John Hancock
Natural Resources Fund

PROSPECTUS 1–1–13

Class A: JNRAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

An Alternative/Specialty Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Natural Resources Fund

7	Investment strategies

7	Risks of investing

10	Who’s who

13	Financial highlights

14	Investing in Class A shares

15	How sales charges are calculated

15	Sales charge reductions and waivers

16	Opening an account

18	Buying shares

19	Selling shares

21	Transaction policies

23	Dividends and account policies

24	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Natural Resources Fund

Investment objective

To seek long-term total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 132 to 135 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more	)

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A

Management fee	1.00

Distribution and service (12b-1) fees	0.30

Other expenses	0.52

Total annual fund operating expenses	1.82

Contractual expense reimbursement[1,2]	−0.24

Total annual fund operating expenses after expense reimbursements	1.58

1	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
2	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A

Shares	Sold	Kept

1 Year	653	653

3 Years	1,022	1,022

5 Years	1,415	1,415

10 Years	2,512	2,512

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 176% of the average value of its portfolio.

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Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 a.m. and 7:00 p.m. and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI World Energy Index consists of the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index consists of the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index consists of the companies in the Paper & Forest Products industry of the MSCI World Index.

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October 15, 2005 is the inception date for the oldest class of shares, Class NAV shares. Class A shares were first offered on January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.60%.

Best quarter: Q2 ’09, 25.35%

Worst quarter: Q3 ’08, -36.35%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-15-05

Class A before tax	−24.41	−1.53	3.07

After tax on distributions	−26.46	−3.90	0.78

After tax on distributions, with sale	−14.96	−1.61	2.20

MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	0.69	3.17	5.12

MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−27.48	0.84	9.64

60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−11.37	2.73	5.92

60% MSCI World Energy Index/ 30% MSCI World Metals & Mining Index / 10% MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−10.20	2.01	5.02

MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−17.75	−7.82	−2.99

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser RS Investment Management Co. LLC
Subadviser Wellington Management Company, LLP

Portfolio management

RS Investment Management Co. LLC
MacKenzie B. Davis, CFA Member of the RS Value and Hard Assets Teams since 2004 Portfolio manager of the fund since 2012	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993 Portfolio manager of the fund since 2012	Kenneth L. Settles, Jr., CFA Member of the RS Value and Hard Assets Teams since 2006 Portfolio manager of the fund since 2012

Wellington Management Company, LLP

Jay Bhutani Director and global industry analyst, Wellington Management Portfolio manager since 2009	John C. O’Toole, CFA Senior vice president and global industry analyst, Wellington Management Portfolio manager since 2005

Purchase and sale of fund shares

The minimum initial investment requirement for Class A shares of the fund is $2,500, except for Coverdell ESAs, which is $2,000, and for group investments, which is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 1-800-225-5291.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

Investment objective: To seek long-term total return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in the exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments or

•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment goal will be limited.

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

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Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and

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participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may

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determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Natural resources risk

The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement

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without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $1 billion	1.00%

Next $1 billion	0.975%

Over $2 billion	0.950%

During its most recent fiscal year, the fund paid the investment adviser a management fee equal to 1.00% of net assets (excluding any waivers or reimbursements).

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.20% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) blue sky fees, (i) printing and postage, (j) acquired fund fees and (k) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the fund’s day-to-day portfolio management.

RS Investment Management Co. LLC
388 Market Street, Suite 1700
San Francisco, CA 94111

RS Investment Management Co. LLC (RS Investments) or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $23.8 billion in assets as of October 31, 2012. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

MacKenzie B. Davis, CFA

•	Member of the RS Value and Hard Assets Teams since 2004

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2004

Andrew P. Pilara, Jr.

•	Member of the RS Value and Hard Assets Teams since 1993

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 1993

Kenneth L. Settles, Jr., CFA

•	Member of the RS Value and Hard Assets Teams since 2006

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2006

Wellington Management Company, LLP
280 Congress Street
Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

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Below are brief biographical profiles of this subadviser’s portfolio managers. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Jay Bhutani

•	Director and global industry analyst, Wellington Management

•	Portfolio manager since 2009

•	Joined Wellington Management as an investment professional in 2007

John C. O’Toole, CFA

•	Senior vice president and global industry analyst, Wellington Management

•	Portfolio manager since 2005

•	Joined Wellington Management as an investment professional in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

This table details the financial performance of Class A shares, including total return information showing how much an investment in the fund has increased or decreased each period.

The financial statements of the fund as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Natural Resources Fund Class A Shares
Per share operating performance period ended	8-31-12	8-31-11	8-31-10[1]

Net asset value, beginning of period	$21.13	$18.34	$20.70

Net investment income[2]	0.06	0.03	0.05

Net realized and unrealized gain (loss) on investments	(3.04)	2.80	(2.41)

Total from investment operations	(2.98)	2.83	(2.36)

Less distributions

From net investment income	(0.04)	—	—

From net realized gain	(2.07)	(0.04)	—

Total distributions	(2.11)	(0.04)	—

Net asset value, end of period	$16.04	$21.13	$18.34

Total return[3] (%)	(14.60)[4]	15.41 [4]	(11.40)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$11	$3

Ratios (as a percentage of average net assets):

Expenses before reductions and amounts recaptured	1.82	1.77	1.81	[6]

Expenses including reductions and amounts recaptured	1.60	1.60	1.60	[6]

Net investment income	0.37	0.13	0.41	[6]

Portfolio turnover (%)	176	85	70	[7]

1	The inception date for Class A shares is 1-4-10.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Not annualized.
6	Annualized.
7	Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

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 Your account

Investing in Class A shares

Class A shares’ cost structure includes a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Effective January 1, 2013, Class A shares are not available to group retirement plans that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such plans generally include, but are not limited to, defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans and non-qualified deferred compensation plans. Investment in Class A shares by such group retirement plans subsequent to January 1, 2013 will be permitted in the following circumstances:

•	The plan holds Class A shares of the fund or any John Hancock fund prior to January 1, 2013;

•	Class A shares of the fund or any other John Hancock fund have been established as an investment option under the plan prior to January 1, 2013 and the fund’s representatives have agreed that the plan may invest in Class A shares after that date; and

•	Class A shares of the fund or any other John Hancock fund have been established as a part of an investment model prior to January 1, 2013 and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Rule 12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a), or described in Section 457(b) of the Internal Revenue Code of 1986, as amended (the Code), that is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock-sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s Rule 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per participant rollover into a John Hancock fund for facilitating the transaction.

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How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5 or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial Sales Charge on Class A Shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on investments of $1 million or more

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a John Hancock fund’s Class A and Class T shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which include any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

•	rollovers, contract exchanges or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

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Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.

To utilize this privilege, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in certain eligible retirement platforms, fee-based or wrap investment products under a signed agreement with the distributor

•	financial intermediaries who have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customer

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock Personal Financial Services (PFS) Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

•	participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

•	participants actively enrolled in a John Hancock Retirement Plan Services (RPS) plan account rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through the John Hancock PFS Group (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant’s John Hancock RPS plan account), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

•	individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account

•	former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investment for Class A shares of the fund is $2,500 except as follows:

•	Coverdell ESAs: $2,000 (or such other maximum contribution requirement set forth in the Internal Revenue Code)

•	there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment

•	group investments: $250

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

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4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for automated service.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.
• Call EASI-Line for automated service.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will generally be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion Signature Guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion Signature Guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form.

• Medallion Signature Guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion Signature Guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion Signature Guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances. Equity securities are generally valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. Securities not traded on a particular day are valued at the closing bid prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Debt securities with remaining maturities of one year or more at the time of acquisition are valued using prices provided by a pricing service, or by prices furnished by recognized dealers in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition are generally valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE. Exchange-traded options are valued at the mean of the bid and ask prices. Futures contracts are valued at the most recent settlement price. Shares of other open-end investment companies (underlying funds) are valued based on the NAVs of those underlying funds.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund, which (as noted above) is valued at the underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges. The registration for both accounts must be identical.

Provided the fund’s eligibility requirements are met, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize a taxable gain or loss. For further details, see “Additional Information Concerning Taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or

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other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase

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the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Natural Resources Fund – Your account

23

Small accounts

If the value of your account is less than $2,500, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s). Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds). To find out more, call Signature Services at 1-800-225-5291.

John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts; does not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The following information for the fund is posted on the Web site, www.jhfunds.com, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC 3540PN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Natural Resources Fund

Class I:	JNRIX

Prospectus
1–1–13

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

An Alternative/Specialty Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Natural Resources Fund

7	Investment strategies

10	Who’s who

13	Financial highlights

14	Who can buy shares

14	Opening an account

15	Buying shares

16	Selling shares

18	Transaction policies

20	Dividends and account policies

20	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Natural Resources Fund

Investment objective

To seek long-term total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee	1.00

Other expenses	0.43

Total annual fund operating expenses	1.43

Contractual expense reimbursement[1,2]	−0.05

Total annual fund operating expenses after expense reimbursements	1.38

1	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
2	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	140

3 Years	448

5 Years	777

10 Years	1,709

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

Natural Resources Fund – Fund summary

2

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

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3

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI World Energy Index consists of the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index consists of the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index consists of the companies in the Paper & Forest Products industry of the MSCI World Index.

October 15, 2005 is the inception date for the oldest class of shares, Class NAV shares. Class I shares were first offered on January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Natural Resources Fund – Fund summary

4

Calendar year total returns — Class I (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.72%.

Best quarter: Q2 ’09, 25.59%

Worst quarter: Q3 ’08, -36.22%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-15-05

Class I before tax	−20.16	0.07	4.58

After tax on distributions	−22.42	−2.37	2.22

After tax on distributions, with sale	−12.15	−0.31	3.46

MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	0.69	3.17	5.12

MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−27.48	0.84	9.64

60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−11.37	2.73	5.92

60% MSCI World Energy Index/ 30% MSCI World Metals & Mining Index / 10% MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−10.20	2.01	5.02

MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−17.75	−7.82	−2.99

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser RS Investment Management Co. LLC
Subadviser Wellington Management Company, LLP

Portfolio management

RS Investment Management Co. LLC

MacKenzie B. Davis, CFA Member of the RS Value and Hard Assets Teams since 2004 Portfolio manager of the fund since 2012	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993 Portfolio manager of the fund since 2012	Kenneth L. Settles, Jr., CFA Member of the RS Value and Hard Assets Teams since 2006 Portfolio manager of the fund since 2012

Wellington Management Company, LLP
Jay Bhutani Director and global industry analyst, Wellington Management Portfolio manager since 2009	John C. O’Toole, CFA Senior vice president and global industry analyst, Wellington Management Portfolio manager since 2005

Purchase and sale of fund shares

The minimum initial investment requirement for Class I shares of the fund is $250,000. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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6

 Fund details

Investment strategies

Investment objective: To seek long-term total return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in the exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments or

•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment goal will be limited.

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

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7

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and

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participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may

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determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Natural resources risk

The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement

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without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $1 billion	1.00%

Next $1 billion	0.975%

Over $2 billion	0.950%

During its most recent fiscal year, the fund paid the investment adviser a management fee equal to 1.00% of net assets (excluding any waivers or reimbursements).

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.20% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) blue sky fees, (i) printing and postage, (j) acquired fund fees and (k) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the fund’s day-to-day portfolio management.

RS Investment Management Co. LLC
388 Market Street, Suite 1700
San Francisco, CA 94111

RS Investment Management Co. LLC (RS Investments) or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $23.8 billion in assets as of October 31, 2012. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

MacKenzie B. Davis, CFA

•	Member of the RS Value and Hard Assets Teams since 2004

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2004

Andrew P. Pilara, Jr.

•	Member of the RS Value and Hard Assets Teams since 1993

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 1993

Kenneth L. Settles, Jr., CFA

•	Member of the RS Value and Hard Assets Teams since 2006

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2006

Wellington Management Company, LLP
280 Congress Street
Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

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Below are brief biographical profiles of this subadviser’s portfolio managers. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Jay Bhutani

•	Director and global industry analyst, Wellington Management

•	Portfolio manager since 2009

•	Joined Wellington Management as an investment professional in 2007

John C. O’Toole, CFA

•	Senior vice president and global industry analyst, Wellington Management

•	Portfolio manager since 2005

•	Joined Wellington Management as an investment professional in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

This table details the financial performance of Class I shares, including total return information showing how much an investment in the fund has increased or decreased each period.

The financial statements of the fund as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Natural Resources Fund Class I Shares
Per share operating performance period ended	8-31-12	8-31-11	8-31-10[1]

Net asset value, beginning of period	$21.18	$18.37	$20.70

Net investment income[2]	0.11	0.12	0.10

Net realized and unrealized gain (loss) on investments	(3.06)	2.79	(2.43)

Total from investment operations	(2.95)	2.91	(2.33)

Less distributions

From net investment income	(0.10)	(0.06)	—

From net realized gain	(2.07)	(0.04)	—

Total distributions	(2.17)	(0.10)	—

Net asset value, end of period	$16.06	$21.18	$18.37

Total return (%)	(14.39)[3]	15.79 [3]	(11.26)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$1

Ratios (as a percentage of average net assets):

Expenses before reductions and amounts recaptured	1.43	1.53	1.54	[5]

Expenses including reductions and amounts recaptured	1.37	1.30	1.30	[5]

Net investment income	0.65	0.54	0.82	[5]

Portfolio turnover (%)	176	85	70	[6]

1	The inception date for Class I shares is 1-4-10.
2	Based on the average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Not annualized.
5	Annualized.
6	Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):

•	Class I shares are only available to clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting or similar services; or (ii) have entered into an agreement with John Hancock Funds to offer Class I shares through a no-load program or investment platform.

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Any entity that is considered a corporation for tax purposes

•	Investment companies, both affiliated and not affiliated with the adviser

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, certain financial intermediaries may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• You may exchange Class I shares for other Class I shares or John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion Signature Guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts.

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative.

• Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion Signature Guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may only exchange Class I shares for other Class I shares or John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion Signature Guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion Signature Guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form.

• Medallion Signature Guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion Signature Guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion Signature Guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances. Equity securities are generally valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. Securities not traded on a particular day are valued at the closing bid prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Debt securities with remaining maturities of one year or more at the time of acquisition are valued using prices provided by a pricing service, or by prices furnished by recognized dealers in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition are generally valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE. Exchange-traded options are valued at the mean of the bid and ask prices. Futures contracts are valued at the most recent settlement price. Shares of other open-end investment companies (underlying funds) are valued based on the NAVs of those underlying funds.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund, which (as noted above) is valued at the underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares of one John Hancock fund for Class I shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back to Class I shares.

Provided the fund’s eligibility requirements are met, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize a taxable gain or loss. For further details, see “Additional Information Concerning Taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

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Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise

Natural Resources Fund – Your account

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would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The following information for the fund is posted on the Web site, www.jhfunds.com, generally on the fifth business day after month end:

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top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

By EASI-Line: 1-800-597-1897

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC 354IPN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Natural Resources Fund

Class R6:	JRNRX

Prospectus
1–1–13

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

An Alternative/Specialty Fund

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Natural Resources Fund

6	Investment strategies

6	Risks of investing

9	Who’s who

12	Financial highlights

13	Who can buy shares

13	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Natural Resources Fund

Investment objective

To seek long-term total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee	1.00

Other expenses	23.48

Total annual fund operating expenses	24.48

Contractual expense reimbursement[1,2]	−23.20

Total annual fund operating expenses after expense reimbursements	1.28

1	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
2	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	130

3 Years	4,267

5 Years	6,950

10 Years	10,221

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

Natural Resources Fund – Fund summary

2

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

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Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI World Index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI World Energy Index consists of the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index consists of the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index consists of the companies in the Paper & Forest Products industry of the MSCI World Index.

October 15, 2005 is the inception date for the oldest class of shares, Class NAV shares. Class R6 shares were first offered on November 1, 2011. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

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Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.84%.

Best quarter: Q2 ’09, 25.52%

Worst quarter: Q3 ’08, -36.26%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-15-05

Class R6 before tax	−20.27	−0.14	4.35

After tax on distributions	−22.52	−2.59	1.99

After tax on distributions, with sale	−12.22	−0.48	3.27

MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	0.69	3.17	5.12

MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−27.48	0.84	9.64

60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	−11.37	2.73	5.92

60% MSCI World Energy Index/ 30% MSCI World Metals & Mining Index / 10% MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−10.20	2.01	5.02

MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−17.75	−7.82	−2.99

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser RS Investment Management Co. LLC
Subadviser Wellington Management Company, LLP

Portfolio management

RS Investment Management Co. LLC
MacKenzie B. Davis, CFA Member of the RS Value and Hard Assets Teams since 2004 Portfolio manager of the fund since 2012*	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993 Portfolio manager of the fund since 2012	Kenneth L. Settles, Jr., CFA Member of the RS Value and Hard Assets Teams since 2006 Portfolio manager of the fund since 2012

Wellington Management Company, LLP
Jay Bhutani Director and global industry analyst, Wellington Management Portfolio manager since 2009	John C. O’Toole, CFA Senior vice president and global industry analyst, Wellington Management Portfolio manager since 2005

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund details

Investment strategies

Investment objective: To seek long-term total return.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in the exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments or

•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment goal will be limited.

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager

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will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency

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hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain

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derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Natural resources risk

The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder

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approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $1 billion	1.00%

Next $1 billion	0.975%

Over $2 billion	0.950%

During its most recent fiscal year, the fund paid the investment adviser a management fee equal to 1.00% of net assets (excluding any waivers or reimbursements).

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.20% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) blue sky fees, (i) printing and postage, (j) acquired fund fees and (k) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the fund’s day-to-day portfolio management.

RS Investment Management Co. LLC
388 Market Street, Suite 1700
San Francisco, CA 94111

RS Investment Management Co. LLC (RS Investments) or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $23.8 billion in assets as of October 31, 2012. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

MacKenzie B. Davis, CFA

•	Member of the RS Value and Hard Assets Teams since 2004

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2004

Andrew P. Pilara, Jr.

•	Member of the RS Value and Hard Assets Teams since 1993

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 1993

Kenneth L. Settles, Jr., CFA

•	Member of the RS Value and Hard Assets Teams since 2006

•	Portfolio manager of the fund since 2012

•	Joined RS Investments in 2006

Wellington Management Company, LLP
280 Congress Street
Boston, MA 02210

Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

Below are brief biographical profiles of this subadviser’s portfolio managers. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

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Jay Bhutani

•	Director and global industry analyst, Wellington Management

•	Portfolio manager since 2009

•	Joined Wellington Management as an investment professional in 2007

John C. O’Toole, CFA

•	Senior vice president and global industry analyst, Wellington Management

•	Portfolio manager since 2005

•	Joined Wellington Management as an investment professional in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

This table details the financial performance of Class R6 shares, including total return information showing how much an investment in the fund has increased or decreased over the period.

The financial statements of the fund as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the fund’s independent registered public accounting firm. The report of PwC is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Natural Resources Fund Class R6 Shares
Per share operating performance period ended	8-31-12[1]

Net asset value, beginning of period	$20.40

Net investment income[2]	0.11

Net realized and unrealized loss on investments	(2.24)

Total from investment operations	(2.13)

Less distributions

From net investment income	(0.10)

From net realized gain	(2.07)

Total distributions	(2.17)

Net asset value, end of period	$16.10

Total return (%)	(10.92)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]

Ratios (as a percentage of average net assets):

Expenses before reductions and amounts recaptured	24.48 [6]

Expenses including reductions and amounts recaptured	1.30 [6]

Net investment income	0.78 [6]

Portfolio turnover (%)	176 [7]

1	Period from 11-1-11 (inception date) to 8-31-12.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	Portfolio Turnover is shown for the period from 9-1-11 to 8-31-12.

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 Your account

Who can buy shares

Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)

•	Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans) (collectively, Qualified Plans)

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	457 Plans, including 457(a) governmental entity plans and tax-exempt plans

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Class R6 shares may not be available through certain investment dealers.

The availability of Class R6 shares for Qualified Plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your Qualified Plan.

Class R6 shares also are generally available only to Qualified Plan investors where plan level or omnibus accounts are held on the books of the fund.

Class R6 shares are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Class R6 shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Payments to financial intermediaries

No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares, sometimes referred to as “revenue sharing.” Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $1 million for all investors other than Qualified Plan investors. There is no minimum initial investment requirement for Qualified Plan investors that do not require the fund or its affiliates to pay any type of administrative payments. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• You may exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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14

Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion Signature Guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts and group retirement plans.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative

• Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion Signature Guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may only exchange Class R6 shares for other Class R6 shares or for John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion Signature Guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion Signature Guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form.

• Medallion Signature Guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion Signature Guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion Signature Guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances. Equity securities are generally valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. Securities not traded on a particular day are valued at the closing bid prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Debt securities with remaining maturities of one year or more at the time of acquisition are valued using prices provided by a pricing service, or by prices furnished by recognized dealers in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition are generally valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE. Exchange-traded options are valued at the mean of the bid and ask prices. Futures contracts are valued at the most recent settlement price. Shares of other open-end investment companies (underlying funds) are valued based on the NAVs of those underlying funds.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund, which (as noted above) is valued at the underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R6 shares of one John Hancock fund for Class R6 shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back to Class R6 shares.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason

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17

and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may

Natural Resources Fund – Your account

18

trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The following information for the fund is posted on the Web site, www.jhfunds.com, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than 30 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

By EASI-Line: 1-800-597-1897

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC 354R6PN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Retirement Choices Portfolios
(FORMERLY JOHN HANCOCK RETIREMENT PORTFOLIOS)

PROSPECTUS 1–1–13

	Class R1	Class R2	Class R4

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)	JRIQX	JRINX	JRIPX
Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)	JRVQX	JRVRX	JRVPX
Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)	JRRQX	JRRRX	JRRPX
Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)	JRYQX	JRYRX	JRYPX
Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)	JRHQX	JRHRX	JRHPX
Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)	JREQX	JRERX	JREPX
Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)	JRWQX	JRWRX	JRWPX
Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)	JRFQX	JRFNX	JRFPX
Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)	JRTQX	JRTRX	JRTPX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Asset Allocation Portfolios

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Retirement Choices at 2050 Portfolio

7	Retirement Choices at 2045 Portfolio

13	Retirement Choices at 2040 Portfolio

19	Retirement Choices at 2035 Portfolio

25	Retirement Choices at 2030 Portfolio

31	Retirement Choices at 2025 Portfolio

37	Retirement Choices at 2020 Portfolio

43	Retirement Choices at 2015 Portfolio

49	Retirement Choices at 2010 Portfolio

55	Investment strategies

56	Other permitted investments

56	Risks of investing in the funds of funds

57	Risks of investing in the underlying funds

62	Who’s who

65	Financial highlights

66	Underlying fund information

69	Who can buy shares

69	Class cost structure

70	Opening an account

70	Information for plan participants

70	Transaction policies

72	Dividends and account policies

72	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Retirement Choices at 2050 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.20	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3]	3.06	3.06	4.55

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.40	0.40	0.40

Total annual fund operating expenses	4.41	4.16	5.40

Contractual expense reimbursement[5,6]	−3.01	−3.01	−4.50

Total annual fund operating expenses after expense reimbursements	1.40	1.15	0.90

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	143	117	92

3 Years	1,062	989	1,231

5 Years	1,992	1,875	2,359

10 Years	4,365	4,155	5,130

Retirement Choices at 2050 Portfolio – Fund summary

2

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

Retirement Choices at 2050 Portfolio – Fund summary

3

permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Retirement Choices at 2050 Portfolio – Fund summary

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Past performance

This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund had not completed a full calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Choices at 2050 Portfolio – Fund summary

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 Fund summary

John Hancock
Retirement Choices at 2045 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.20	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3]	2.94	2.94	4.43

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.40	0.40	0.40

Total annual fund operating expenses	4.29	4.04	5.28

Contractual expense reimbursement[5,6]	−2.89	−2.89	−4.38

Total annual fund operating expenses after expense reimbursements	1.40	1.15	0.90

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	143	117	92

3 Years	1,038	964	1,208

5 Years	1,946	1,828	2,315

10 Years	4,273	4,060	5,047

Retirement Choices at 2045 Portfolio – Fund summary

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

Retirement Choices at 2045 Portfolio – Fund summary

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 11.14%.

Best quarter: Q3 ’10, 10.38%

Worst quarter: Q3 ’11, -13.39%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	−2.23	1.73

After tax on distributions	−2.76	1.08

After tax on distributions, with sale	−1.45	1.10

Class R2 before tax	−4.73	−0.89

Class R4 before tax	−0.56	3.31

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Choices at 2045 Portfolio – Fund summary

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 Fund summary

John Hancock
Retirement Choices at 2040 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.20	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3]	2.00	2.00	3.29

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.40	0.40	0.40

Total annual fund operating expenses	3.35	3.10	4.14

Contractual expense reimbursement[5,6]	−1.95	−1.95	−3.24

Total annual fund operating expenses after expense reimbursements	1.40	1.15	0.90

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	143	117	92

3 Years	848	773	981

5 Years	1,577	1,455	1,884

10 Years	3,508	3,275	4,203

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2011; and 81.5%/18.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 11.16%.

Best quarter: Q3 ’10, 10.39%

Worst quarter: Q3 ’11, -13.38%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	−2.17	1.74

After tax on distributions	−2.68	1.09

After tax on distributions, with sale	−1.41	1.11

Class R2 before tax	−3.82	0.02

Class R4 before tax	−0.53	3.30

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

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Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2035 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.21	0.21	0.21

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3,5]	1.98	1.98	3.28

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.39	0.39	0.39

Total annual fund operating expenses	3.33	3.08	4.13

Contractual expense reimbursement[5,6]	−1.93	−1.93	−3.23

Total annual fund operating expenses after expense reimbursements	1.40	1.15	0.90

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

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Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	143	117	92

3 Years	844	769	979

5 Years	1,569	1,447	1,881

10 Years	3,491	3,257	4,195

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the

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portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

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Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

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Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 79%/21% from December 1, 2010 to November 30, 2011; and 78%/22% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.94%.

Best quarter: Q3 ’10, 10.15%

Worst quarter: Q3 ’11, -12.74%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	−1.74	2.01

After tax on distributions	−2.26	1.38

After tax on distributions, with sale	−1.13	1.35

Class R2 before tax	−3.36	0.32

Class R4 before tax	−0.23	3.43

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	5.42

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2030 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.24	0.24	0.24

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3,5]	1.51	1.51	2.61

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.36	0.36	0.36

Total annual fund operating expenses	2.86	2.61	3.46

Contractual expense reimbursement[5,6]	−1.46	−1.46	−2.56

Total annual fund operating expenses after expense reimbursements	1.40	1.15	0.90

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

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Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	143	117	92

3 Years	748	672	844

5 Years	1,379	1,254	1,617

10 Years	3,080	2,835	3,651

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the

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portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

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Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

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Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 74% S&P 500 Index/26% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 73%/27% from December 1, 2010 to November 30, 2011; and 71%/29% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.24%.

Best quarter: Q3 ’10, 9.38%

Worst quarter: Q3 ’11, -11.50%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	−0.95	2.40

After tax on distributions	−1.47	1.75

After tax on distributions, with sale	−0.62	1.67

Class R2 before tax	−2.11	1.20

Class R4 before tax	0.53	3.79

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.89	5.62

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2025 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.29	0.29	0.29

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3,5]	1.50	1.50	2.60

Recoupment[5]	0.01	0.01	0.01

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.32	0.32	0.32

Total annual fund operating expenses	2.87	2.62	3.47

Contractual expense reimbursement[6]	−1.46	−1.46	−2.56

Total annual fund operating expenses after expense reimbursements	1.41	1.16	0.91

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

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Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	144	118	93

3 Years	751	675	827

5 Years	1,384	1,259	1,584

10 Years	3,089	2,844	3,579

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the

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portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

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Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

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Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 62.5%/37.5% from December 1, 2010 to November 30, 2011; and 59%/41% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.22%.

Best quarter: Q3 ’10, 8.48%

Worst quarter: Q3 ’11, -9.44%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	0.34	3.02

After tax on distributions	−0.18	2.38

After tax on distributions, with sale	0.22	2.20

Class R2 before tax	−0.83	1.81

Class R4 before tax	1.78	4.35

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.54	5.88

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2020 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.36	0.36	0.36

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3,5]	1.50	1.50	2.60

Recoupment[5]	0.01	0.01	0.01

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.26	0.26	0.26

Total annual fund operating expenses	2.88	2.63	3.48

Contractual expense reimbursement[6]	−1.46	−1.46	−2.56

Total annual fund operating expenses after expense reimbursements	1.42	1.17	0.92

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

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Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	145	119	93

3 Years	754	678	849

5 Years	1,389	1,264	1,626

10 Years	3,100	2,855	3,669

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the

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portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

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Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

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Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 47.5% S&P 500 Index/52.5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 44%/56% from December 1, 2010 to November 30, 2011; and 40%/60% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 7.27%.

Best quarter: Q3 ’10, 6.73%

Worst quarter: Q3 ’11, -5.65%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	2.09	3.72

After tax on distributions	1.59	3.12

After tax on distributions, with sale	1.36	2.82

Class R2 before tax	0.91	2.51

Class R4 before tax	3.59	5.09

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.31

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2015 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.44	0.44	0.44

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3,5]	1.52	1.52	2.63

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.18	0.18	0.18

Total annual fund operating expenses	2.89	2.64	3.50

Contractual expense reimbursement[5,6]	−1.47	−1.47	−2.58

Total annual fund operating expenses after expense reimbursements	1.42	1.17	0.92

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

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Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	145	119	94

3 Years	756	680	854

5 Years	1,393	1,269	1,635

10 Years	3,109	2,864	3,686

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distanct target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the

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portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

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Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

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Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 28% S&P 500 Index/72% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 23%/77% from December 1, 2010 to November 30, 2011; and 18%/82% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 4.78%.

Best quarter: Q3 ’10, 4.94%

Worst quarter: Q3 ’11, -1.24%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	3.81	4.38

After tax on distributions	3.31	3.80

After tax on distributions, with sale	2.48	3.39

Class R2 before tax	2.86	3.42

Class R4 before tax	5.45	5.86

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	6.74	6.64

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2010 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R4

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4

Management fee[1]	0.48	0.48	0.48

Distribution and service (12b-1) fees	0.50	0.25	0.15	[2]

Other expenses[3]	2.01	2.01	3.30

Service plan fee	0.25	0.25	0.10

Acquired fund fees and expenses[1,4]	0.14	0.14	0.14

Total annual fund operating expenses	3.38	3.13	4.17

Contractual expense reimbursement[5,6]	−1.96	−1.96	−3.25

Total annual fund operating expenses after expense reimbursements	1.42	1.17	0.92

1	Fees have been restated based on changes to the underlying investment mix.
2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
3	“Other expenses” have been estimated for the classes’ first year of operations.
4	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
5	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
6	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R1, Class R2 and Class R4 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50% and 0.25% of the average annual net assets (on an annualized basis), respectively. “Expenses” means all expenses attributable to Class R1, Class R2 and Class R4 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4

1 Year	145	119	94

3 Years	856	781	989

5 Years	1,591	1,469	1,898

10 Years	3,535	3,302	4,227

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 8% S&P 500 Index/92% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R1 and Class R2 shares were first offered on September 4, 2012 and Class R4 shares were first offered on May 1, 2012. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R2 and Class R4 shares, as applicable.

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 3.54%.

Best quarter: Q3 ’10, 2.87%

Worst quarter: Q4 ’10, -0.92%

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Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R1 before tax	4.97	4.81

After tax on distributions	4.39	4.14

After tax on distributions, with sale	3.24	3.71

Class R2 before tax	3.27	3.11

Class R4 before tax	3.27	3.12

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	6.95

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2 and Class R4 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Investment strategies

Investment objective: Each fund seeks high total return until its target retirement date.

The Board of Trustees can change a fund’s investment objective and strategy without shareholder approval.

Under normal market conditions, each fund primarily invests its assets in underlying funds using an asset allocation strategy based on investors’ expected retirement date (see the chart in the preceding “Fund summary”).

The portfolio managers of each fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each John Hancock Retirement Choices Portfolio is designed for investors planning to retire around the designated year and has a target asset allocation reflecting this designation. A fund with a closer target retirement date will have a greater exposure to underlying funds primarily invested in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target retirement date. Over time, each fund’s asset allocation strategy will change according to a predetermined “glide path” shown in the “Fund summary.” As the glide path shows, each fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment adviser may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may, from time to time, adjust the percent of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds, or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the fund’s assets subject to the management of a particular underlying fund’s subadviser or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. Accordingly, in the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities after December 31st of the designated retirement year. This static allocation may be appropriate for some investors; however, other investors may wish to re-allocate their investments and may remove all or most of their investment at retirement.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging-market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs), the securities of other investment companies and may make direct investments in other types of investments, such as U.S. government securities and derivatives, including credit default swaps, options on equity index futures, interest rate swaps and foreign currency forward contracts. A fund of funds may also directly invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

In addition to investing in exchange traded funds (ETFs), the funds may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Temporary defensive investing

A fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

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•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment goal will be limited.

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	Purchase exchange-traded notes (ETNs).

•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest directly in such instruments unless the subadviser obtains prior written approval from the adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

Risks of investing in the funds of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded fund (ETF) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

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Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other strategic transactions. To the extent that the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its retirement stage.

Retirement target allocation risk

When the fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

Risks of investing in the underlying funds

By owning shares of underlying funds, the fund indirectly invests, to varying degrees, in equity securities of U.S. companies, including small-and medium-sized companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that the fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality or corporation or otherwise

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supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P at the time of investment, or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

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Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These

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transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an

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immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below-investment-grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

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The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates the investment subadviser to manage the assets of the funds. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the funds (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

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The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF II and JHF III

Aggregate Net Assets of the fund

First $7.5 billion	0.060%

Excess over $7.5 billion	0.050%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on other assets

Aggregate Net Assets of the fund

First $7.5 billion	0.510%

Excess over $7.5 billion	0.500%

During their most recent fiscal year, the funds paid to the investment adviser management fees as follows:

Retirement Choices at 2050 Portfolio: 0.13%

Retirement Choices at 2045 Portfolio: 0.13%

Retirement Choices at 2040 Portfolio: 0.13%

Retirement Choices at 2035 Portfolio: 0.13%

Retirement Choices at 2030 Portfolio: 0.14%

Retirement Choices at 2025 Portfolio: 0.16%

Retirement Choices at 2020 Portfolio: 0.19%

Retirement Choices at 2015 Portfolio: 0.21%

Retirement Choices at 2010 Portfolio: 0.23%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser may recapture operating expenses reimbursed or fees waived under expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the funds’ day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of October 31, 2012 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had approximately $93 billion in assets under management.

Below is a brief biographical profile of the leader of this subadviser’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the funds, see the SAI.

Steve Orlich

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2012, had total assets under management of approximately $129.9 billion.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Bob Boyda

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset
Management (North America) Limited (2009–2010)

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Steve Medina

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1998–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the funds’ independent registered public accounting firm. The report of PwC is included, along with the funds’ financial statements, in the funds’ annual report, which has been incorporated by reference into the SAI and is available upon request.

Because Class R1 and Class R2 shares of the fund had not commenced operations prior to August 31, 2012, there are no financial highlights to report for Class R1 and Class R2 shares.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
	Income (loss) from
	investment operations					Less distributions							Ratios to average net assets
				Net
				realized
		Net		and									Expenses		Expenses
	Net asset	invest-		unrealized	Total								before		including				Net
	value,	ment		gain (loss)	from	From net		From		Net asset			reductions		reductions		Net		assets,
	beginning	income		on	investment	investment	From net	capital	Total	value, end	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		investments	operations	income	realized	paid-in	distributions	of period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	gain ($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)
CLASS R4

08-31-2012[2]	10.96	0.04	[3]	0.20	0.24	—	—	—	—	11.20	2.19	[4,5]	20.84	[6]	0.69	[6,7]	1.06	[3,6]	—	[8]	148

Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)
CLASS R4

08-31-2012[2]	11.03	0.04	[3]	0.19	0.23	—	—	—	—	11.26	2.09	[4,5]	20.89	[6]	0.66	[6,7]	1.04	[3,6]	—	[8]	133

Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)
CLASS R4

08-31-2012[2]	11.13	0.03	[3]	0.15	0.18	—	—	—	—	11.31	1.62	[4,5]	21.05	[6]	0.06	[6,7]	0.76	[3,6]	—	[8]	127

Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)
CLASS R4

08-31-2012[2]	11.18	0.02	[3]	0.11	0.13	—	—	—	—	11.31	1.16	[4,5]	21.16	[6]	0.55	[6,7]	0.49	[3,6]	—	[8]	123

Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)
CLASS R4

08-31-2012[2]	11.21	0.01	[3]	0.07	0.08	—	—	—	—	11.29	0.71	[4,5]	21.28	[6]	0.52	[6,7]	0.33	[3,6]	—	[8]	122

Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)
CLASS R4

08-31-2012[2]	11.23	0.01	[3]	0.05	0.06	—	—	—	—	11.29	0.53	[4,5]	21.34	[6]	0.49	[6,7]	0.25	[3,6]	—	[8]	128

Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)
CLASS R4

08-31-2012[2]	11.23	0.01	[3]	0.05	0.06	—	—	—	—	11.29	0.53	[4,5]	21.37	[6]	0.49	[6,7]	0.20	[3,6]	—	[8]	124

Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)
CLASS R4

08-31-2012[2]	11.23	0.01	[3]	0.04	0.05	—	—	—	—	11.28	0.45	[4,5]	21.41	[6]	0.49	[6,7]	0.21	[3,6]	—	[8]	124

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)
CLASS R4

08-31-2012[2]	10.00	0.01	[3]	0.05	0.06	—	—	—	—	10.06	0.60	[4,5]	21.46	[6]	0.48	[6,7]	0.23	[3,6]	—	[8]	132

1	Based on the average daily shares outstanding.
2	The inception date for Class R4 shares is 5-1-12.
3	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Not annualized.
6	Annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63% for the period ended 8-31-12.
8	Less than $500,000.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable underlying fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of October 31, 2012, the funds allocated assets to the underlying funds stated below.

Retirement Choices at 2050 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2045 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2040 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

66

Retirement Choices at 2035 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2030 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2025 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

67

Retirement Choices at 2020 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2015 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2010 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

68

 Your account

Who can buy shares

Class R1, Class R2 and Class R4 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 (529 Plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates.

•	Retirement plans, including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs and SIMPLE IRAs where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Except as noted above, Class R1, Class R2 and Class R4 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

Class R1, Class R2 and Class R4 shares of the fund are sold without any front-end or deferred sales charges. Each of Class R1, Class R2 and Class R4 shares has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

Class R1

•	Distribution and service (Rule 12b-1) fees of 0.50%

Class R2

•	Distribution and service (Rule 12b-1) fees of 0.25%

Class R4

•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Class R4 Shares Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees through December 31, 2013).

In addition to the Rule 12b-1 plan, the fund has adopted service plans for Class R1, Class R2 and Class R4 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of the fund’s share class held by plan participants and is up to 0.25% for Class R1 shares, 0.25% for Class R2 shares and 0.10% for Class R4 shares.

The performance and expense information included in this prospectus does not reflect fees and expenses of any plan that may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Rule 12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Each fund is designed so that it can qualify as a “qualified default investment alternative” (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any

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69

payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1, Class R2, Class R4 shares by contacting any broker-dealer or other financial service firm authorized to sell Class R1, Class R2 or Class R4 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. There is no minimum initial investment to purchase Class R1, Class R2 or Class R4 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange your Class R1, Class R2, or Class R4 shares for shares of the same class of other John Hancock funds that are available through your plan, or John Hancock Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into Class R1, Class R2 or Class R4 shares, as applicable.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in

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light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15, by your plan’s recordkeeper.

Dividends

The fund generally declares and pays dividend income at least annually. Capital gains, if any, are distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The holdings of each fund will be posted to the Web site, www.jhfunds.com, no earlier than 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC RCPRPN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Retirement Choices Portfolios
(FORMERLY JOHN HANCOCK RETIREMENT PORTFOLIOS)

PROSPECTUS 1–1–13

	Class R3	Class R5

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)	--	--
Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)	--	--
Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)	--	--
Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)	--	--
Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)	--	--
Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)	--	--
Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)	--	--
Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)	--	--
Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)	--	--

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Asset Allocation Portfolios

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Retirement Choices at 2050 Portfolio

7	Retirement Choices at 2045 Portfolio

13	Retirement Choices at 2040 Portfolio

19	Retirement Choices at 2035 Portfolio

25	Retirement Choices at 2030 Portfolio

31	Retirement Choices at 2025 Portfolio

37	Retirement Choices at 2020 Portfolio

43	Retirement Choices at 2015 Portfolio

49	Retirement Choices at 2010 Portfolio

55	Investment strategies

56	Other permitted investments

56	Risks of investing in the funds of funds

57	Risks of investing in the underlying funds

62	Who’s who

65	Financial highlights

74	Underlying fund information

77	Who can buy shares

77	Class cost structure

77	Opening an account

78	Information for plan participants

78	Transaction policies

80	Dividends and account policies

80	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Retirement Choices at 2050 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2]	3.06	3.06

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.40	0.40

Total annual fund operating expenses	4.31	3.71

Contractual expense reimbursement[4]	−0.15	−0.15

Total annual fund operating expenses after expense reimbursements	4.16	3.56

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	418	359

3 Years	1,293	1,121

5 Years	2,180	1,903

10 Years	4,453	3,949

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

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Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

Retirement Choices at 2050 Portfolio – Fund summary

4

obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Retirement Choices at 2050 Portfolio – Fund summary

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Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Choices at 2050 Portfolio – Fund summary

6

 Fund summary

John Hancock
Retirement Choices at 2045 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2]	2.94	2.94

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.40	0.40

Total annual fund operating expenses	4.19	3.59

Contractual expense reimbursement[4]	−0.03	−0.03

Total annual fund operating expenses after expense reimbursements	4.16	3.56

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	418	359

3 Years	1,270	1,097

5 Years	2,135	1,857

10 Years	4,362	3,852

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

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Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

Retirement Choices at 2045 Portfolio – Fund summary

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

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Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was -0.56%.

Best quarter: Q3 ’10, 9.62%

Worst quarter: Q3 ’11, -14.00%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	−4.88	−1.05

After tax on distributions	−5.40	−1.69

After tax on distributions, with sale	−3.17	−1.25

Class R5 before tax	−4.31	−0.46

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2040 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.20	0.20

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2]	2.00	2.00

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.40	0.40

Total annual fund operating expenses	3.25	2.65

Contractual expense reimbursement[4]	−0.02	−0.02

Total annual fund operating expenses after expense reimbursements	3.23	2.63

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	326	266

3 Years	999	822

5 Years	1,696	1,403

10 Years	3,548	2,982

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

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Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

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After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2011; and 81.5%/18.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.00%.

Best quarter: Q3 ’10, 9.88%

Worst quarter: Q3 ’11, -13.79%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	−3.94	−0.12

After tax on distributions	−4.45	−0.75

After tax on distributions, with sale	−2.56	−0.46

Class R5 before tax	−3.37	0.48

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2035 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.21	0.21

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2,4]	1.98	1.98

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.39	0.39

Total annual fund operating expenses	3.23	2.63

Contractual expense reimbursement[4]	−0.01	−0.01

Total annual fund operating expenses after expense reimbursements	3.22	2.62

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	325	265

3 Years	994	816

5 Years	1,687	1,394

10 Years	3,530	2,963

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

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Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 79%/21% from December 1, 2010 to November 30, 2011; and 78%/22% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.00%.

Best quarter: Q3 ’10, 9.65%

Worst quarter: Q3 ’11, -13.14%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	−3.51	0.17

After tax on distributions	−4.01	−0.45

After tax on distributions, with sale	−2.28	−0.20

Class R5 before tax	−2.93	0.78

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	5.42

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2030 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.24	0.24

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2,4]	1.51	1.51

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.36	0.36

Total annual fund operating expenses	2.76	2.16

Contractual expense reimbursement[4]	0.00	0.00

Total annual fund operating expenses after expense reimbursements	2.76	2.16

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	279	219

3 Years	856	676

5 Years	1,459	1,159

10 Years	3,090	2,493

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

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Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 74% S&P 500 Index/26% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 73%/27% from December 1, 2010 to November 30, 2011; and 71%/29% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.00%.

Best quarter: Q3 ’10, 9.02%

Worst quarter: Q3 ’11, -11.80%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	−2.26	1.04

After tax on distributions	−2.77	0.40

After tax on distributions, with sale	−1.47	0.52

Class R5 before tax	−1.68	1.65

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.89	5.62

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2025 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.29	0.29

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2,4]	1.50	1.50

Recoupment[4]	0.01	0.01

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.32	0.32

Total annual fund operating expenses	2.77	2.17

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	280	220

3 Years	859	679

5 Years	1,464	1,164

10 Years	3,098	2,502

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

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Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 62.5%/37.5% from December 1, 2010 to November 30, 2011; and 59%/41% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.00%.

Best quarter: Q4 ’11, 6.66%

Worst quarter: Q3 ’11, -9.44%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	−0.98	1.66

After tax on distributions	−1.49	1.02

After tax on distributions, with sale	−0.63	1.05

Class R5 before tax	−0.39	2.27

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.54	5.88

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2020 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.36	0.36

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2,4]	1.50	1.50

Recoupment[4]	0.01	0.01

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.26	0.26

Total annual fund operating expenses	2.78	2.18

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	281	221

3 Years	862	862

5 Years	1,469	1,169

10 Years	3,108	2,513

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

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The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

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Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly

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and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 47.5% S&P 500 Index/52.5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 44%/56% from December 1, 2010 to November 30, 2011; and 40%/60% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 3.59%.

Best quarter: Q3 ’10, 6.37%

Worst quarter: Q3 ’11, -5.97%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	0.74	2.34

After tax on distributions	0.24	1.75

After tax on distributions, with sale	0.48	1.65

Class R5 before tax	1.34	2.95

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.31

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2015 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.44	0.44

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2,4]	1.52	1.52

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.18	0.18

Total annual fund operating expenses	2.79	2.19

Contractual expense reimbursement[4]	−0.01	−0.01

Total annual fund operating expenses after expense reimbursements	2.78	2.18

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	281	221

3 Years	864	684

5 Years	1,473	1,174

10 Years	3,118	2,523

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distanct target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

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The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

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Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly

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and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 28% S&P 500 Index/72% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 23%/77% from December 1, 2010 to November 30, 2011; and 18%/82% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 4.78%.

Best quarter: Q3 ’10, 4.58%

Worst quarter: Q3 ’11, -1.57%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	2.42	2.98

After tax on distributions	1.92	2.40

After tax on distributions, with sale	1.58	2.20

Class R5 before tax	3.04	3.60

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	6.74	6.64

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Choices at 2010 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R3	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5

Management fee[1]	0.48	0.48

Distribution and service (12b-1) fees	0.50	0.00

Other expenses[2]	2.01	2.01

Service plan fee	0.15	0.05

Acquired fund fees and expenses[1,3]	0.14	0.14

Total annual fund operating expenses	3.28	2.68

Contractual expense reimbursement[4]	−0.02	−0.02

Total annual fund operating expenses after expense reimbursements	3.26	2.66

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5

1 Year	329	269

3 Years	1,008	830

5 Years	1,710	1,418

10 Years	3,575	3,011

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.

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Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

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Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

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After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 8% S&P 500 Index/92% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Class R3 and Class R5 have not commenced operations as of the date of this prospectus. The returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R3 and Class R5 shares, as applicable.

Calendar year total returns — Class R3 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 0.00%.

Best quarter: Q3 ’10, 2.41%

Worst quarter: Q4 ’10, -1.38%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R3 before tax	3.08	2.92

After tax on distributions	2.51	2.26

After tax on distributions, with sale	2.01	2.11

Class R5 before tax	3.70	3.54

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	6.95

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R3 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Investment strategies

Investment objective: Each fund seeks high total return until its target retirement date.

The Board of Trustees can change a fund’s investment objective and strategy without shareholder approval.

Under normal market conditions, each fund primarily invests its assets in underlying funds using an asset allocation strategy based on investors’ expected retirement date (see the chart in the preceding “Fund summary”).

The portfolio managers of each fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each John Hancock Retirement Choices Portfolio is designed for investors planning to retire around the designated year and has a target asset allocation reflecting this designation. A fund with a closer target retirement date will have a greater exposure to underlying funds primarily invested in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target retirement date. Over time, each fund’s asset allocation strategy will change according to a predetermined “glide path” shown in the “Fund summary.” As the glide path shows, each fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment adviser may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may, from time to time, adjust the percent of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds, or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the fund’s assets subject to the management of a particular underlying fund’s subadviser or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. Accordingly, in the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities after December 31st of the designated retirement year. This static allocation may be appropriate for some investors; however, other investors may wish to re-allocate their investments and may remove all or most of their investment at retirement.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging-market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs), the securities of other investment companies and may make direct investments in other types of investments, such as U.S. government securities and derivatives, including credit default swaps, options on equity index futures, interest rate swaps and foreign currency forward contracts. A fund of funds may also directly invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

In addition to investing in exchange traded funds (ETFs), the funds may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Temporary defensive investing

A fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

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•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment goal will be limited.

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	Purchase exchange-traded notes (ETNs).

•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest directly in such instruments unless the subadviser obtains prior written approval from the adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

Risks of investing in the funds of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded fund (ETF) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

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Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other strategic transactions. To the extent that the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its retirement stage.

Retirement target allocation risk

When the fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

Risks of investing in the underlying funds

By owning shares of underlying funds, the fund indirectly invests, to varying degrees, in equity securities of U.S. companies, including small-and medium-sized companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that the fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality or corporation or otherwise

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supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P at the time of investment, or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

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Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These

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transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an

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immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below-investment-grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

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The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates the investment subadviser to manage the assets of the funds. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the funds (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

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The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF II and JHF III

Aggregate Net Assets of the fund

First $7.5 billion	0.060%

Excess over $7.5 billion	0.050%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on other assets

Aggregate Net Assets of the fund

First $7.5 billion	0.510%

Excess over $7.5 billion	0.500%

During their most recent fiscal year, the funds paid to the investment adviser management fees as follows:

Retirement Choices at 2050 Portfolio: 0.13%

Retirement Choices at 2045 Portfolio: 0.13%

Retirement Choices at 2040 Portfolio: 0.13%

Retirement Choices at 2035 Portfolio: 0.13%

Retirement Choices at 2030 Portfolio: 0.14%

Retirement Choices at 2025 Portfolio: 0.16%

Retirement Choices at 2020 Portfolio: 0.19%

Retirement Choices at 2015 Portfolio: 0.21%

Retirement Choices at 2010 Portfolio: 0.23%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser may recapture operating expenses reimbursed or fees waived under expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the funds’ day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of October 31, 2012 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had approximately $93 billion in assets under management.

Below is a brief biographical profile of the leader of this subadviser’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the funds, see the SAI.

Steve Orlich

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2012, had total assets under management of approximately $129.9 billion.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Bob Boyda

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset
Management (North America) Limited (2009–2010)

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Steve Medina

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1998–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. Because Class R3 and Class R5 shares of each fund had not commenced operations as of the last reporting period, August 31, 2012, these tables detail the financial performance of Class 1 shares of the funds, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each year. Because Class 1 shares have different expenses than Class R3 and Class R5 shares, financial highlights for Class R3 and R5 shares would have differed.

The financial statements of the funds as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the funds’ independent registered public accounting firm. The report of PwC is included, along with the funds’ financial statements, in the funds’ annual report, which has been incorporated by reference into the SAI and is available upon request.

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)

CLASS 1

08-31-2012	9.14	0.11	[2]	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	[3]	0.38		0.23	[4]	1.14	87	132
08-31-2011[5]	10.00	—	[2,6]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[7]		4.34	[8]	0.16	[4,8]	(0.08)[8]	11	—	[9]

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63% and 0.48%-0.56% for the periods ended 8-31-12 and 8-31-11, respectively.
5	The inception date for Class 1 shares is 4-29-11.
6	Less than $0.005 per share.
7	Not annualized.
8	Annualized.
9	Less than 0.5%.

Retirement Choices Portfolios – Fund details

65

Financial highlights, continued

Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.28	0.14	[2]	0.99	1.13	(0.16)	—	[3]	—	(0.16)	11.25	11.16	[4]	0.26		0.23	[5]	1.30	[2]	169		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.45	[4]	0.55		0.16	[5]	0.54	[2]	44		5
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

66

Financial highlights, continued

Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.28	0.14	[2]	0.98	1.12	(0.15)	—	[3]	—	(0.15)	11.25	11.09	[4]	0.25		0.23	[5]	1.28	[2]	227		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.49	[4]	0.54		0.16	[5]	0.55	[2]	50		12
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

67

Financial highlights, continued

Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.30	0.14	[2]	0.98	1.12	(0.16)	—	[3]	—	(0.16)	11.26	10.98	[4]	0.24		0.23	[5]	1.28	[2]	345		128
08-31-2011	9.15	0.07	[2]	1.24	1.31	(0.14)	(0.02)		—	(0.16)	10.30	14.25	[4]	0.40		0.16	[5]	0.72	[2]	75		13
08-31-2010[6]	10.00	0.01	[2]	(0.86)	(0.85)	—	—		—	—	9.15	(8.50)[4,7]		335.74	[8]	0.16	[5,8]	0.46	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

68

Financial highlights, continued

Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.34	0.14	[2]	0.94	1.08	(0.16)	—	—	(0.16)	11.26	10.54	[3]	0.24		0.24	[4]	1.34	[2]	433		122
08-31-2011	9.25	0.09	[2]	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	[3]	0.35		0.16	[4]	0.88	[2]	91		10
08-31-2010[5]	10.00	0.02	[2]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[3,6]		333.40	[7]	0.16	[4,7]	0.63	[2,7]	—	[8]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
5	The inception date for Class 1 shares is 4-30-10.
6	Not annualized.
7	Annualized.
8	Less than $500,000.

Retirement Choices Portfolios – Fund details

69

Financial highlights, continued

Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.42	0.16	[2]	0.86	1.02	(0.15)	—	[3]	—	(0.15)	11.29	9.96	[4]	0.25		0.26	[5]	1.47	[2]	519		123
08-31-2011	9.40	0.12	[2]	1.06	1.18	(0.14)	(0.02)		—	(0.16)	10.42	12.57	[4]	0.30		0.16	[5]	1.20	[2]	123		14
08-31-2010[6]	10.00	0.03	[2]	(0.63)	(0.60)	—	—		—	—	9.40	(6.00)[4,7]		329.87	[8]	0.16	[5,8]	0.89	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of teh underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

70

Financial highlights, continued

Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.54	0.17	[2]	0.74	0.91	(0.15)	—	[3]	—	(0.15)	11.30	8.75	[4]	0.28		0.29	[5]	1.62	[2]	448		127
08-31-2011	9.70	0.17	[2]	0.81	0.98	(0.11)	(0.03)		—	(0.14)	10.54	10.13	[4]	0.32		0.16	[5]	1.60	[2]	105		12
08-31-2010[6]	10.00	0.05	[2]	(0.35)	(0.30)	—	—		—	—	9.70	(3.00)[4,7]		323.16	[8]	0.16	[5,8]	1.41	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

71

Financial highlights, continued

Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.68	0.19	[2]	0.54	0.73	(0.15)	—	[3]	—	(0.15)	11.26	6.92	[4]	0.32		0.31	[5]	1.79	[2]	293		133
08-31-2011	10.03	0.23	[2]	0.55	0.78	(0.09)	(0.04)		—	(0.13)	10.68	7.85	[4]	0.41		0.16	[5]	2.21	[2]	70		26
08-31-2010[6]	10.00	0.07	[2]	(0.04)	0.03	—	—		—	—	10.03	0.30	[4,7]	315.94	[8]	0.16	[5,8]	1.96	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the year ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

72

Financial highlights, continued

Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.75	0.20	[2]	0.43	0.63	(0.17)	—	[3]	—	(0.17)	11.21	5.96	[4]	0.35		0.33	[5]	1.83	[2]	197		148
08-31-2011	10.37	0.29	[2]	0.24	0.53	(0.10)	(0.05)		—	(0.15)	10.75	5.19	[4]	0.44		0.16	[5]	2.82	[2]	52		109
08-31-2010[6]	10.00	0.09	[2]	0.28	0.37	—	—		—	—	10.37	3.70	[4,7]	308.90	[8]	0.16	[5,8]	2.55	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

73

Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable underlying fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of October 31, 2012, the funds allocated assets to the underlying funds stated below.

Retirement Choices at 2050 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2045 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2040 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

74

Retirement Choices at 2035 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2030 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2025 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

75

Retirement Choices at 2020 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2015 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2010 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

76

 Your account

Who can buy shares

Class R3 and Class R5 shares are available to the following investors:

•	Qualified tuition programs under Section 529 (529 Plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a), or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs and SIMPLE IRAs where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Except as noted above, Class R3 and Class R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

Class R3 and Class R5 shares of the fund are sold without any front-end or deferred sales charges. Class R3 shares have a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Class R5 shares do not have a Rule 12b-1 plan.

Class R3

•	Distribution and service (Rule 12b-1) fees of 0.50%

In addition to the Rule 12b-1 plan, the fund has adopted service plans for Class R3 and Class R5 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of the fund’s share class held by plan participants and is up 0.15% for Class R3 shares and 0.05% for Class R5 shares.

Rule 12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Each fund is designed so that it can qualify as a “qualified default investment alternative” (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

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3	Eligible Retirement Plans generally may open an account and purchase Class R3 or Class R5 shares by contacting any broker-dealer or other financial service firm authorized to sell Class R3 or Class R5 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. There is no minimum initial investment to purchase Class R3 or Class R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange your Class R3 or Class R5 shares for shares of the same class of other John Hancock funds that are available through your plan, or John Hancock Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into Class R3 or Class R5 shares, as applicable.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

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Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These

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risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15, by your plan’s recordkeeper.

Dividends

The fund generally declares and pays dividend income at least annually. Capital gains, if any, are distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The holdings of each fund will be posted to the Web site, www.jhfunds.com, no earlier than 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC RCPR35PN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Retirement Choices Portfolios
(FORMERLY JOHN HANCOCK RETIREMENT PORTFOLIOS)

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)	Class R6:	JRISX
Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)	Class R6:	JRVSX
Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)	Class R6:	JRRSX
Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)	Class R6:	JRYSX
Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)	Class R6:	JRHSX
Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)	Class R6:	JRESX
Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)	Class R6:	JRWSX
Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)	Class R6:	JRFSX
Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)	Class R6:	JRTSX

Prospectus
1–1–13

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Asset Allocation Portfolios

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Retirement Choices at 2050 Portfolio

7	Retirement Choices at 2045 Portfolio

13	Retirement Choices at 2040 Portfolio

19	Retirement Choices at 2035 Portfolio

25	Retirement Choices at 2030 Portfolio

31	Retirement Choices at 2025 Portfolio

37	Retirement Choices at 2020 Portfolio

43	Retirement Choices at 2015 Portfolio

49	Retirement Choices at 2010 Portfolio

55	Investment strategies

56	Other permitted investments

56	Risks of investing in the funds of funds

57	Risks of investing in the underlying funds

62	Who’s who

65	Financial highlights

74	Underlying fund information

77	Who can buy shares

77	Opening an account

78	Buying shares

79	Selling shares

81	Transaction policies

82	Dividends and account policies

83	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Retirement Choices at 2050 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.20

Other expenses[2]	3.06

Acquired fund fees and expenses[1,3]	0.40

Total annual fund operating expenses	3.66

Contractual expense reimbursement[4,5]	−3.01

Total annual fund operating expenses after expense reimbursements	0.65

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	66

3 Years	841

5 Years	1,636

10 Years	3,718

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund had not completed a full calendar year of performance as of the date of this prospectus, there is no past performance to report.

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Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2045 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.20

Other expenses[2]	2.94

Acquired fund fees and expenses[1,3]	0.40

Total annual fund operating expenses	3.54

Contractual expense reimbursement[4,5]	−2.89

Total annual fund operating expenses after expense reimbursements	0.65

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	66

3 Years	816

5 Years	1,588

10 Years	3,618

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

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After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 11.14%.

Best quarter: Q3 ’10, 9.86%

Worst quarter: Q3 ’11, -13.81%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	−4.06	−0.19

After tax on distributions	−4.58	−0.82

After tax on distributions, with sale	−2.63	−0.52

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	6.05

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2040 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.20

Other expenses[2]	2.00

Acquired fund fees and expenses[1,3]	0.40

Total annual fund operating expenses	2.60

Contractual expense reimbursement[4,5]	−1.95

Total annual fund operating expenses after expense reimbursements	0.65

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	66

3 Years	622

5 Years	1,205

10 Years	2,789

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its

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obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

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After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2011; and 81.5%/18.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.88%.

Best quarter: Q3 ’10, 9.90%

Worst quarter: Q3 ’11, -13.77%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	−3.85	−0.02

After tax on distributions	−4.35	−0.65

After tax on distributions, with sale	−2.50	−0.37

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	6.05

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2035 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.21

Other expenses[2,4]	1.98

Acquired fund fees and expenses[1,3]	0.39

Total annual fund operating expenses	2.58

Contractual expense reimbursement[4,5]	−1.93

Total annual fund operating expenses after expense reimbursements	0.65

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	66

3 Years	618

5 Years	1,197

10 Years	2,770

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 79%/21% from December 1, 2010 to November 30, 2011; and 78%/22% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.58%.

Best quarter: Q3 ’10, 9.98%

Worst quarter: Q3 ’11, -12.88%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	−2.35	1.38

After tax on distributions	−2.86	0.76

After tax on distributions, with sale	−1.52	0.82

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	6.10

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2030 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.24

Other expenses[2,4]	1.51

Acquired fund fees and expenses[1,3]	0.36

Total annual fund operating expenses	2.11

Contractual expense reimbursement[4,5]	−1.46

Total annual fund operating expenses after expense reimbursements	0.65

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	66

3 Years	520

5 Years	999

10 Years	2,325

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 74% S&P 500 Index/26% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 73%/27% from December 1, 2010 to November 30, 2011; and 71%/29% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.06%.

Best quarter: Q3 ’10, 9.28%

Worst quarter: Q3 ’11, -11.58%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	−1.32	2.02

After tax on distributions	−1.83	1.37

After tax on distributions, with sale	−0.85	1.35

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.89	6.26

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2025 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.29

Other expenses[2,4]	1.50

Recoupment[4]	0.01

Acquired fund fees and expenses[1,3]	0.32

Total annual fund operating expenses	2.12

Contractual expense reimbursement[4,5]	−1.46

Total annual fund operating expenses after expense reimbursements	0.66

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	67

3 Years	522

5 Years	1,004

10 Years	2,334

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Choices Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. In addition to equity securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 62.5%/37.5% from December 1, 2010 to November 30, 2011; and 59%/41% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 9.32%.

Best quarter: Q3 ’10, 8.48%

Worst quarter: Q3 ’11, -9.44%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	0.34	3.02

After tax on distributions	−0.18	2.38

After tax on distributions, with sale	0.22	2.20

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.54	6.46

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2020 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.36

Other expenses[2,4]	1.50

Recoupment[4]	0.01

Acquired fund fees and expenses[1,3]	0.26

Total annual fund operating expenses	2.13

Contractual expense reimbursement[5]	−1.46

Total annual fund operating expenses after expense reimbursements	0.67

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met. “Other Expenses” include 0.01% of recoupment for the current fiscal year.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	68

3 Years	526

5 Years	1,010

10 Years	2,346

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 47.5% S&P 500 Index/52.5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 44%/56% from December 1, 2010 to November 30, 2011; and 40%/60% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 7.10%.

Best quarter: Q3 ’10, 6.66%

Worst quarter: Q3 ’11, -5.71%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	1.85	3.47

After tax on distributions	1.34	2.88

After tax on distributions, with sale	1.20	2.61

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.78

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2015 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.44

Other expenses[2,4]	1.52

Acquired fund fees and expenses[1,3]	0.18

Total annual fund operating expenses	2.14

Contractual expense reimbursement[4,5]	−1.47

Total annual fund operating expenses after expense reimbursements	0.67

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. Other Expenses include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	68

3 Years	528

5 Years	1,014

10 Years	2,356

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distanct target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent

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permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

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Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 28% S&P 500 Index/72% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 23%/77% from December 1, 2010 to November 30, 2011; and 18%/82% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 4.43%.

Best quarter: Q3 ’10, 4.77%

Worst quarter: Q3 ’11, -1.40%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	3.15	3.71

After tax on distributions	2.65	3.13

After tax on distributions, with sale	2.05	2.83

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	6.74	6.97

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

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Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund summary

John Hancock
Retirement Choices at 2010 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.48

Other expenses[2]	2.01

Acquired fund fees and expenses[1,3]	0.14

Total annual fund operating expenses	2.63

Contractual expense reimbursement[4,5]	−1.96

Total annual fund operating expenses after expense reimbursements	0.67

1	Fees have been restated based on changes to the underlying investment mix.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
5	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the “Expenses” of the share class exceed 0.00% of the average annual net assets (on an annualized basis). “Expenses” means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	68

3 Years	630

5 Years	1,219

10 Years	2,818

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

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The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Choices Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent than these other target date funds. In addition to fixed-income securities risk, the funds’ other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 56 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

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Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly

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and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 8% S&P 500 Index/92% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

April 30, 2010 is the inception date for the oldest class of shares, Class 1 shares. Because Class R6 shares of the fund do not have a full calendar year of performance, the returns are those of Class 1 shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 2.95%.

Best quarter: Q3 ’10, 2.62%

Worst quarter: Q4 ’10, -1.17%

Average annual total returns (%)	1 Year	Inception

as of 12-31-11		4-30-10

Class R6 before tax	3.94	3.77

After tax on distributions	3.36	3.12

After tax on distributions, with sale	2.56	2.83

S&P 500 Index	2.11	4.66

Barclays Capital U.S. Aggregate Bond Index	7.84	7.00

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	7.16

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2010

Purchase and sale of fund shares

The minimum initial investment requirement for Class R6 shares of the fund is $1 million for all investors other than certain qualified plan investors. There is no minimum initial investment requirement for such qualified plan investors. There are no subsequent investment requirements. You may

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redeem shares of the fund on any business day by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our Web site: www.jhfunds.com or by telephone: 1-888-972-8696.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

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 Fund details

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Investment strategies

Investment objective: Each fund seeks high total return until its target retirement date.

The Board of Trustees can change a fund’s investment objective and strategy without shareholder approval.

Under normal market conditions, each fund primarily invests its assets in underlying funds using an asset allocation strategy based on investors’ expected retirement date (see the chart in the preceding “Fund summary”).

The portfolio managers of each fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each John Hancock Retirement Choices Portfolio is designed for investors planning to retire around the designated year and has a target asset allocation reflecting this designation. A fund with a closer target retirement date will have a greater exposure to underlying funds primarily invested in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target retirement date. Over time, each fund’s asset allocation strategy will change according to a predetermined “glide path” shown in the “Fund summary.” As the glide path shows, each fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment adviser may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may, from time to time, adjust the percent of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds, or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the fund’s assets subject to the management of a particular underlying fund’s subadviser or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. Accordingly, in the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities after December 31st of the designated retirement year. This static allocation may be appropriate for some investors; however, other investors may wish to re-allocate their investments and may remove all or most of their investment at retirement.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging-market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs), the securities of other investment companies and may make direct investments in other types of investments, such as U.S. government securities and derivatives, including credit default swaps, options on equity index futures, interest rate swaps and foreign currency forward contracts. A fund of funds may also directly invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

In addition to investing in exchange traded funds (ETFs), the funds may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Temporary defensive investing

A fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

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•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment goal will be limited.

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	Purchase exchange-traded notes (ETNs).

•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest directly in such instruments unless the subadviser obtains prior written approval from the adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

Risks of investing in the funds of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded fund (ETF) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

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Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other strategic transactions. To the extent that the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its retirement stage.

Retirement target allocation risk

When the fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.”

Risks of investing in the underlying funds

By owning shares of underlying funds, the fund indirectly invests, to varying degrees, in equity securities of U.S. companies, including small-and medium-sized companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that the fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality or corporation or otherwise

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supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P at the time of investment, or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

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Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These

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transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an

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immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below-investment-grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

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The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates the investment subadviser to manage the assets of the funds. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the funds (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

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The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF II and JHF III

Aggregate Net Assets of the fund

First $7.5 billion	0.060%

Excess over $7.5 billion	0.050%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on other assets

Aggregate Net Assets of the fund

First $7.5 billion	0.510%

Excess over $7.5 billion	0.500%

During their most recent fiscal year, the funds paid to the investment adviser management fees as follows:

Retirement Choices at 2050 Portfolio: 0.13%

Retirement Choices at 2045 Portfolio: 0.13%

Retirement Choices at 2040 Portfolio: 0.13%

Retirement Choices at 2035 Portfolio: 0.13%

Retirement Choices at 2030 Portfolio: 0.14%

Retirement Choices at 2025 Portfolio: 0.16%

Retirement Choices at 2020 Portfolio: 0.19%

Retirement Choices at 2015 Portfolio: 0.21%

Retirement Choices at 2010 Portfolio: 0.23%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser may recapture operating expenses reimbursed or fees waived under expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the funds’ day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of October 31, 2012 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had approximately $93 billion in assets under management.

Below is a brief biographical profile of the leader of this subadviser’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the funds, see the SAI.

Steve Orlich

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2012, had total assets under management of approximately $129.9 billion.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Bob Boyda

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset
Management (North America) Limited (2009–2010)

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Steve Medina

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1998–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. Because Class R6 shares of each fund had not commenced operations as of the last reporting period, August 31, 2012, these tables detail the financial performance of Class 1 shares of the funds, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each year. Because Class 1 shares have different expenses than Class R6 shares, financial highlights for Class R6 shares would have differed.

The financial statements of the funds as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the funds’ independent registered public accounting firm. The report of PwC is included, along with the funds’ financial statements, in the funds’ annual report, which has been incorporated by reference into the SAI and is available upon request.

Retirement Choices at 2050 Portfolio (formerly Retirement 2050 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)

CLASS 1

08-31-2012	9.14	0.11	[2]	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	[3]	0.38		0.23	[4]	1.14	87	132
08-31-2011[5]	10.00	—	[2,6]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[7]		4.34	[8]	0.16	[4,8]	(0.08)[8]	11	—	[9]

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63% and 0.48%-0.56% for the periods ended 8-31-12 and 8-31-11, respectively.
5	The inception date for Class 1 shares is 4-29-11.
6	Less than $0.005 per share.
7	Not annualized.
8	Annualized.
9	Less than 0.5%.

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Financial highlights, continued

Retirement Choices at 2045 Portfolio (formerly Retirement 2045 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
		Net		Net realized and										Expenses		Expenses
	Net asset	invest-		unrealized	Total from						Net asset			before		including				Net
	value,	ment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.28	0.14	[2]	0.99	1.13	(0.16)	—	[3]	—	(0.16)	11.25	11.16	[4]	0.26		0.23	[5]	1.30	[2]	169		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.45	[4]	0.55		0.16	[5]	0.54	[2]	44		5
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

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Financial highlights, continued

Retirement Choices at 2040 Portfolio (formerly Retirement 2040 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.28	0.14	[2]	0.98	1.12	(0.15)	—	[3]	—	(0.15)	11.25	11.09	[4]	0.25		0.23	[5]	1.28	[2]	227		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.49	[4]	0.54		0.16	[5]	0.55	[2]	50		12
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

67

Financial highlights, continued

Retirement Choices at 2035 Portfolio (formerly Retirement 2035 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.30	0.14	[2]	0.98	1.12	(0.16)	—	[3]	—	(0.16)	11.26	10.98	[4]	0.24		0.23	[5]	1.28	[2]	345		128
08-31-2011	9.15	0.07	[2]	1.24	1.31	(0.14)	(0.02)		—	(0.16)	10.30	14.25	[4]	0.40		0.16	[5]	0.72	[2]	75		13
08-31-2010[6]	10.00	0.01	[2]	(0.86)	(0.85)	—	—		—	—	9.15	(8.50)[4,7]		335.74	[8]	0.16	[5,8]	0.46	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

68

Financial highlights, continued

Retirement Choices at 2030 Portfolio (formerly Retirement 2030 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.34	0.14	[2]	0.94	1.08	(0.16)	—	—	(0.16)	11.26	10.54	[3]	0.24		0.24	[4]	1.34	[2]	433		122
08-31-2011	9.25	0.09	[2]	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	[3]	0.35		0.16	[4]	0.88	[2]	91		10
08-31-2010[5]	10.00	0.02	[2]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[3,6]		333.40	[7]	0.16	[4,7]	0.63	[2,7]	—	[8]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
5	The inception date for Class 1 shares is 4-30-10.
6	Not annualized.
7	Annualized.
8	Less than $500,000.

Retirement Choices Portfolios – Fund details

69

Financial highlights, continued

Retirement Choices at 2025 Portfolio (formerly Retirement 2025 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.42	0.16	[2]	0.86	1.02	(0.15)	—	[3]	—	(0.15)	11.29	9.96	[4]	0.25		0.26	[5]	1.47	[2]	519		123
08-31-2011	9.40	0.12	[2]	1.06	1.18	(0.14)	(0.02)		—	(0.16)	10.42	12.57	[4]	0.30		0.16	[5]	1.20	[2]	123		14
08-31-2010[6]	10.00	0.03	[2]	(0.63)	(0.60)	—	—		—	—	9.40	(6.00)[4,7]		329.87	[8]	0.16	[5,8]	0.89	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of teh underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48% -0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

70

Financial highlights, continued

Retirement Choices at 2020 Portfolio (formerly Retirement 2020 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.54	0.17	[2]	0.74	0.91	(0.15)	—	[3]	—	(0.15)	11.30	8.75	[4]	0.28		0.29	[5]	1.62	[2]	448		127
08-31-2011	9.70	0.17	[2]	0.81	0.98	(0.11)	(0.03)		—	(0.14)	10.54	10.13	[4]	0.32		0.16	[5]	1.60	[2]	105		12
08-31-2010[6]	10.00	0.05	[2]	(0.35)	(0.30)	—	—		—	—	9.70	(3.00)[4,7]		323.16	[8]	0.16	[5,8]	1.41	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

71

Financial highlights, continued

Retirement Choices at 2015 Portfolio (formerly Retirement 2015 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.68	0.19	[2]	0.54	0.73	(0.15)	—	[3]	—	(0.15)	11.26	6.92	[4]	0.32		0.31	[5]	1.79	[2]	293		133
08-31-2011	10.03	0.23	[2]	0.55	0.78	(0.09)	(0.04)		—	(0.13)	10.68	7.85	[4]	0.41		0.16	[5]	2.21	[2]	70		26
08-31-2010[6]	10.00	0.07	[2]	(0.04)	0.03	—	—		—	—	10.03	0.30	[4,7]	315.94	[8]	0.16	[5,8]	1.96	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the year ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

72

Financial highlights, continued

Retirement Choices at 2010 Portfolio (formerly Retirement 2010 Portfolio)
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
	investment operations					Less distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)

CLASS 1

08-31-2012	10.75	0.20	[2]	0.43	0.63	(0.17)	—	[3]	—	(0.17)	11.21	5.96	[4]	0.35		0.33	[5]	1.83	[2]	197		148
08-31-2011	10.37	0.29	[2]	0.24	0.53	(0.10)	(0.05)		—	(0.15)	10.75	5.19	[4]	0.44		0.16	[5]	2.82	[2]	52		109
08-31-2010[6]	10.00	0.09	[2]	0.28	0.37	—	—		—	—	10.37	3.70	[4,7]	308.90	[8]	0.16	[5,8]	2.55	[2,8]	—	[9]	—

1	Based on the average daily shares outstanding.
2	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6	The inception date for Class 1 shares is 4-30-10.
7	Not annualized.
8	Annualized.
9	Less than $500,000.

Retirement Choices Portfolios – Fund details

73

Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable underlying fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of October 31, 2012, the funds allocated assets to the underlying funds stated below.

Retirement Choices at 2050 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2045 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2040 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

74

Retirement Choices at 2035 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Long-Term Bond Index ETF
Vanguard Long-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2030 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2025 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

75

Retirement Choices at 2020 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2015 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Bond ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard Materials ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices at 2010 Portfolio

Underlying fund:	Subadviser:

Short Term Government Income Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
iShares Barclays TIPS Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
SPDR® Barclays Capital High Yield Bond ETF
SPDR® Barclays Capital Short Term Corporate Bond ETF
Vanguard Dividend Appreciation ETF
Vanguard Energy ETF
Vanguard Intermediate-Term Corporate Bond ETF
Vanguard MSCI Emerging Markets ETF
Vanguard REIT Index ETF
Vanguard Short-Term Bond ETF
Vanguard Short-Term Corporate Bond ETF
Vanguard Total Bond Market ETF

Retirement Choices Portfolios – Fund details

76

 Your account

Who can buy shares

Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)

•	Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans) (collectively, Qualified Plans)

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	457 Plans, including 457(a) governmental entity plans and tax-exempt plans

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Class R6 shares may not be available through certain investment dealers.

The availability of Class R6 shares for Qualified Plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your Qualified Plan.

Class R6 shares also are generally available only to Qualified Plan investors where plan level or omnibus accounts are held on the books of the fund.

Class R6 shares are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Class R6 shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Each fund is designed so that it can qualify as a “qualified default investment alternative” (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.

Payments to financial intermediaries

No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares, sometimes referred to as “revenue sharing.” Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $1 million for all investors other than Qualified Plan investors. There is no minimum initial investment requirement for Qualified Plan investors that do not require the fund or its affiliates to pay any type of administrative payments. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• You may exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for account balance, fund inquiry and transaction processing on some account types.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion Signature Guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts and group retirement plans.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative

• Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion Signature Guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Call EASI-Line for account balance, general fund inquiry and transaction processing on some account types.

• You may only exchange Class R6 shares for other Class R6 shares or for John Hancock Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion Signature Guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion Signature Guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form.

• Medallion Signature Guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	• Letter of instruction signed by surviving tenant(s). • Copy of death certificate. • Medallion Signature Guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion Signature Guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Mutual Fund Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R6 shares of one John Hancock fund for Class R6 shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back to Class R6 shares.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders

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may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

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Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The holdings of each fund will be posted to the Web site, www.jhfunds.com, no earlier than 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

By EASI-Line: 1-800-597-1897

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC RCPR6PN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Retirement Living Portfolios
(FORMERLY JOHN HANCOCK LIFECYCLE PORTFOLIOS)

PROSPECTUS 1–1–13

	Class R1	Class R2	Class R3	Class R4	Class R5

Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)	JLKDX	JLKEX	JLKFX	JLKGX	JLKHX
Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)	JLJDX	JLJEX	JLJFX	JLJGX	JLJHX
Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)	JLIDX	JLEIX	JLIFX	JLIGX	JLIHX
Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)	JLHDX	JLHEX	JLHFX	JLHGX	JLHHX
Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)	JLFDX	JLFEX	JLFFX	JLFGX	JLFHX
Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)	JLEDX	JLEEX	JLEFX	JLEGX	JLEHX
Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)	JLDDX	JLDEX	JLDFX	JLDGX	JLDHX
Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)	JLBDX	JLBKX	JLBFX	JLBGX	JLBHX
Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)	JLADX	JLAEX	JLAFX	JLAGX	JLAHX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Asset Allocation Portfolios

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Retirement Living through 2050 Portfolio

8	Retirement Living through 2045 Portfolio

14	Retirement Living through 2040 Portfolio

20	Retirement Living through 2035 Portfolio

26	Retirement Living through 2030 Portfolio

32	Retirement Living through 2025 Portfolio

38	Retirement Living through 2020 Portfolio

44	Retirement Living through 2015 Portfolio

50	Retirement Living through 2010 Portfolio

56	Investment strategies

57	Other permitted investments

57	Risks of investing in the funds of funds

58	Risks of investing in the underlying funds

63	Who’s who

66	Financial highlights

75	Underlying fund information

83	Who can buy shares

83	Class cost structure

84	Opening an account

84	Information for plan participants

84	Transaction policies

86	Dividends and account policies

86	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Retirement Living through 2050 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4		Class R5

Management fee	0.06	0.06	0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15	[1]	0.00

Other expenses[2]	2.14	2.08	2.14	2.14		2.12

Service plan fee	0.25	0.25	0.15	0.10		0.05

Acquired fund fees and expenses[3]	0.78	0.78	0.78	0.78		0.78

Total annual fund operating expenses	3.73	3.42	3.63	3.23		3.01

Contractual expense reimbursement[4,5]	−2.09	−2.03	−2.09	−2.09		−2.07

Total annual fund operating expenses after expense reimbursements	1.64	1.39	1.54	1.14		0.94

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the classes’ first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses’’ of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
5	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	167	141	157	116	96

3 Years	948	861	918	819	735

Retirement Living through 2050 Portfolio – Fund summary

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period from March 1, 2012 through August 31, 2012, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

Retirement Living through 2050 Portfolio – Fund summary

5

associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not had a full calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

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Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Living through 2050 Portfolio – Fund summary

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 Fund summary

John Hancock
Retirement Living through 2045 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	1.24	1.86	[2]	1.49	2.33		1.36

Service plan fee	0.25	0.25		0.15	0.11		0.05

Acquired fund fees and expenses[3]	0.76	0.76		0.76	0.76		0.76

Total annual fund operating expenses	2.81	3.18		2.96	3.41		2.23

Contractual expense reimbursement[4]	−1.21	−1.83		−1.46	−2.31		−1.33

Total annual fund operating expenses after expense reimbursements	1.60	1.35		1.50	1.10		0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	163	137	153	112	92

3 Years	757	809	778	852	569

5 Years	1,377	1,505	1,429	1,615	1,073

10 Years	3,050	3,358	3,176	3,623	2,461

Retirement Living through 2045 Portfolio – Fund summary

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 12.82%.

Best quarter: Q2 ’09, 20.70%

Worst quarter: Q4 ’08, -23.18%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−5.74	−0.96	−0.08

After tax on distributions	−6.17	−1.48	−0.73

After tax on distributions, with sale	−3.73	−1.10	−0.43

Class R2 before tax	−7.08	−2.43	−1.56

Class R3 before tax	−5.64	−0.88	0.00

Class R4 before tax	−5.29	−0.60	0.29

Class R5 before tax	−5.08	−0.31	0.58

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45	0.15	0.63

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Living through 2040 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	0.93	1.31	[2]	0.61	3.37		0.81

Service plan fee	0.23	0.25		0.15	0.10		0.05

Acquired fund fees and expenses[3]	0.76	0.76		0.76	0.76		0.76

Total annual fund operating expenses	2.48	2.63		2.08	4.44		1.68

Contractual expense reimbursement[4]	−0.87	−1.27		−0.57	−3.33		−0.77

Total annual fund operating expenses after expense reimbursements	1.61	1.36		1.51	1.11		0.91

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	164	138	154	113	93

3 Years	690	697	597	1,061	454

5 Years	1,242	1,281	1,066	2,017	840

10 Years	2,750	2,869	2,365	4,447	1,923

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The investment adviser may change the target allocation without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The portfolio has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

Retirement Living through 2040 Portfolio – Fund summary

18

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 12.81%.

Best quarter: Q2 ’09, 20.70%

Worst quarter: Q4 ’08, -23.25%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−5.64	−0.93	−0.04

After tax on distributions	−6.06	−1.46	−0.70

After tax on distributions, with sale	−3.67	−1.08	−0.40

Class R2 before tax	−6.90	−2.13	−1.24

Class R3 before tax	−5.55	−0.86	0.02

Class R4 before tax	−5.29	−0.58	0.31

Class R5 before tax	−5.09	−0.29	0.60

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45	0.15	0.63

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Living through 2040 Portfolio – Fund summary

19

 Fund summary

John Hancock
Retirement Living through 2035 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	0.70	1.32	[2]	0.74	1.43		0.98

Service plan fee	0.25	0.25		0.15	0.08		0.05

Acquired fund fees and expenses[3]	0.76	0.76		0.76	0.76		0.76

Total annual fund operating expenses	2.27	2.64		2.21	2.48		1.85

Contractual expense reimbursement[4]	−0.67	−1.29		−0.71	−1.38		−0.95

Total annual fund operating expenses after expense reimbursements	1.60	1.35		1.50	1.10		0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	163	137	153	112	92

3 Years	645	698	623	661	489

5 Years	1,154	1,285	1,120	1,237	912

10 Years	2,553	2,878	2,489	2,804	2,091

Retirement Living through 2035 Portfolio – Fund summary

20

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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22

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

Retirement Living through 2035 Portfolio – Fund summary

23

associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

Retirement Living through 2035 Portfolio – Fund summary

24

Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 12.76%.

Best quarter: Q2 ’09, 20.80%

Worst quarter: Q4 ’08, -23.20%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−5.71	−0.91	−0.05

After tax on distributions	−6.13	−1.45	−0.67

After tax on distributions, with sale	−3.71	−1.07	−0.39

Class R2 before tax	−6.87	−2.12	−1.26

Class R3 before tax	−5.66	−0.86	0.01

Class R4 before tax	−5.34	−0.53	0.34

Class R5 before tax	−5.15	−0.28	0.59

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45	0.16	0.63

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Retirement Living through 2035 Portfolio – Fund summary

25

 Fund summary

John Hancock
Retirement Living through 2030 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	0.63	0.90	[2]	0.57	1.93		0.47

Service plan fee	0.25	0.25		0.15	0.12		0.05

Acquired fund fees and expenses[3]	0.76	0.76		0.76	0.76		0.76

Total annual fund operating expenses	2.20	2.22		2.04	3.02		1.34

Contractual expense reimbursement[4]	−0.60	−0.87		−0.54	−1.92		−0.44

Total annual fund operating expenses after expense reimbursements	1.60	1.35		1.50	1.10		0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	163	137	153	112	92

3 Years	631	611	587	773	381

5 Years	1,125	1,110	1,048	1,458	692

10 Years	2,487	2,486	2,326	3,289	1,574

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 89% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 94%/6% from December 1, 2007 to November 30, 2008; 93%/7% from December 1, 2008 to November 30, 2009; 92%/8% from December 1, 2009 to November 30, 2010; 91%/9% from December 1, 2010 to November 30, 2011; and 89%/11% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 12.53%.

Best quarter: Q2 ’09, 20.70%

Worst quarter: Q4 ’08, -23.23%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−5.23	−0.94	−0.11

After tax on distributions	−5.70	−1.48	−0.77

After tax on distributions, with sale	−3.40	−1.10	−0.46

Class R2 before tax	−6.21	−1.90	−1.07

Class R3 before tax	−5.18	−0.88	−0.05

Class R4 before tax	−4.89	−0.60	0.23

Class R5 before tax	−4.59	−0.30	0.54

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.72	0.21	0.67

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Living through 2025 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	0.60	0.87	[2]	0.50	1.24		0.39

Service plan fee	0.25	0.25		0.15	0.09		0.05

Acquired fund fees and expenses[3]	0.76	0.76		0.76	0.76		0.76

Total annual fund operating expenses	2.17	2.19		1.97	2.30		1.26

Contractual expense reimbursement[4]	−0.57	−0.84		−0.47	−1.20		−0.36

Total annual fund operating expenses after expense reimbursements	1.60	1.35		1.50	1.10		0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	163	137	153	112	92

3 Years	624	604	573	624	364

5 Years	1,112	1,098	1,019	1,163	657

10 Years	2,459	2,458	2,258	2,637	1,491

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 81% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 88%/12% from December 1, 2007 to November 30, 2008; 86%/14% from December 1, 2008 to November 30, 2009; 85%/15% from December 1, 2009 to November 30, 2010; 83%/17% from December 1, 2010 to November 30, 2011; and 81%/19% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 12.22%.

Best quarter: Q2 ’09, 20.31%

Worst quarter: Q4 ’08, -22.17%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−4.32	−0.54	0.27

After tax on distributions	−4.89	−1.19	−0.49

After tax on distributions, with sale	−2.81	−0.83	−0.20

Class R2 before tax	−5.21	−1.49	−0.68

Class R3 before tax	−4.16	−0.46	0.35

Class R4 before tax	−3.86	−0.16	0.65

Class R5 before tax	−3.67	0.10	0.91

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.25	0.67	1.10

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Living through 2020 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	0.60	0.91	[2]	0.43	1.93		0.33

Service plan fee	0.23	0.25		0.15	0.10		0.05

Acquired fund fees and expenses[3]	0.75	0.75		0.75	0.75		0.75

Total annual fund operating expenses	2.14	2.22		1.89	2.99		1.19

Contractual expense reimbursement[4]	−0.55	−0.88		−0.40	−1.90		−0.30

Total annual fund operating expenses after expense reimbursements	1.59	1.34		1.49	1.09		0.89

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	162	136	152	111	91

3 Years	617	610	555	766	348

5 Years	1,099	1,109	984	1,445	625

10 Years	2,429	2,485	2,179	3,262	1,417

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 70% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 79%/21% from December 1, 2007 to November 30, 2008; 77%/23% from December 1, 2008 to November 30, 2009; 74%/26% from December 1, 2009 to November 30, 2010; 72%/28% from December 1, 2010 to November 30, 2011; and 70%/30% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 11.61%.

Best quarter: Q2 ’09, 19.41%

Worst quarter: Q4 ’08, -20.84%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−2.99	0.20	0.93

After tax on distributions	−3.72	−0.61	0.04

After tax on distributions, with sale	−1.94	−0.30	0.27

Class R2 before tax	−4.00	−0.80	−0.07

Class R3 before tax	−2.94	0.26	0.99

Class R4 before tax	−2.74	0.52	1.25

Class R5 before tax	−2.33	0.86	1.60

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.95	1.35	1.74

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Living through 2015 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	1.03	0.91	[2]	0.38	10.03		0.65

Service plan fee	0.24	0.25		0.14	0.12		0.05

Acquired fund fees and expenses[3]	0.75	0.75		0.75	0.75		0.75

Total annual fund operating expenses	2.58	2.22		1.83	11.11		1.51

Contractual expense reimbursement[4]	−0.99	−0.88		−0.34	−10.02		−0.62

Total annual fund operating expenses after expense reimbursements	1.59	1.34		1.49	1.09		0.89

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	162	136	152	111	91

3 Years	708	610	543	2,298	416

5 Years	1,282	1,109	959	4,222	765

10 Years	2,841	2,486	2,120	8,079	1,749

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Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 58% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund currently has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity securities risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 67%/33% from December 1, 2007 to November 30, 2008; 65%/35% from December 1, 2008 to November 30, 2009; 62%/38% from December 1, 2009 to November 30, 2010; 60%/40% from December 1, 2010 to November 30, 2011; and 58%/42% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.96%.

Best quarter: Q2 ’09, 18.15%

Worst quarter: Q4 ’08, -19.39%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−1.61	0.76	1.43

After tax on distributions	−2.52	−0.23	0.35

After tax on distributions, with sale	−1.04	0.06	0.58

Class R2 before tax	−2.63	−0.24	0.43

Class R3 before tax	−1.55	0.82	1.49

Class R4 before tax	−1.26	1.10	1.77

Class R5 before tax	−0.95	1.43	2.10

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.69	2.24	2.57

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund summary

John Hancock
Retirement Living through 2010 Portfolio

Investment objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5

Management fee	0.06	0.06		0.06	0.06		0.06

Distribution and service (12b-1) fees	0.50	0.25		0.50	0.15	[1]	0.00

Other expenses	3.96	1.33	[2]	0.76	3.98		0.51

Service plan fee	0.24	0.25		0.15	0.11		0.05

Acquired fund fees and expenses[3]	0.74	0.74		0.74	0.74		0.74

Total annual fund operating expenses	5.50	2.63		2.21	5.04		1.36

Contractual expense reimbursement[4]	−3.91	−1.29		−0.72	−3.95		−0.47

Total annual fund operating expenses after expense reimbursements	1.59	1.34		1.49	1.09		0.89

1	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	“Other expenses” have been estimated for the class’s first year of operations.
3	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
4	The adviser has agreed to contractually limit certain class-specific expenses to 0.75% for Class R1, 0.50% for Class R2, 0.65% for Class R3, 0.25% for Class R4 and 0.05% for Class R5 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	162	136	152	111	91

3 Years	1,294	695	622	1,178	384

5 Years	2,414	1,280	1,119	2,242	700

10 Years	5,167	2,868	2,488	4,888	1,594

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50

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors planning to retire around the year 2010, currently has a target asset allocation of 47.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

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GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal risks

There is no guarantee that the fund will provide adequate income near, at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living Portfolios with more distant target dates, fixed-income securities risks are more prevalent in this fund than in these other target date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 57 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

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Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks

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associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R1 and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 56%/44% from December 1, 2007 to November 30, 2008; 54%/46% from December 1, 2008 to November 30, 2009; 52%/48% from December 1, 2009 to November 30, 2010; 50%/50% from December 1, 2010 to November 30, 2011; and 47.5%/52.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

October 30, 2006 is the inception date for the oldest class of shares, Class A shares. Class R2 shares were first offered on March 1, 2012. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares.

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Calendar year total returns — Class R1 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 10.45%.

Best quarter: Q2 ’09, 16.57%

Worst quarter: Q4 ’08, -17.26%

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-11			10-30-06

Class R1 before tax	−0.54	1.35	1.93

After tax on distributions	−1.62	0.27	0.78

After tax on distributions, with sale	−0.35	0.51	0.97

Class R2 before tax	−1.77	0.16	0.74

Class R3 before tax	−0.48	1.42	2.00

Class R4 before tax	−0.18	1.73	2.31

Class R5 before tax	0.12	2.01	2.60

S&P 500 Index	2.11	−0.25	0.40

Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	6.46

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.28	3.02	3.30

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Subadviser consultant QS Investors, LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since 2010
Steve Orlich
Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio manager of the fund since 2006

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

Investment objective: Each fund seeks high total return until its target retirement date.

The Board of Trustees can change a fund’s investment objective and strategy without shareholder approval.

Under normal market conditions, each fund primarily invests its assets in underlying funds using an asset allocation strategy based on investors’ expected retirement date (see the charts in each preceding “Fund Summary”).

The portfolio managers of each fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. Each John Hancock Retirement Living Portfolio is designed for investors planning to retire around the designated year and has a target asset allocation reflecting this designation. A fund with a closer target retirement date will have a greater exposure to underlying funds primarily invested in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target retirement date. Over time, each fund’s asset allocation strategy will change according to a predetermined “glide path” shown in the fund summary. As the glide path shows, each fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

Each fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart in each preceding “Fund summary.” The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The portfolio has a target allocation to underlying funds for the broad asset classes of equity and fixed-income securities, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The adviser believes the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

Within the prescribed percentage allocation, the portfolio managers select the percentage level to be maintained in specific underlying funds. The portfolio managers may from time to time adjust the percent of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, to adjust the overall credit quality or duration of fixed-income securities held by the underlying funds or to rebalance the allocation to underlying funds. Adjustments may also be made to increase or reduce the percentage of the fund’s assets subject to the management of a particular underlying fund’s subadviser or to reflect fundamental changes in the investment environment. To maintain target allocations in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from the target.

Each fund may invest in exchange-traded funds (ETFs), the securities of other investment companies and may make direct investments in other types of investments, such as U.S. government securities and derivatives including credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. A fund of funds may directly invest in exchange-traded notes (ETNs).

Each fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging-market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

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Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments or

•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	Purchase exchange-traded notes (ETNs).

•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest directly in such instruments unless the subadviser obtains prior written approval from the adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

Risks of investing in the funds of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the

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principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded fund (ETF) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other strategic transactions. To the extent that the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its retirement stage.

Target allocation risk

The “Target allocation chart” illustrates the funds’ target allocations between equity and fixed-income securities. When a fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a fund gets closer to its target date a fund’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed-income and short-term fixed-income securities are explained under “Interest rate risk,” “Credit and counterparty risk” and “Lower rated fixed-income securities.” A fund’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the fund may be a primary source of income for an investor after retirement.

Risks of investing in the underlying funds

By owning shares of underlying funds, the fund indirectly invests, to varying degrees, in equity securities of U.S. companies, including small- and medium-sized companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that the fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

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Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality or corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P at the time of investment, or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

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Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging-market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants

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to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

•	Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the

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principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below-investment-grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the

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fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates the investment subadviser to manage the assets of the funds. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the

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performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the funds (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fees

The fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II); and (b) a fee on assets invested in investments other than a fund of JHF III or JHF II (other assets).

The fee on assets invested in a fund of JHF III or JHF II is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF III and JHF II

Aggregate Net assets
of the fund

First $7.5 billion	0.060%

Excess over $7.5 billion	0.050%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Advisory Fee on other assets

Aggregate Net assets
of the fund

First $7.5 billion	0.510%

Excess over $7.5 billion	0.500%

During their most recent fiscal year, the funds paid to the investment adviser management fees, excluding any waivers or reimbursements, as follows:

Retirement Living through 2050 Portfolio: 0.06%

Retirement Living through 2045 Portfolio: 0.06%

Retirement Living through 2040 Portfolio: 0.06%

Retirement Living through 2035 Portfolio: 0.06%

Retirement Living through 2030 Portfolio: 0.06%

Retirement Living through 2025 Portfolio: 0.06%

Retirement Living through 2020 Portfolio: 0.06%

Retirement Living through 2015 Portfolio: 0.06%

Retirement Living through 2010 Portfolio: 0.06%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s annual report to shareholders.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser voluntarily agrees to reduce its management fee for each fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.10% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) blue sky fees, (i) printing and postage, (j) acquired fund fees and (k) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.

The adviser voluntarily agrees to waive its advisory fee for each Retirement Living Portfolio so that the aggregate advisory fee retained by the adviser with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The adviser may terminate this voluntary waiver at any time upon notice to the Trust.

The adviser may recapture operating expenses reimbursed or fees waived under expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadvisers

Handle the funds’ day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of October 31, 2012 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had approximately $93 billion in assets under management.

Below is a brief biographical profile of the leader of this subadviser’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the funds, see the SAI.

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Steve Orlich

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•	Portfolio manager of the fund since 2006

•	Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2012, had total assets under management of approximately $129.9 billion.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Bob Boyda

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Steve Medina

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since 2010

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1998–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Subadviser Consultant

QS Investors, LLC (QS Investors)
880 Third Avenue, 7th Floor
New York, NY 10022

• Provides consulting services to the adviser
• Provides investment advisory services to retail and institutional clients
• As of October 31, 2012 had total assets under management of approximately $11.7 billion.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

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Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in each fund has increased or decreased each period.

The financial statements of the funds as of August 31, 2012 have been audited by PricewaterhouseCoopers LLP (PwC), the independent registered public accounting firm. The report of PwC is included, along with the funds’ financial statements, in the funds’ annual report, which has been incorporated by reference into the SAI and available upon request.

Retirement Living through 2050 Portfolio (formerly Lifecycle 2050 Portfolio)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset		before		including			Net
	value,	investment	gain (loss)	investment	From net				value,		reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment	end of		Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)	period		turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]	(%)		(%)		(%)[1]	(in thousands)		(%)

CLASS R1

08-31-2012[4]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[5,6]	17.28	[7]	0.86	[7,8]	(0.28)[5]	—	[9]	67

CLASS R2

08-31-2012[4]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[5,6]	16.97	[7]	0.61	[7,8]	(0.15)[5]	—	[9]	67

CLASS R3

08-31-2012[4]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[5,6]	17.31	[7]	0.76	[7,8]	(0.23)[5]	—	[9]	67

CLASS R4

08-31-2012[4]	9.52	— [10]	—	— [10]	—	—	—	—	9.52	— [5,6]	17.05	[7]	0.41	[7,8]	(0.05)[5]	—	[9]	67

CLASS R5

08-31-2012[4]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11 [5,6]	16.34	[7]	0.16	[7,8]	0.07 [5]	—	[9]	67

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	The inception date for Class R2 shares is 3-1-12.
5	Not annualized.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-12 and 8-31-11, respectively.
9	Less than $500,000.
10	Less than $0.005 per share.

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Financial highlights, continued

Retirement Living through 2045 Portfolio (formerly Lifecycle 2045 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]	(in thousands)	(%)

CLASS R1

08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45	[4]	2.05	[5]	0.81	[5]	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	[4]	2.27	[5]	0.74	[5]	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88	[4]	1.65	[5]	0.75	[5,6]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[4]		5.27	[5]	0.86	[5]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[4]		12.47	[5]	0.89	[5,7]	0.08	181	16

CLASS R2

08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[4,9]		16.78	[5,10]	0.59	[5,10]	(0.15)[9]	100	70

CLASS R3

08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55	[4]	2.20	[5]	0.71	[5]	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46	[4]	2.59	[5]	0.64	[5]	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83	[4]	2.47	[5]	0.65	[5,6]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[4]		6.51	[5]	0.76	[5]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[4]		10.48	[5]	0.81	[5,7]	0.28	283	16

CLASS R4

08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81	[4]	2.75	[5]	0.40	[5]	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66	[4]	3.75	[5]	0.39	[5]	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17	[4]	3.79	[5]	0.40	[5,6]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[4]		6.09	[5]	0.48	[5]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[4]		14.15	[5]	0.52	[5,7]	0.55	142	16

CLASS R5

08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24	[4]	1.47	[5]	0.13	[5]	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	[4]	2.72	[5]	0.09	[5]	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55	[4]	3.49	[5]	0.10	[5,6]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[4]		7.40	[5]	0.19	[5]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[4]		12.02	[5]	0.24	[5,7]	0.72	161	16

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

Retirement Living Portfolios – Fund details

67

Financial highlights, continued

Retirement Living through 2040 Portfolio (formerly Lifecycle 2040 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]	(in thousands)	(%)

CLASS R1

08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44	[4]	1.72	[5]	0.82	[5]	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	[4]	2.02	[5]	0.74	[5]	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	[4]	1.34	[5]	0.75	[5,6]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[4]		4.57	[5]	0.85	[5]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[4]		9.48	[5]	0.89	[5,7]	0.09	200	16

CLASS R2

08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[4,9]		16.77	[10]	0.60	[5,10]	(0.15)[9]	100	69

CLASS R3

08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56	[4]	1.32	[5]	0.71	[5]	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34	[4]	1.43	[5]	0.64	[5]	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97	[4]	1.25	[5]	0.65	[5,6]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[4]		1.96	[5]	0.76	[5]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[4]		5.48	[5]	0.83	[5,7]	0.06	1,181	16

CLASS R4

08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93	[4]	3.78	[5]	0.40	[5]	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54	[4]	8.19	[5]	0.39	[5]	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18	[4]	6.62	[5]	0.40	[5,6]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[4]		6.79	[5]	0.48	[5]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[4]		11.68	[5]	0.53	[5,7]	0.40	173	16

CLASS R5

08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23	[4]	0.92	[5]	0.14	[5]	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	[4]	1.89	[5]	0.09	[5]	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56	[4]	1.52	[5]	0.10	[5,6]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[4]		2.54	[5]	0.19	[5]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[4]		7.95	[5]	0.24	[5,7]	0.48	633	16

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively. See Note 4.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

Retirement Living Portfolios – Fund details

68

Financial highlights, continued

Retirement Living through 2035 Portfolio (formerly Lifecycle 2035 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
	Income (loss) from
	investment operations					Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1,2]		($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]	(in thousands)	(%)

CLASS R1

08-31-2012	9.24	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54	[4]	1.51	[5]	0.81	[5]	0.66	2,475	70
08-31-2011	8.13	0.05		1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19	[4]	1.61	[5]	0.74	[5]	0.47	1,827	17
08-31-2010	7.79	0.06		0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74	[4]	1.32	[5]	0.75	[5,6]	0.75	1,453	20
08-31-2009	9.58	0.08		(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[4]		4.49	[5]	0.84	[5]	1.13	647	20
08-31-2008	11.00	—	[7]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[4]		10.40	[5]	0.88	[5,8]	(0.02)	177	14

CLASS R2

08-31-2012[9]	9.96	(0.01)		(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[4,10]		16.77	[5,11]	0.59	[5,11]	(0.14)[10]	100	70

CLASS R3

08-31-2012	9.25	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59	[4]	1.45	[5]	0.73	[5]	0.63	2,376	70
08-31-2011	8.14	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22	[4]	1.58	[5]	0.69	[5]	0.41	1,967	17
08-31-2010	7.79	0.05		0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91	[4]	1.53	[5]	0.70	[5,6]	0.59	1,167	20
08-31-2009	9.59	0.06		(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[4]		4.47	[5]	0.77	[5]	0.84	451	20
08-31-2008	11.01	0.02		(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[4]		9.94	[5]	0.81	[5,8]	0.24	278	14

CLASS R4

08-31-2012	9.30	0.10		0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89	[4]	1.82	[5]	0.40	[5]	1.02	1,146	70
08-31-2011	8.18	0.08		1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58	[4]	1.95	[5]	0.39	[5]	0.77	957	17
08-31-2010	7.81	0.04		0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43	[4]	2.65	[5]	0.40	[5,6]	0.47	574	20
08-31-2009	9.63	0.07		(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[4]		9.27	[5]	0.47	[5]	1.06	182	20
08-31-2008	11.03	0.04		(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[4]		11.02	[5]	0.52	[5,8]	0.41	219	14

CLASS R5

08-31-2012	9.31	0.09		0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	[4]	1.09	[5]	0.13	[5]	0.97	3,543	70
08-31-2011	8.19	0.12		1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88	[4]	1.60	[5]	0.09	[5]	1.23	742	17
08-31-2010	7.83	0.16		0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55	[4]	2.52	[5]	0.10	[5,6]	1.93	281	20
08-31-2009	9.67	0.11		(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[4]		7.18	[5]	0.17	[5]	1.61	199	20
08-31-2008	11.05	0.08		(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[4]		11.07	[5]	0.23	[5,8]	0.78	149	14

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7	Less than $0.005 per share.
8	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
9	The inception date for Class R2 shares is 3-1-12.
10	Not annualized.
11	Annualized.

Retirement Living Portfolios – Fund details

69

Financial highlights, continued

Retirement Living through 2030 Portfolio (formerly Lifecycle 2030 Portfolio)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
	Income (loss) from
	investment operations					Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1,2]		($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]	(in thousands)	(%)

CLASS R1

08-31-2012	9.17	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53	[4]	1.44	[5]	0.81	[5]	0.83	2,742	69
08-31-2011	8.10	0.06		1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86	[4]	1.47	[5]	0.74	[5]	0.59	2,240	19
08-31-2010	7.74	0.07		0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06	[4]	1.16	[5]	0.74	[5,6]	0.81	1,812	21
08-31-2009	9.52	0.07		(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[4]		3.04	[5]	0.83	[5]	1.04	1,245	23
08-31-2008	10.88	—	[7]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[4]		8.40	[5]	0.88	[5,8]	0.02	320	10

CLASS R2

08-31-2012[9]	9.80	—	[7]	0.02	0.02	—	—	—	—	9.82	0.20	[4,10]	16.01	[5,11]	0.58	[5,11]	(0.01)[11]	100	69

CLASS R3

08-31-2012	9.18	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58	[4]	1.28	[5]	0.72	[5]	0.88	3,146	69
08-31-2011	8.11	0.05		1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90	[4]	1.38	[5]	0.69	[5]	0.57	2,651	19
08-31-2010	7.75	0.06		0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10	[4]	1.39	[5]	0.69	[5,6]	0.67	1,615	21
08-31-2009	9.53	0.08		(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[4]		3.09	[5]	0.76	[5]	1.12	609	23
08-31-2008	10.88	0.08		(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[4]		4.24	[5]	0.78	[5,8]	0.76	676	10

CLASS R4

08-31-2012	9.19	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91	[4]	2.36	[5]	0.40	[5]	1.31	498	69
08-31-2011	8.12	0.04		1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19	[4]	3.87	[5]	0.39	[5]	0.42	560	19
08-31-2010	7.76	0.06		0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37	[4]	5.08	[5]	0.39	[5,6]	0.76	106	21
08-31-2009	9.55	0.10		(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[4]		5.43	[5]	0.45	[5]	1.52	360	23
08-31-2008	10.91	0.08		(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[4]		14.83	[5]	0.49	[5,8]	0.79	115	10

CLASS R5

08-31-2012	9.21	0.11		0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24	[4]	0.59	[5]	0.13	[5]	1.18	6,777	69
08-31-2011	8.13	0.12		1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61	[4]	0.88	[5]	0.09	[5]	1.29	2,031	19
08-31-2010	7.76	0.15		0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76	[4]	0.96	[5]	0.09	[5,6]	1.82	724	21
08-31-2009	9.57	0.12		(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[4]		1.61	[5]	0.17	[5]	1.77	979	23
08-31-2008	10.93	0.04		(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[4]		6.18	[5]	0.24	[5,8]	0.42	1,002	10

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7	Less than $0.005 per share.
8	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
9	The inception date for Class R2 shares is 3-1-12.
10	Not annualized.
11	Annualized.

Retirement Living Portfolios – Fund details

70

Financial highlights, continued

Retirement Living through 2025 Portfolio (formerly Lifecycle 2025 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]		(in thousands)	(%)

CLASS R1

08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80	[4]	1.41	[5]	0.81	[5]	1.26		2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86	[4]	1.53	[5]	0.73	[5]	0.98		2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91	[4]	1.21	[5]	0.74	[5,6]	1.33		1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[4]		3.27	[5]	0.82	[5]	1.40		1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[4]		8.37	[5]	0.87	[5,7]	0.27		285	9

CLASS R2

08-31-2012[8]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	1.15	[4,9]	17.38	[5,10]	0.59	[5,10]	0.29	[10]	101	66

CLASS R3

08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84	[4]	1.21	[5]	0.72	[5]	1.27		3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04	[4]	1.27	[5]	0.68	[5]	0.92		3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82	[4]	1.26	[5]	0.69	[5,6]	0.97		1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[4]		2.11	[5]	0.75	[5]	0.87		1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[4]		5.37	[5]	0.78	[5,7]	1.22		456	9

CLASS R4

08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17	[4]	1.64	[5]	0.39	[5]	1.46		1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32	[4]	1.87	[5]	0.38	[5]	1.23		1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35	[4]	2.10	[5]	0.39	[5,6]	1.32		660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[4]		7.64	[5]	0.45	[5]	1.56		260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[4]		11.76	[5]	0.49	[5,7]	0.90		207	9

CLASS R5

08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	[4]	0.50	[5]	0.12	[5]	1.66		8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63	[4]	0.64	[5]	0.08	[5]	1.67		3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48	[4]	1.20	[5]	0.09	[5,6]	1.97		831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[4]		4.27	[5]	0.16	[5]	2.08		339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[4]		7.87	[5]	0.21	[5,7]	0.92		285	9

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

Retirement Living Portfolios – Fund details

71

Financial highlights, continued

Retirement Living through 2020 Portfolio (formerly Lifecycle 2020 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]		(in thousands)	(%)

CLASS R1

08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77	[4]	1.39	[5]	0.81	[5]	1.59		2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61	[4]	1.47	[5]	0.73	[5]	1.51		2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92	[4]	1.12	[5]	0.74	[5,6]	1.77		1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[4]		2.11	[5]	0.83	[5]	2.14		1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[4]		9.71	[5]	0.86	[5,7]	0.77		250	10

CLASS R2

08-31-2012[8]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22	[4,9]	16.59	[5,10]	0.59	[5,10]	0.37	[9]	101	63

CLASS R3

08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82	[4]	1.14	[5]	0.72	[5]	1.62		4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78	[4]	1.15	[5]	0.68	[5]	1.49		3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96	[4]	1.17	[5]	0.69	[5,6]	1.38		2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[4]		2.29	[5]	0.76	[5]	2.37		895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[4]		3.97	[5]	0.78	[5,7]	1.48		825	10

CLASS R4

08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27	[4]	2.34	[5]	0.40	[5]	2.01		797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09	[4]	5.58	[5]	0.39	[5]	1.56		466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11	[4]	5.26	[5]	0.39	[5,6]	1.90		151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[4]		7.25	[5]	0.45	[5]	2.24		255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[4]		13.87	[5]	0.48	[5,7]	1.50		138	10

CLASS R5

08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58	[4]	0.44	[5]	0.13	[5]	1.97		10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50	[4]	0.70	[5]	0.08	[5]	2.17		3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50	[4]	0.93	[5]	0.09	[5,6]	2.44		668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[4]		1.96	[5]	0.16	[5]	2.92		759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[4]		6.46	[5]	0.21	[5,7]	1.83		758	10

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

Retirement Living Portfolios – Fund details

72

Financial highlights, continued

Retirement Living through 2015 Portfolio (formerly Lifecycle 2015 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]		(in thousands)	(%)

CLASS R1

08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85	[4]	1.83	[5]	0.81	[5]	2.32		1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41	[4]	1.78	[5]	0.74	[5]	2.03		1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69	[4]	1.36	[5]	0.74	[5,6]	2.32		1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[4]		5.13	[5]	0.83	[5]	2.79		762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[4]		8.84	[5]	0.86	[5,7]	1.61		207	10

CLASS R2

08-31-2012[8]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84	[4,9]	16.51	[5,10]	0.59	[5,10]	0.56	[9]	102	59

CLASS R3

08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91	[4]	1.08	[5]	0.73	[5]	2.14		5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46	[4]	1.34	[5]	0.69	[5]	2.03		2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74	[4]	1.29	[5]	0.69	[5,6]	2.40		1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[4]		2.59	[5]	0.77	[5]	2.81		763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[4]		6.20	[5]	0.81	[5,7]	1.48		693	10

CLASS R4

08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34	[4]	10.46	[5]	0.41	[5]	2.51		68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76	[4]	11.17	[5]	0.39	[5]	2.04		158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01	[4]	7.11	[5]	0.39	[5,6]	2.74		64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[4]		5.34	[5]	0.46	[5]	3.00		355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[4]		12.64	[5]	0.50	[5,7]	2.02		172	10

CLASS R5

08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55	[4]	0.76	[5]	0.13	[5]	2.22		5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17	[4]	1.24	[5]	0.09	[5]	2.38		1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41	[4]	3.42	[5]	0.09	[5,6]	2.81		273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[4]		5.04	[5]	0.20	[5]	4.98		103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[4]		5.09	[5]	0.22	[5,7]	1.81		464	10

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.18% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

Retirement Living Portfolios – Fund details

73

Financial highlights, continued

Retirement Living through 2010 Portfolio (formerly Lifecycle 2010 Portfolio)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
	Income (loss) from
	investment operations				Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)[3]		(%)		(%)		(%)[1]		(in thousands)	(%)

CLASS R1

08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94	[4]	4.76	[5]	0.82	[5]	2.31		379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09	[4]	4.44	[5]	0.74	[5]	2.65		337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36	[4]	1.80	[5]	0.75	[5,6]	2.95		411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[4]		9.94	[5]	0.87	[5]	3.39		286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[4]		14.92	[5]	0.87	[5,7]	2.30		126	14

CLASS R2

08-31-2012[8]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43	[4,9]	16.44	[5,10]	0.60	[5,10]	0.72	[9]	102	55

CLASS R3

08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99	[4]	1.47	[5]	0.73	[5]	2.51		1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13	[4]	1.53	[5]	0.69	[5]	2.33		2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39	[4]	1.32	[5]	0.70	[5,6]	2.79		1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[4]		2.34	[5]	0.79	[5]	3.48		1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[4]		3.95	[5]	0.82	[5,7]	2.64		795	14

CLASS R4

08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42	[4]	4.40	[5]	0.40	[5]	2.64		407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42	[4]	8.04	[5]	0.39	[5]	2.14		347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79	[4]	8.52	[5]	0.40	[5,6]	3.31		71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[4]		11.93	[5]	0.49	[5]	3.82		116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[4]		12.38	[5]	0.53	[5,7]	2.56		205	14

CLASS R5

08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64	[4]	0.62	[5]	0.13	[5]	2.82		4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83	[4]	0.79	[5]	0.09	[5]	2.65		2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08	[4]	3.13	[5]	0.10	[5,6]	3.54		261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[4]		5.86	[5]	0.20	[5]	4.12		207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[4]		10.30	[5]	0.25	[5,7]	2.41		498	14

1	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2	Based on the average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%-1.47%, 0.48%-1.12%, 0.48%-1.13%, 0.49%-1.09% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
6	Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10.
7	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8	The inception date for Class R2 shares is 3-1-12.
9	Not annualized.
10	Annualized.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable underlying fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of October 31, 2012, the funds allocated assets to the underlying funds stated below.

Retirement Living through 2050 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

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Retirement Living through 2045 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2040 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.

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76

Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2035 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company

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77

International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2030 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
Heritage Fund	American Century Investment Management, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC

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78

Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2025 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	Frontier Capital Management Company, LLC; John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living Portfolios – Fund details

79

Retirement Living through 2020 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2015 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.

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Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
Value Fund	Invesco Advisers, Inc.

Retirement Living through 2010 Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC; Declaration Management & Research LLC
All Cap Value Fund	Lord, Abbett & Co. LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
China Emerging Leaders Fund	Atlantis Investment Management (Hong Kong) Ltd.
Currency Strategies Fund	First Quadrant, L.P.
Disciplined Value Fund	Robeco Investment Management, Inc.
Emerging Markets Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Global Franchise Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Large Cap Value Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Absolute Return Strategies Fund	Standard Life Investments (Corporate Funds) Limited
Global Bond Fund	Pacific Investment Management Company LLC
Global High Yield Fund	Stone Harbor Investment Partners LP
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Health Sciences Fund	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Growth Stock Fund	Invesco Advisers, Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Small Company Fund	Dimensional Fund Advisors LP
International Value Equity Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Value Fund	T. Rowe Price Associates, Inc.
Multi Sector Bond Fund	Stone Harbor Investment Partners LP
Mutual Shares Fund	Franklin Mutual Advisers, LLC
Natural Resources Fund	Wellington Management Company, LLP; RS Investment Management Co. LLC
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC

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Redwood Fund	RCM Capital Management LLC
Small Cap Growth Fund	Wellington Management Company, LLP
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Growth Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Strategic Income Opportunities Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. Equity Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. High Yield Bond Fund	Wells Capital Management, Inc.

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 Your account

Who can buy shares

Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 (529 Plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates.

•	Retirement plans, including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs and SIMPLE IRAs where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Except as noted above, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the fund are sold without any front-end or deferred sales charges. Each of Class R1, Class R2, Class R3, and Class R4 shares has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Class R5 shares do not pay any fees under their Rule 12b-1 plan.

Class R1

•	Distribution and service (Rule 12b-1) fees of 0.50%

Class R2

•	Distribution and service (Rule 12b-1) fees of 0.25%

Class R3

•	Distribution and service (Rule 12b-1) fees of 0.50%

Class R4

•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees until December 31, 2013.)

In addition to the Rule 12b-1 plan, the fund has adopted service plans for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of the funds share class held by plan participants and is up to 0.25% for Class R1 shares, 0.25% for Class R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expense information included in this prospectus does not reflect fees and expenses of any plan that may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Rule 12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Each fund is designed so that it can qualify as a “qualified default investment alternative” (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

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The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1, Class R2, Class R3, Class R4 or Class R5 shares by contacting any broker-dealer or other financial service firm authorized to sell Class R1, Class R2, Class R3, Class R4 or Class R5 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. There is no minimum initial investment to purchase Class R1, Class R2, Class R3, Class R4 or Class R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange your Class R1, Class R2, Class R3, Class R4 or Class R5 shares for shares of the same class of other John Hancock funds that are available through your plan, or John Hancock Money Market Fund Class A shares, without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into Class R1, Class R2, Class R3, Class R4 or Class R5 shares, as applicable.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in

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its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may

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seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15, by your plan’s recordkeeper.

Dividends

The funds typically declare and pay income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The holdings of each fund will be posted to the Web site, www.jhfunds.com, no earlier than 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end. A description of the funds policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 55913 Boston, MA 02205-5913

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2013 JOHN HANCOCK FUNDS, LLC LCRPN 1-1-13 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS II
CLASS 1 SHARES

Ticker
Fund Name	Class 1

Active Bond Fund	JIADX
All Cap Value Fund	JICVX
Blue Chip Growth Fund	JIBCX
Capital Appreciation Fund	JICPX
Core Bond Fund	JICDX
Core Diversified Growth & Income Portfolio	JADOX
Core Fundamental Holdings Portfolio	JAFOX
Core Global Diversification Portfolio	JAGOX
Emerging Markets Fund
Equity-Income Fund	JIEMX
Floating Rate Income Fund	JFIHX
Global Bond Fund	JIGDX
Global Real Estate Fund
High Yield Fund	JIHDX
Income Fund
International Small Cap Fund	JIIMX
International Small Company Fund
International Value Fund	JIVIX
Investment Quality Bond Fund	JIQBX
Mid Cap Growth Index Fund	JMGOX
Mid Cap Stock Fund	JIMSX
Mid Cap Value Equity Fund
Mid Cap Value Index Fund	JVIOX
Mid Value Fund
Mutual Shares Fund
Natural Resources Fund	JINRX
Real Estate Securities Fund	JIREX
Real Return Bond Fund	JIRRX
Short Term Government Income Fund
Small Cap Opportunities Fund	JISOX
Small Company Value Fund	JISVX
Total Return Fund	JITRX
U.S. Equity Fund
U.S. High Yield Bond Fund	JIHLX
Retirement Living through 2050 Portfolio	JLKOX
Retirement Living through 2045 Portfolio	JLJOX
Retirement Living through 2040 Portfolio	JLIOX
Retirement Living through 2035 Portfolio	JLHOX
Retirement Living through 2030 Portfolio	JLFOX
Retirement Living through 2025 Portfolio	JLEOX
Retirement Living through 2020 Portfolio	JLDOX
Retirement Living through 2015 Portfolio	JLBOX
Retirement Living through 2010 Portfolio	JLAOX
Retirement Choices at 2050 Portfolio
Retirement Choices at 2045 Portfolio	JRVOX
Retirement Choices at 2040 Portfolio	JRROX
Retirement Choices at 2035 Portfolio	JRYOX
Retirement Choices at 2030 Portfolio	JRHOX
Retirement Choices at 2025 Portfolio	JREOX
Retirement Choices at 2020 Portfolio	JRWOX
Retirement Choices at 2015 Portfolio	JRFOX
Retirement Choices at 2010 Portfolio	JRTOX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II (“JHF II”), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

Prospectus dated January 1, 2013

JOHN HANCOCK FUNDS II

ACTIVE BOND FUND

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.60%	0.05%	0.03%	0.01%	0.69%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
•	Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results. The fund may use U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities  Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	7.73% (Quarter ended 09/30/2012)

Best Quarter:	9.31% (Quarter ended 9/30/2009) Worst Quarter: −3.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	5.64%	6.73%	6.21%	10/15/2005
Class 1 after tax on distributionsA	3.45%	4.74%	4.26%
Class 1 after tax on distributions, with saleA	3.78%	4.58%	4.15%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.12%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N. Given. Vice President; managed fund since 2006. Howard C. Greene. Senior Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

ALL CAP VALUE FUND

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.77%	0.05%	0.04%	0.86%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($313 million to $559.1 billion as of October 31, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	8.95% (Quarter ended 09/30/2012)

Best Quarter:	15.18% (Quarter ended 9/30/2009) Worst Quarter: −19.82% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−4.11%	1.86%	4.64%	10/15/2005
Class 1 after tax on distributionsA	−5.64%	−0.36%	2.60%
Class 1 after tax on distributions, with saleA	−1.82%	0.83%	3.25%
Russell 3000 Value Index	−0.10%	−2.58%	2.07%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2005. Deepak Khanna. Partner and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

BLUE CHIP GROWTH FUND

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.78%	0.05%	0.03%	0.86%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Value Investment Style Risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	19.21% (Quarter ended 09/30/2012)

Best Quarter:	17.44% (Quarter ended 6/30/2009) Worst Quarter: −24.91% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	1.26%	1.67%	4.02%	10/15/2005
Class 1 after tax on distributionsA	1.23%	1.57%	3.91%
Class 1 after tax on distributions, with saleA	0.82%	1.37%	3.40%
S&P 500 Index	2.11%	−0.25%	3.09%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Larry J. Puglia. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

CAPITAL APPRECIATION FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.70%	0.05%	0.03%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts

(REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	17.29% (Quarter ended 09/30/2012)

Best Quarter:	15.25% (Quarter ended 6/30/2009) Worst Quarter: −21.03% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	0.17%	2.19%	3.54%	10/15/2005
Class 1 after tax on distributionsA	0.14%	2.10%	3.47%
Class 1 after tax on distributions, with saleA	0.11%	1.82%	3.00%
Russell 1000 Growth Index	2.64%	2.50%	4.41%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2005.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2005.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

CORE BOND FUND

Investment Objective

To seek total return consisting of income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.59%	0.05%	0.04%	0.01%	0.69%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 362% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2011 was 4.43 years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	5.80% (Quarter ended 09/30/2012)

Best Quarter:	3.62% (Quarter ended 9/30/2006) Worst Quarter: −1.22% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	8.37%	6.98%	6.38%	10/15/2005
Class 1 after tax on distributionsA	6.43%	4.92%	4.43%
Class 1 after tax on distributions, with saleA	5.55%	4.77%	4.32%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.12%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Thomas O’Connor, CFA. Senior Portfolio Manager; managed fund since 2007. Troy Ludgood. Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

CORE DIVERSIFIED GROWTH & INCOME PORTFOLIO

Investment Objective

The fund seeks long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class 1	0.04%	0.05%	0.17%	0.43%	0.69%	-0.11%	0.58%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.06% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$59	$210	$373	$848

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (“underlying funds”) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in other funds including index funds and funds in the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange-traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	10.84% (Quarter ended 09/30/2012)

Best Quarter:	15.07% (Quarter ended 6/30/2009) Worst Quarter: −9.42% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	1.18%	1.34%	7/1/2008
Class 1 after tax on distributions	0.32%	0.20%
Class 1 after tax on distributions, with sale	0.80%	0.47%
S&P 500 Index	2.11%	1.75%	7/1/2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.98%	7/1/2008
75% S&P 500 Index /25% Barclays Capital U.S. Aggregate Bond Index	4.08%	3.80%	7/1/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

CORE FUNDAMENTAL HOLDINGS PORTFOLIO

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class 1	0.04%	0.05%	0.36%	0.43%	0.88%	-0.30%	0.58%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.06% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$59	$251	$458	$1,057

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 55% and 65% of its assets in equity securities, which include securities held by the underlying funds, and between 35% and 45% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in index funds and funds in the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange-traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	9.43% (Quarter ended 09/30/2012)

Best Quarter:	12.95% (Quarter ended 6/30/2009) Worst Quarter: −14.51% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	1.65%	2.01%	7/1/2008
Class 1 after tax on distributions	0.46%	0.55%
Class 1 after tax on distributions, with sale	1.17%	0.87%
S&P 500 Index	2.11%	1.75%	6/30/2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.98%	6/30/2008
60% S&P 500/40% Barclays Capital U.S. Aggregate Bond Index	4.69%	4.38%	7/1/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

CORE GLOBAL DIVERSIFICATION PORTFOLIO

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class 1	0.04%	0.05%	0.16%	0.48%	0.73%	-0.10%	0.63%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.06% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$64	$223	$396	$897

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 60% and 70% of its assets in equity securities, which include securities held by the underlying funds, of which a significant portion will be invested in issuers located in a number of different countries throughout the world. The fund will generally invest between 30% and 40% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in index funds and funds of the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may invest in exchange traded funds and may make direct investments in other types of investments, see “Other Permitted Investments.”

*Formerly known as American Global Diversification Portfolio.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	9.66% (Quarter ended 09/30/2012)

Best Quarter:	18.74% (Quarter ended 6/30/2009) Worst Quarter: −18.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−3.35%	0.02%	7/1/2008
Class 1 after tax on distributions	−4.34%	−1.21%
Class 1 after tax on distributions, with sale	−2.10%	−0.68%
MSCI World Index (Gross of foreign withholding taxes on dividends)	−5.02%	−2.12%	7/1/2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.98%	7/1/2008
65% MSCI World Index (Gross of foreign withholding taxes on Dividends)/35% Barclays Capital U.S. Aggregate Bond Index	−0.34%	1.64%	7/1/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

EMERGING MARKETS FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.95%	0.05%	0.12%	1.12%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser. A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities” as defined below.

The fund seeks long-term capital growth through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadviser (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities. The fund may invest in financial services companies.

The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules, and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market capitalization criterion for investment, it may not be included for one or more reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this Prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Colombia
•	Czech Republic
•	Egypt
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Peru
•	Philippines
•	Poland
•	Russia

•	South Africa
•	South Korea
•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely settlement payments, or otherwise honor its obligations. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value investment risk  Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	12.32% (Quarter ended 09/30/2012)

Best Quarter:	48.86% (Quarter ended 6/30/2009) Worst Quarter: −27.58% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−24.93%	1.44%	5/1/2007
Class 1 after tax on distributions	−25.31%	0.35%
Class 1 after tax on distributions, with sale	−16.20%	0.68%
MSCI Emerging Markets Index (Gross of foreign withholding taxes on dividends)	−18.17%	1.39%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Henry F. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.
Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2007.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

EQUITY-INCOME FUND

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.78%	0.05%	0.04%	0.01%	0.88%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$90	$281	$488	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. While the price of a company’s stock can go up or down in response to earnings or fluctuations in the market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;

•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Value Investment Style Risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	15.20% (Quarter ended 09/30/2012)

Best Quarter:	19.51% (Quarter ended 6/30/2009) Worst Quarter: −22.23% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−0.98%	−1.06%	2.77%	10/15/2005
Class 1 after tax on distributionsA	−1.45%	−2.21%	1.46%
Class 1 after tax on distributions, with saleA	−0.64%	−1.40%	1.75%
Russell 1000 Value Index	0.39%	−2.64%	2.01%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Brian C. Rogers, CFA, CIC. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

FLOATING RATE INCOME FUND

Investment Objective

To seek a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.68%	0.05%	0.04%	0.77%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$79	$246	$428	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	7.91% (Quarter ended 09/30/2012)

Best Quarter:	14.34% (Quarter ended 6/30/2009) Worst Quarter: −21.31% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	2.37%	4.94%	1/2/2008
Class 1 after tax on distributionsA	0.37%	2.51%
Class 1 after tax on distributions, with saleA	1.73%	2.82%
S&P/LSTA Performing Loan Index	1.51%	4.83%	1/2/2008

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Stephen A. Walsh. Chief Investment Officer; managed fund since 2007.
Michael C. Buchanan. Portfolio Manager; managed fund since 2007.
Timothy J. Settel. Portfolio Manager/ Research Analyst; managed fund since 2007.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

GLOBAL BOND FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other[1]	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.70%	0.05%	0.11%	0.86%

1“Other Expenses” reflect interest expense resulting from the Fund’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund. Had these expenses been excluded, “Other Expenses” would have been 0.10%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Financial sector risk  Because the fund may invest in financial services companies, the fund’s performance may be negatively affected by volatility in financial and credit markets as well as economic, business or political developments. Financial services companies can be adversely affected by, among other things, regulatory changes, the rate of debt defaults, interest rates, and price competition.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	8.60% (Quarter ended 09/30/2012)

Best Quarter:	10.60% (Quarter ended 9/30/2009) Worst Quarter: −9.53% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	8.98%	7.58%	6.67%	10/15/2005
Class 1 after tax on distributionsA	5.63%	3.77%	3.39%
Class 1 after tax on distributions, with saleA	5.81%	4.18%	3.73%
JPMorgan Global Government Bond Unhedged Index	7.22%	7.61%	6.74%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

GLOBAL REAL ESTATE FUND

Investment Objective

To seek a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.90%	0.05%	0.10%	1.05%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the U.S.

The fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. RREEF also considers the effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	20.71% (Quarter ended 09/30/2012)

Best Quarter:	31.48% (Quarter ended 6/30/2009) Worst Quarter: −29.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−7.33%	−6.53%	−2.40%	4/28/2006
Class 1 after tax on distributions	−8.52%	−7.97%	−3.95%
Class 1 after tax on distributions, with sale	−4.77%	−6.17%	−2.82%
EPRA/NAREIT Global Index	−8.14%	−5.37%	−0.75%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director, Lead Portfolio Manager, Head of Americas Real Estate Securities; managed fund since 2006.
Daniel Ekins. Managing Director, Co-Lead Portfolio Manager and Head of Asia-Pacific Real Estate Securities; managed fund since 2006. John Hammond. Managing Director, Lead Portfolio Manager and Head of European Real Estate Securities; Portfolio Manager; managed fund since 2006.
John F. Robertson, CFA. Managing Director, Global Head of Real Estate Securities; managed fund since 2006.
Chris Robinson. Director, Co-Lead Portfolio Manager; managed fund since 2012.
John W. Vojticek. Managing Director; CIO and Global Portfolio Manager of Real Estate Securities; managed fund since 2006.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

HIGH YIELD FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.67%	0.05%	0.04%	0.76%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	13.69% (Quarter ended 09/30/2012)

Best Quarter:	25.90% (Quarter ended 6/30/2009) Worst Quarter: −20.43% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	1.33%	6.17%	6.95%	10/15/2005
Class 1 after tax on distributionsA	−1.50%	2.64%	3.47%
Class 1 after tax on distributions, with saleA	0.87%	3.10%	3.81%
Citigroup High Yield Index	5.52%	7.15%	7.71%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Stephen A. Walsh. Chief Investment Officer; managed fund since 2006.
Michael C. Buchanan. Portfolio Manager; managed fund since 2006.
Keith J. Gardner. Portfolio Manager/ Research Analyst; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

INCOME FUND

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.80%	0.05%	0.08%	0.93%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Advisers, Inc.	Edward D. Perks, CFA. Senior Vice President and Director of Global Core/Hybrid Portfolio Management; Co-Lead Portfolio Manager; managed fund since 2007.
Charles B. Johnson. Chairman; managed fund since 2007.
Alex Peters, CFA. Vice President, Research Analyst and Portfolio Manager; managed fund since 2009.
Matt Quinlan. Vice President, PortfolioManager and Research Analyst; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

INTERNATIONAL SMALL CAP FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	1.02%	0.05%	0.15%	1.22%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$124	$387	$670	$1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profit margins and liquidation value and other factors.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	15.33% (Quarter ended 09/30/2012)

Best Quarter:	36.79% (Quarter ended 6/30/2009) Worst Quarter: −31.59% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−18.24%	−1.94%	2.73%	10/15/2005
Class 1 after tax on distributionsA	−18.77%	−3.40%	0.71%
Class 1 after tax on distributions, with saleA	−11.86%	−2.11%	1.50%
S&P/Citigroup Global ex US <$2 Billion Index	−19.61%	−1.00%	4.38%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Templeton Investments Corp.	Harlan B. Hodes, CPA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2011.
Martin Cobb. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

INTERNATIONAL SMALL COMPANY FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.95%	0.05%	0.14%	1.14%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$116	$362	$628	$1,386

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,378 million to $4,358 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	11.54% (Quarter ended 09/30/2012)

Best Quarter:	31.77% (Quarter ended 6/30/2009) Worst Quarter: −22.61% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−16.62%	−3.52%	−2.14%	4/28/2006
Class 1 after tax on distributions	−17.23%	−4.77%	−3.30%
Class 1 after tax on distributions, with sale	−10.81%	−3.54%	−2.35%
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	−15.66%	−3.80%	−2.75%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2006.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

INTERNATIONAL VALUE FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.80%	0.05%	0.12%	0.97%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$99	$309	$536	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk  The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	9.80% (Quarter ended 09/30/2012)

Best Quarter:	24.80% (Quarter ended 9/30/2009) Worst Quarter: −21.44% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−12.92%	−4.00%	1.43%	10/15/2005
Class 1 after tax on distributionsA	−13.97%	−5.17%	−0.02%
Class 1 after tax on distributions, with saleA	−8.40%	−3.86%	0.55%
MSCI EAFE Index (Gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	1.44%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Executive Vice President, Lead Portfolio Manager and Research Analyst; managed fund since 2005.
Cindy L. Sweeting, CFA. President of Templeton Investment Counsel, LLC and Director of Portfolio Management for the Templeton Global Equity Group (TGEG); managed fund since2005.
Peter A. Nori, CFA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2006.
Neil Devlin, CFA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

INVESTMENT QUALITY BOND FUND

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.58%	0.05%	0.05%	0.68%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$69	$218	$379	$847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by registered money market funds.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and
•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	6.69% (Quarter ended 09/30/2012)

Best Quarter:	6.37% (Quarter ended 9/30/2009) Worst Quarter: −3.10% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	7.47%	6.32%	5.83%	10/15/2005
Class 1 after tax on distributionsA	6.18%	4.62%	4.13%
Class 1 after tax on distributions, with saleA	4.83%	4.39%	3.97%
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.39%	10/15/2005
Barclays Capital U.S. Government Index	9.02%	6.56%	6.03%	10/15/2005
50% Barclays Capital U.S. Credit Index/50% Barclays Capital U.S. Government Index	8.71%	6.73%	6.24%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007. Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager, managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MID CAP GROWTH INDEX FUND

At a meeting held on December 12, 2012, the Board of Trustees of the fund approved a Plan of Liquidation and Termination for the fund. The fund is expected to liquidate on or about April 19, 2013.

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses[1]	expenses
Class 1	0.52%	0.05%	0.14%	0.71%

1“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$73	$227	$395	$883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Growth Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Growth Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Mid Growth Index ranged from $1.5 million to $19.7 billion. The fund attempts to match the performance of the MSCI U.S. Mid Growth Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and depositary receipts. The fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or subadviser) and derivatives including stock index futures to manage cash flows.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	13.14% (Quarter ended 09/30/2012)

Best Quarter:	10.16% (Quarter ended 12/31/2011) Worst Quarter: −20.23% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−4.16%	5.43%	4/30/2010
Class 1 after tax on distributions	−4.40%	5.23%
Class 1 after tax on distributions, with sale	−2.40%	4.60%
MSCI U.S. Small Cap Growth Index (Gross of foreign withholding taxes on dividends)	−3.61%		4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Kristin Carcio. Vice President; managed fund since 2010. John Tucker, CFA. Managing Director; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MID CAP STOCK FUND

Investment Objective

To seek long-term growth and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.84%	0.05%	0.03%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($313 million to $19.6 billion as of October 31, 2012) or the S&P Midcap 400 Index ($501 million to $13.7 billion as of October 31, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	20.20% (Quarter ended 09/30/2012)

Best Quarter:	19.64% (Quarter ended 9/30/2009) Worst Quarter: −25.34% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−9.24%	0.22%	4.04%	10/15/2005
Class 1 after tax on distributionsA	−9.90%	−0.27%	3.36%
Class 1 after tax on distributions, with saleA	−5.13%	0.07%	3.23%
Russell Mid Cap Growth Index	−1.65%	2.44%	5.03%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2005.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2005.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MID CAP VALUE EQUITY FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.87%	0.05%	0.07%	0.99%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	13.18% (Quarter ended 09/30/2012)

Best Quarter:	21.70% (Quarter ended 9/30/2009) Worst Quarter: −27.55% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−8.15%	−0.72%	0.11%	4/28/2006
Class 1 after tax on distributions	−9.34%	−1.43%	−0.55%
Class 1 after tax on distributions, with sale	−4.10%	−0.86%	−0.15%
Russell Mid Cap Value Index	−1.38%	0.04%	1.83%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Steve Schroll. Portfolio Manager; managed fund since 2008. Laton Spahr, CFA. Portfolio Manager; managed fund since 2008. Paul Stocking. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MID CAP VALUE INDEX FUND

At a meeting held on December 12, 2012, the Board of Trustees of the fund approved a Plan of Liquidation and Termination for the fund. The fund is expected to liquidate on or about April 19, 2013.

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses[1]	expenses[2]	expenses
Class 1	0.52%	0.05%	0.15%	0.02%	0.74%

1“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Value Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Value Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Mid Value Index ranged from $2.5 million to $18 billion. The fund attempts to match the performance of the MSCI U.S. Mid Value Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and depositary receipts. The fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser) and derivatives including stock index futures to manage cash flows.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	11.66% (Quarter ended 09/30/2012)

Best Quarter:	13.67% (Quarter ended 12/31/2011) Worst Quarter: −18.25% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−0.90%	2.35%	4/30/2010
Class 1 after tax on distributions	−1.46%	1.78%
Class 1 after tax on distributions, with sale	−0.58%	1.67%
MSCI U.S. Small Cap Value Index (Gross of foreign withholding taxes on dividends)	−0.23%	3.94%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Kristin Carcio. Vice President; managed fund since 2010. John Tucker, CFA. Managing Director; managed fund since 2010. Payal Gupta. Prinicipal; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MID VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Class 1	1.00%	0.05%	0.05%	0.02%	1.12%

1Expenses have been estimated for the class’s first full year of operations.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Midcap 400 Index ($501 million to $13.7 billion as of October 31, 2012) or the Russell Midcap Value Index ($313 million to $19.1 billion as of October 31, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Stock ownership by management/employees; and

•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value Investment Style Risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	16.62% (Quarter ended 09/30/2012)

Best Quarter:	23.02% (Quarter ended 6/30/2009) Worst Quarter: −17.61% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−5.13%	15.69%	1/2/2009
Class 1 after tax on distributions	−8.60%	12.96%
Class 1 after tax on distributions, with sale	−1.12%	12.46%
Russell Mid Cap Value Index	−1.38%	18.19%	1/2/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	David J. Wallack. Vice President; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

MUTUAL SHARES FUND

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee[2]	fees	Expenses	expenses
Class 1	0.92%	0.05%	0.07%	1.04%

1Expenses have been estimated for the class’s first full year of operations.
2The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$106	$331	$574	$1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. For purposes of issuer diversification, the issuer of a loan participation will be determined by the reference asset for the loan participation. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security.

The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	12.81% (Quarter ended 09/30/2012)

Best Quarter:	11.04% (Quarter ended 12/31/2011) Worst Quarter: −16.20% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−1.54%	4.92%	9/16/2010
Class 1 after tax on distributions	−2.47%	4.13%
Class 1 after tax on distributions, with sale	−1.00%	3.74%
S&P 500 Index	2.11%	11.26%	9/16/2010

Management

Investment Adviser:

Subadviser	Portfolio Managers

Franklin Mutual Advisers	Peter A. Langerman. Chairman, President and Chief Executive Officer; managed fund since 2010.
F. David Segal, CFA. Co-Portfolio Manager, Research Analyst; managed fund since 2010.
Debbie Turner, CFA. Assistant Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

NATURAL RESOURCES FUND

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Class 1	1.00%	0.05%	0.07%	1.12%	-0.01%	1.11%

1The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$113	$355	$616	$1,362

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Natural resources risk  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI World Energy Index consists of the companies in the Energy sector of the MSCI World Index.

MSCI World Metals Mining Index consists of the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index consists of the companies in the Paper & Forest Products industry of the MSCI World Index.

Calendar year total returns for Class 1:

Year-to-date:	0.95% (Quarter ended 09/30/2012)

Best Quarter:	25.62% (Quarter ended 6/30/2009) Worst Quarter: −36.22% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−20.02%	0.17%	4.67%	10/15/2005
Class 1 after tax on distributionsA	−22.32%	−2.28%	2.31%
Class 1 after tax on distributions, with saleA	−12.06%	−0.24%	3.53%
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)B	0.69%	3.17%	5.12%	10/15/2005
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)B	−27.48%	0.84%	9.64%	10/15/2005
60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)B	−11.37%	2.73%	5.92%	10/15/2005
60% MSCI World Energy Index/ 30% MSCI World Metals & Mining Index/ 10% MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−10.20%	2.01%	5.02%	10/15/2005
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−17.75%	−7.82%	−2.99%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

B Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

Wellington Management Company, LLP	Jay Bhutani. Director and Global Industry Analyst; managed fund since 2009. John C. O’ Toole, CFA, Senior Vice President and Global Industry Analyst; managed fund since 2005.
RS Investment Management Co. LLC	MacKenzie B. Davis, CFA, Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012.
Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012.
Kenneth L. Settles Jr. CFA, Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

REAL ESTATE SECURITIES FUND

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.70%	0.05%	0.04%	0.79%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	13.80% (Quarter ended 09/30/2012)

Best Quarter:	32.15% (Quarter ended 9/30/2009) Worst Quarter: −39.61% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	9.38%	−1.10%	5.57%	10/15/2005
Class 1 after tax on distributionsA	8.06%	−2.51%	1.68%
Class 1 after tax on distributions, with saleA	7.21%	−1.49%	2.86%
MSCI U.S. REIT Index (Gross of foreign withholding taxes on dividends)	8.69%	−1.51%	5.03%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director, Lead Portfolio Manager, Head of Americas Real Estate Securities; managed fund since 2004.
John F. Robertson, CFA. Managing Director; Global Head of Real Estate Securities; managed fund since 1997.
John W. Vojticek. Managing Director, CIO and Global Portfolio Manager of Real Estate Securities; managedfund since 1996.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

REAL RETURN BOND FUND

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other[1]	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.70%	0.05%	0.06%	0.81%

1“Other Expenses” reflect interest expense resulting from the Fund’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund. Had these expenses been excluded, “Other Expenses” would have been 0.05%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by the subadviser.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	7.89% (Quarter ended 09/30/2012)

Best Quarter:	6.86% (Quarter ended 3/31/2009) Worst Quarter: −6.89% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	11.14%	8.07%	6.56%	10/15/2005
Class 1 after tax on distributionsA	7.98%	5.12%	3.96%
Class 1 after tax on distributions, with saleA	7.68%	5.20%	4.10%
Barclays Capital Global Real U.S. TIPS Index	13.56%	7.95%	6.66%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	Mihir Worah. Managing Director and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

SHORT TERM GOVERNMENT INCOME FUND

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Class 1	0.56%	0.05%	0.08%	0.69%

1Expenses have been estimated for the class’s first full year of operations.

2“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.
•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.
•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class NAV shares that have been recalculated to apply the estimated fees and expenses of Class 1 shares.

Calendar year total returns for Class 1:

Year-to-date:	1.12% (Quarter ended 09/30/2012)

Best Quarter:	1.69% (Quarter ended 9/30/2009) Worst Quarter: −0.52% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	2.66%	2.61%	1/2/2009
Class 1 after tax on distributionsA	1.88%	1.79%
Class 1 after tax on distributions, with saleA	1.72%	1.75%
Barclays Capital U.S. Gov’t 1-5 Yr Index	3.20%	2.72%	1/2/2009

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investors tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2008. Jeffrey N. Given. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

SMALL CAP OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class 1	1.00%	0.05%	0.07%	0.01%	1.13%	-0.09%	1.04%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$106	$350	$614	$1,367

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalization of companies in the Russell 2000 Index range from $21 million to $5.2 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	12.48% (Quarter ended 09/30/2012)

Best Quarter:	25.33% (Quarter ended 6/30/2009) Worst Quarter: −25.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−2.62%	−2.25%	0.84%	10/15/2005
Class 1 after tax on distributionsA	−2.70%	−2.51%	0.40%
Class 1 after tax on distributions, with saleA	−1.71%	−2.05%	0.47%
Russell 2000 Index	−4.18%	0.15%	3.94%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2012.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2012.
Henry F. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.
Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2008. Juan Hartsfield. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

SMALL COMPANY VALUE FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	1.04%	0.05%	0.04%	0.20%	1.33%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$135	$421	$729	$1,601

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($21 million to $5.2 billion as of October 31, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Value Investment Style Risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	10.77% (Quarter ended 09/30/2012)

Best Quarter:	20.60% (Quarter ended 6/30/2009) Worst Quarter: −25.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−0.98%	2.05%	4.92%	10/15/2005
Class 1 after tax on distributionsA	−1.26%	1.59%	4.43%
Class 1 after tax on distributions, with saleA	−0.63%	1.55%	4.02%
Russell 2000 Value Index	−5.50%	−1.87%	2.81%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Preston G. Athey. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

TOTAL RETURN FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.68%	0.05%	0.05%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	8.20% (Quarter ended 09/30/2012)

Best Quarter:	7.60% (Quarter ended 6/30/2009) Worst Quarter: −3.48% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	3.27%	7.51%	6.78%	10/15/2005
Class 1 after tax on distributionsA	2.05%	5.04%	4.52%
Class 1 after tax on distributions, with saleA	2.20%	5.01%	4.50%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.12%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

U.S. EQUITY FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class 1	0.75%	0.05%	0.04%	0.84%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$86	$268	$466	$1,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the U.S. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of October 31, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $21 million to $559.1 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Health care services risk  Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	15.37% (Quarter ended 09/30/2012)

Best Quarter:	12.75% (Quarter ended 9/30/2010) Worst Quarter: −13.94% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	7.73%	0.76%	2.40%	10/29/2005
Class 1 after tax on distributions	7.30%	0.08%	1.76%
Class 1 after tax on distributions, with sale	5.03%	0.27%	1.70%
Russell 3000 Index	1.03%	−0.01%	3.12%	10/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since inception. Dr. David Cowan. Co-Director of Quantitative Equity Division: managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

U.S. HIGH YIELD BOND FUND

Investment Objective

To seek total return with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class 1	0.73%	0.05%	0.04%	0.82%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below-investment-grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash management purposes).

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Communications risk  Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

Calendar year total returns for Class 1:

Year-to-date:	10.00% (Quarter ended 09/30/2012)

Best Quarter:	17.19% (Quarter ended 6/30/2009) Worst Quarter: −15.44% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	5.03%	6.85%	7.38%	10/15/2005
Class 1 after tax on distributionsA	2.15%	3.90%	4.54%
Class 1 after tax on distributions, with saleA	3.54%	4.09%	4.62%
Bank of America Merrill Lynch US High Yield Master II Index	4.37%	7.55%	7.92%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Phil Susser. Senior Portfolio Manager; managed fund since 2005. Niklas Nordenfelt, CFA. Senior Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class 1	0.06%	0.05%	0.31%	0.78%	1.20%	-0.26%	0.94%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the “Expenses” of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$96	$355	$635	$1,432

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period from March 1, 2012 through August 31, 2012, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.76%	0.90%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$92	$287	$498	$1,108

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	13.33% (Quarter ended 09/30/2012)

Best Quarter:	10.33% (Quarter ended 12/31/2010) Worst Quarter: −23.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−5.13%	−0.32%	0.57%	10/30/2006
Class 1 after tax on distributionsA	−5.76%	−1.04%	−0.29%
Class 1 after tax on distributions, with saleA	−3.33%	−0.68%	−0.01%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45%	0.15%	0.63%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.04%	0.76%	0.91%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$93	$290	$504	$1,120

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The investment adviser may change the target allocation without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The portfolio has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 100% S&P 500 Index/0% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	13.33% (Quarter ended 09/30/2012)

Best Quarter:	21.01% (Quarter ended 6/30/2009) Worst Quarter: −23.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−5.03%	−0.31%	0.59%	10/30/2006
Class 1 after tax on distributionsA	−5.66%	−1.04%	−0.27%
Class 1 after tax on distributions, with saleA	−3.27%	−0.68%	0.01%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45%	0.15%	0.63%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.76%	0.90%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$92	$287	$498	$1,108

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 98% S&P 500 Index/2% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007, and 95%/5% from December 1, 2007 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	13.38% (Quarter ended 09/30/2012)

Best Quarter:	20.90% (Quarter ended 6/30/2009) Worst Quarter: −23.16% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−5.09%	−0.29%	0.60%	10/30/2006
Class 1 after tax on distributionsA	−5.73%	−1.03%	−0.23%
Class 1 after tax on distributions, with saleA	−3.31%	−0.66%	0.04%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.45%	0.16%	0.63%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.76%	0.90%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$92	$287	$498	$1,108

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 89% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 95% S&P 500 Index/5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 94%/6% from December 1, 2007 to November 30, 2008; 93%/7% from December 1, 2008 to November 30, 2009; 92%/8% from December 1, 2009 to November 30, 2010; 91%/9% from December 1, 2010 to November 30, 2011; and 89%/11% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	13.10% (Quarter ended 09/30/2012)

Best Quarter:	20.91% (Quarter ended 6/30/2009) Worst Quarter: −22.94% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−4.64%	−0.30%	0.54%	10/30/2006
Class 1 after tax on distributionsA	−5.32%	−1.07%	−0.36%
Class 1 after tax on distributions, with saleA	−3.01%	−0.70%	−0.05%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	2.72%	0.21%	0.67%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.76%	0.90%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$92	$287	$498	$1,108

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 81% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 89% S&P 500 Index/11% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 88%/12% from December 1, 2007 to November 30, 2008; 86%/14% from December 1, 2008 to November 30, 2009; 85%/15% from December 1, 2009 to November 30, 2010; and 83%/17% from December 1, 2010 to November 30, 2011; and 81%/19% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	12.79% (Quarter ended 09/30/2012)

Best Quarter:	20.51% (Quarter ended 6/30/2009) Worst Quarter: −22.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−3.72%	0.12%	0.91%	10/30/2006
Class 1 after tax on distributionsA	−4.51%	−0.76%	−0.07%
Class 1 after tax on distributions, with saleA	−2.42%	−0.41%	0.20%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.25%	0.67%	1.10%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.75%	0.89%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 70% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 81% S&P 500 Index/19% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 79%/21% from December 1, 2007 to November 30, 2008; 77%/23% from December 1, 2008 to November 30, 2009; 74%/26% from December 1, 2009 to November 30, 2010; 72%/28% from December 1, 2010 to November 30, 2011; and 70%/30% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	12.17% (Quarter ended 09/30/2012)

Best Quarter:	19.57% (Quarter ended 6/30/2009) Worst Quarter: −20.64% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−2.39%	0.84%	1.58%	10/30/2006
Class 1 after tax on distributionsA	−3.34%	−0.20%	0.45%
Class 1 after tax on distributions, with saleA	−1.55%	0.10%	0.68%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.96%	1.35%	1.74%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.03%	0.75%	0.89%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 58% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 67%/33% from December 1, 2007 to November 30, 2008; 65%/35% from December 1, 2008 to November 30, 2009; 62%/38% from December 1, 2009 to November 30, 2010; 60%/40% from December 1, 2010 to November 30, 2011; and 58%/42% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	11.64% (Quarter ended 09/30/2012)

Best Quarter:	18.15% (Quarter ended 6/30/2009) Worst Quarter: −19.21% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	−1.00%	1.40%	2.07%	10/30/2006
Class 1 after tax on distributionsA	−2.12%	0.17%	0.76%
Class 1 after tax on distributions, with saleA	−0.65%	0.46%	0.99%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.69%	2.24%	2.68%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class 1	0.06%	0.05%	0.04%	0.74%	0.89%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through 2010 Portfolio, which is designed for investors planning to retire around the year 2010, currently has a target asset allocation of 47.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging-market securities, commodities, asset-backed securities, small-cap securities and below-investment-grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, futures and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S.Aggregate Bond Index This blended benchmark adjusts over time as follows: 58% S&P 500 Index/42% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2007; 56%/44% from December 1, 2007 to November 30, 2008; 54%/46% from December 1, 2008 to November 30, 2009; 52%/48% from December 1, 2009 to November 30, 2010; and 50%/50% from December 1, 2010 to November 30, 2011; and 47.5%/52.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed income markets, respectively. In future years, it will roll-down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	10.98% (Quarter ended 09/30/2012)

Best Quarter:	16.72% (Quarter ended 6/30/2009) Worst Quarter: −17.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class 1 before tax	0.07%	2.02%	2.60%	10/30/2006
Class 1 after tax on distributionsA	−1.22%	0.71%	1.23%
Class 1 after tax on distributions, with saleA	0.05%	0.94%	1.40%
S&P 500 Index	2.11%	−0.25%	0.40%	10/30/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.46%	10/30/2006
Combined Index	5.28%	3.02%	3.39%	10/30/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2006.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

     Subadviser Consultant
QS Investors, Inc.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2050 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management[1]	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.20%	0.05%	0.20%	0.40%	0.85%	−0.15%	0.70%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$72	$256	$457	$1,035

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John

Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2045 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee[1]	fees	Expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.20%	0.05%	0.08%	0.40%	0.73%	-0.03%	0.70%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$72	$230	$403	$904

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	12.40% (Quarter ended 09/30/2012)

Best Quarter:	10.71% (Quarter ended 9/30/2010) Worst Quarter: −13.01% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−0.56%	3.31%	4/30/2010
Class 1 after tax on distributions	−1.10%	2.65%
Class 1 after tax on distributions, with sale	−0.37%	2.44%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32%	6.05%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2040 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee[1]	fees	Expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.20%	0.05%	0.07%	0.40%	0.72%	-0.02%	0.70%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$72	$228	$399	$893

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 82% S&P 500 Index/18% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2011; and 81.5%/18.5% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	12.50% (Quarter ended 09/30/2012)

Best Quarter:	10.71% (Quarter ended 9/30/2010) Worst Quarter: −13.01% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−0.53%	3.30%	4/30/2010
Class 1 after tax on distributions	−1.05%	2.64%
Class 1 after tax on distributions, with sale	−0.34%	2.43%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32%	6.05%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2035 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee[1]	fees	Expenses[1,4]	expenses[2,3]	expenses	reimbursement[4]	expenses
Class 1	0.21%	0.05%	0.06%	0.39%	0.71%	-0.01%	0.70%

1“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
2Fees have been restated based on changes to underlying investment mix.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
4The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$72	$226	$394	$882

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 79%/21% from December 1, 2010 to November 30, 2011; and 78%/22% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	12.07% (Quarter ended 09/30/2012)

Best Quarter:	10.44% (Quarter ended 9/30/2010) Worst Quarter: −12.40% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	−0.23%	3.43%	4/30/2010
Class 1 after tax on distributions	−0.75%	2.79%
Class 1 after tax on distributions, with sale	−0.15%	2.56%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51%	6.10%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2030 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee[1]	fees	Expenses[2]	expenses[1,3]	expenses
Class 1	0.24%	0.05%	0.05%	0.36%	0.70%

1Fees have been restated based on changes to underlying investment mix.
2The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met. “Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$72	$224	$390	$871

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 74% S&P 500 Index/26% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 73%/27% from December 1, 2010 to November 30, 2011; and 71%/29% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	11.43% (Quarter ended 09/30/2012)

Best Quarter:	9.66% (Quarter ended 9/30/2010) Worst Quarter: −11.16% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	0.53%	3.79%	4/30/2010
Class 1 after tax on distributions	0.01%	3.13%
Class 1 after tax on distributions, with sale	0.35%	2.85%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.89%	6.26%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2025 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
					Fund	Total
		Distribution			fees	fund
	Management	and service (12b-1)	Other		and	operating
Share Class	fee[1]	fees	Expenses	Recoupment[3]	expenses[1,2]	expenses
Class 1	0.29%	0.05%	0.04%	0.01%	0.32%	0.71%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$73	$227	$395	$883

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 62.5%/37.5% from December 1, 2010 to November 30, 2011; and 59%/41% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	10.27% (Quarter ended 09/30/2012)

Best Quarter:	8.73% (Quarter ended 9/30/2010) Worst Quarter: −9.11% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	1.78%	4.35%	4/30/2010
Class 1 after tax on distributions	1.26%	3.70%
Class 1 after tax on distributions, with sale	1.16%	3.33%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	4.54%	6.46%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2020 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
					Fund	Total
		Distribution			fees	fund
	Management	and service (12b-1)	Other		and	operating
Share Class	fee[1]	fees	Expenses	Recoupment[3]	expenses[1,2]	expenses
Class 1	0.36%	0.05%	0.04%	0.01%	0.26%	0.72%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement of waivers occurred, so long as certain requirements are met.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$230	$401	$894

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 47.5% S&P 500 Index/52.5% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 44%/56% from December 1, 2010 to November 30, 2011; and 40%/60% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	8.33% (Quarter ended 09/30/2012)

Best Quarter:	6.98% (Quarter ended 9/30/2010) Worst Quarter: −5.30% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	3.59%	5.09%	4/30/2010
Class 1 after tax on distributions	3.08%	4.49%
Class 1 after tax on distributions, with sale	2.34%	3.99%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62%	6.78%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2015 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee[1]	fees	Expenses[2,4]	expenses[1,3]	expenses	reimbursement[4]	expenses
Class 1	0.44%	0.05%	0.06%	0.18%	0.73%	-0.01%	0.72%

1Fees have been restated based on changes to underlying investment mix.
2“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
4The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver agreements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as certain requirements are met.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$232	$405	$906

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distanct target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 28% S&P 500 Index/72% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to November 30, 2010; 23%/77% from December 1, 2010 to November 30, 2011; and 18%/82% from December 1, 2011 to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	5.98% (Quarter ended 09/30/2012)

Best Quarter:	5.21% (Quarter ended 9/30/2010) Worst Quarter: −0.85% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	5.45%	5.86%	4/30/2010
Class 1 after tax on distributions	4.94%	5.28%
Class 1 after tax on distributions, with sale	3.54%	4.66%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	6.74%	6.97%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

RETIREMENT CHOICES AT 2010 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class 1
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee[1]	fees	Expenses	expenses[1,2]	expenses	reimbursement[3]	expenses
Class 1	0.48%	0.05%	0.07%	0.14%	0.74%	-0.02%	0.72%

1Fees have been restated based on changes to underlying investment mix.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The adviser has contractually agreed to reimburse the fund for certain fund level expenses that exceed 0.05% of the average annual net assets. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation, short dividends, acquired fund fees and extraordinary expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	$74	$235	$410	$917

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31 of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Retirement target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index This blended benchmark adjusts over time as follows: 8% S&P 500 Index/92% Barclays Capital U.S. Aggregate Bond Index for the period from the fund’s inception to December 31, 2011.

This custom benchmark reflects a combination of two of the most widely used benchmarks to represent the equity and fixed-income markets, respectively. In future years, it will roll down in accordance with the annual roll-down of the glide path described above.

Calendar year total returns for Class 1:

Year-to-date:	4.65% (Quarter ended 09/30/2012)

Best Quarter:	3.16% (Quarter ended 9/30/2010) Worst Quarter: −0.56% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class 1 before tax	6.67%	6.34%	4/30/2010
Class 1 after tax on distributions	6.08%	5.67%
Class 1 after tax on distributions, with sale	4.34%	5.02%
S&P 500 Index	2.11%	4.66%	4/30/2010
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.00%	4/30/2010
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47%	7.16%	4/30/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 234 of the Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class 1 shares of the fund. Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Taxes

The fund typically declares and pays dividends annually and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case such distributions may taxable at a later date. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENT STRATEGIES

ACTIVE BOND FUND

Investment Objective

To seek income and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
•	Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s).

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

ALL CAP VALUE FUND

Investment Objective

To seek capital appreciation.

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($313 million to $559.1 billion as of October 31, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

BLUE CHIP GROWTH FUND

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

CAPITAL APPRECIATION FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.

•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

CORE BOND FUND

Investment Objective

To seek total return consisting of income and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2012 was x.xx years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

CORE DIVERSIFIED GROWTH AND INCOME FUND

Investment Objective

The fund seeks long-term growth of capital and income.

The fund invests in other funds and other investment companies (“underlying funds”) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in other funds including index funds and funds in the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below-

investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange-traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments.”

CORE FUNDAMENTAL HOLDINGS FUND

Investment Objective

To seek long-term growth of capital.

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 55% and 65% of its assets in equity securities, which include securities held by the underlying funds, and between 35% and 45% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in index funds and funds in the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange-traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments.”

CORE GLOBAL DIVERSIFICATION FUND

Investment Objective

To seek long-term growth of capital.

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 60% and 70% of its assets in equity securities, which include securities held by the underlying funds, of which a significant portion will be invested in issuers located in a number of different countries throughout the world. The fund will generally invest between 30% and 40% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in index funds and funds of the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may invest in exchange traded funds and may make direct investments in other types of investments, see “Other Permitted Investments.”

EMERGING MARKETS FUND

Investment Objective

To seek long-term capital appreciation.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser. A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities” as defined below.

The fund seeks long-term capital growth through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadviser (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities. The fund may invest in financial services companies.

The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market capitalization criterion for the fund’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this Prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Colombia
•	Czech Republic
•	Egypt
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Peru
•	Philippines
•	Poland
•	Russia
•	South Africa
•	South Korea
•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

EQUITY-INCOME FUND

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. While the price of a company’s stock can go up or down in response to earnings or fluctuations in the market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

FLOATING RATE INCOME FUND

Investment Objective

To seek a high level of current income.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investor Services (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

GLOBAL BOND FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:
• securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
• corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
• mortgage-backed and other asset-backed securities;
• inflation-indexed bonds issued by both governments and corporations;
• structured notes, including hybrid or “indexed” securities and event-linked bonds;
• loan participations and assignments;
• delayed funding loans and revolving credit facilities;
• bank certificates of deposit, fixed time deposits and bankers’ acceptances;
• debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
• repurchase agreements and reverse repurchase agreements;
• obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
• obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:
• purchase and sell options on domestic and foreign securities, securities indexes and currencies,
• purchase and sell futures and options on futures,
• purchase and sell currency or securities on a forward basis, and
• enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

GLOBAL REAL ESTATE FUND

Investment Objective

To seek a combination of long-term capital appreciation and current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the U.S.

The fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. RREEF also considers the effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

HIGH YIELD FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of the non-investment grade securities investment strategy, the fund will generally invest without restrictions within these ratings category ranges, ore, if unrated, considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

INCOME FUND

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

INTERNATIONAL SMALL CAP FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profit margins and liquidation value and other factors.

INTERNATIONAL SMALL COMPANY FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,378 million to $4,358 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

INTERNATIONAL VALUE FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

INVESTMENT QUALITY BOND FUND

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by registered money market funds.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and

•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures, interest rate swaps, currency forwards and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

MID CAP GROWTH INDEX FUND

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Growth Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Growth Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Mid Growth Index ranged from $1.5 million to $19.6 billion. The fund attempts to match the performance of the MSCI U.S. Mid Growth Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and depositary receipts. The fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or subadviser) and derivatives including stock index futures to manage cash flows.

MID CAP STOCK FUND

Investment Objective

To seek long-term growth and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($313 million to $19.6 billion as of October 31, 2012) or the S&P MidCap 400 Index ($501 million to $13.7 billion as of October 31, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

MID CAP VALUE EQUITY FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

MID CAP VALUE INDEX FUND

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Value Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Value Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Mid Value Index ranged from $2.5 million to $18 billion. The fund attempts to match the performance of the MSCI U.S. Mid Value Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and depositary receipts. The fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser) and derivatives including stock index futures to manage cash flows.

MID VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index ($501 million to $13.7 billion as of October 31, 2012) or the Russell MidCap Value Index

($313 million to $19.1 billion as of October 31, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

MUTUAL SHARES FUND

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. For purposes of issuer diversification, the issuer of a loan participation will be determined by the reference asset for the loan participation. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security.

The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

NATURAL RESOURCES FUND

Investment Objective

To seek long-term total return.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

REAL ESTATE SECURITIES FUND

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

REAL RETURN BOND FUND

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

SHORT TERM GOVERNMENT INCOME FUND

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than three years, which means that the fund may purchase securities with a duration of greater than three years as long as the fund’s average duration does not exceed three years.

The fund may trade securities actively, which could increase transaction costs (thus lowering performance).

SMALL CAP OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalization of companies in the Russell 2000 Index range from $21 million to $5.2 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

SMALL COMPANY VALUE FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($21 million to $5.2 billion as of October 31, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

TOTAL RETURN FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

U.S. EQUITY FUND

Investment Objective

To seek long term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the U.S. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of October 31, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $21 million to $559.1 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

U.S. HIGH YIELD BOND FUND

Investment Objective

To seek total return with a high level of current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below-investment-grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash management purposes).

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

RETIREMENT CHOICES AT 2050 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2045 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 82% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2040 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 81.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2035 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 78% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2030 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 71% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2025 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 59% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2020 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 40% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2015 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 18% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Choices Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT CHOICES AT 2010 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. The John Hancock Retirement Choices at 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 8% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Choices Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

GLIDE PATH CHART

The allocations reflected in the glide path are referred to as “neutral” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

The fund is designed for an investor who anticipates re-evaluating his or her retirement allocation strategies at the target date. In the designated retirement year, as indicated by the fund’s name, under normal market conditions the fund is expected to have an equity allocation of 8% in underlying funds that invest primarily in equity securities, and maintain a static equity allocation of 8% in underlying funds that invest primarily in equity securities. This static allocation will be put into place after December 31st of the designated retirement year. This allocation may be appropriate for those investors who want a static allocation of about 8% in equity, however, other investors may wish to re-allocate their investment and may remove all or most of their investment at retirement.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currencies. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

Additional permitted investments

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,
•	making other anticipated cash payments or
•	protecting the fund in the event the subadviser determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment goal will be limited.

RETIREMENT LIVING THROUGH 2050 FUND

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2050 Portfolio, which is designed for investors planning to retire around the year 2050, has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2040 Portfolio, which is designed for investors planning to retire around the year 2040, has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The investment adviser may change the target allocation without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The portfolio has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2035 Portfolio, which is designed for investors planning to retire around the year 2035, has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2030 Portfolio, which is designed for investors planning to retire around the year 2030, has a target asset allocation of 89% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING 2025 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2025 Portfolio, which is designed for investors planning to retire around the year 2025, has a target asset allocation of 81% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2020 Portfolio, which is designed for investors planning to retire around the year 2020, has a target asset allocation of 70% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2015 Portfolio, which is designed for investors planning to retire around the year 2015, has a target asset allocation of 58% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

Investment Objective

To seek high total return until the fund’s target retirement date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that currently becomes increasingly conservative over time. The Retirement Living through 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a target asset allocation of 47.5% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the fund’s asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisers may from time to time adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined “glide path” shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as “target” allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

The fund may invest in underlying funds that invest in a broad range of equity and fixed-income securities and asset classes including, but not limited to, U.S. and foreign securities, including emerging market securities, commodities, asset-backed securities, small-cap securities and below investment grade securities (i.e., “junk bonds”). The underlying funds may also use derivatives, such as swaps, foreign currency forwards, future and options.

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers’ allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.
•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
•	Purchase securities of registered closed-end investment companies.
•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the adviser’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information (the “SAI”) dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund’s distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund’s investments in equity, equity-like, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadviser believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds’ distributions rate effective in the last year.

Communications Risk

Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and ask prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crisis in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Insurance companies.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Materials.  Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals.  The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REIT“s) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUNDS)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

YOUR ACCOUNT

Class 1 Shares

Class 1 shares of the funds are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Because Rule 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, John Hancock Funds, LLC (the “Distributor”) may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies

Valuation of shares.  The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities.  Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances. Equity securities are generally valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. Securities not traded on a particular day are valued at the closing bid prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Debt securities with remaining maturities of one year or more at the time of acquisition are valued using prices provided by a pricing service, or by prices furnished by recognized dealers in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition are generally valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE. Exchange-traded options are valued at the mean of the bid and ask prices. Futures contracts are valued at the most recent settlement price. Shares of other open-end investment companies (underlying funds) are valued based on the NAVs of those underlying funds.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund, which (as noted above) is valued at the underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Valuation for funds of funds.  The NAV per share for each class of shares of a fund of funds is determined at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time) on each business day that the New York Stock Exchange is open. The NAV for a fund of funds is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Purchase and redemption prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests.  The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading.  The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund or otherwise not be in a fund’s best interest in light of unusual trading activity related to your account. In the event a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity.  Pursuant to the policies and procedures adopted by the Board of Trustees, a fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. A fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of a fund’s shareholders. No fund has any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of the Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of a fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of a fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, a fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. A fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the funds’ policies. No fund can guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, a fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk.  To the extent that a fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease the Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.
•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Dividends and account policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the Fund or paid in cash. Capital gains, if any, are declared annually. Distributions are reinvested in additional full and fractional shares of the Fund of paid in cash.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Account statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of fund portfolio holdings.  The funds’ policy regarding disclosure of portfolio holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than the 15th day after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Broker Compensation and revenue sharing arrangements

Class NAV shares of the Funds are sold to the JHF II Portfolios and may in the future be sold to other series.

Other shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II funds. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the funds.

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the John Hancock Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHF II also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees may change the respective investment objective of each of the funds without shareholder approval.

The Trustees may change the focus of the investment policy of each of the funds that provides for the investment of a specified amount of its assets in particular securities or geographic regions without shareholder approval. These funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.

Each Retirement Choices Portfolio and Retirement Living Portfolio is designed so that it can qualify as a “qualified default investment alternative” (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment adviser, is responsible for determining whether the Fund qualifies as a QDIA.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the funds’ business and investment activities.

In addition to overseeing the management of the funds, senior officers of the adviser also serve as portfolio managers of the funds of funds in their capacities as officers of the subadviser. In performing these functions, such portfolio managers make use of the resources of the adviser, including its extensive research and other information concerning the advisers of the underlying funds in which the fund may invest. Moreover, investment decisions made by the portfolio managers generally are implemented by personnel of the adviser.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

Subadvisers

Provide portfolio management to the funds.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the Fund’s net assets. The advisory fee rate for certain Funds is based on the aggregate of the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the Fund at the close of business on the previous business day of the Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Funds (except for funds that have not commenced operations) is available in the funds’ most recent annual report to shareholders. A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts for funds that have not commenced operations will be available in the funds’ shareholder report upon the funds’ commencement of operations.

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of JHF II . Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the funds’ most recent report to shareholders (except for funds that have not commenced operations).

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Columbia Management Investment Advisers, LLC (“Columbia Management”)

Columbia Management (formerly, RiverSource Investments, LLC) is located at 225 Franklin Street, Boston, Massachusetts 02210. Columbia Management is a registered investment adviser and a wholly owned subsidiary of Ameriprise Financial, Inc. As of September 30, 2012, Columbia Management had approximately $339.7 billion in assets under management.

Fund	Portfolio Managers

Mid Cap Value Equity Fund	Steve Schroll
Laton Spahr, CFA
Paul Stocking

•	Steve Schroll. Portfolio Manager; joined Columbia Management in 1998 as a Senior Security Analyst.

•	Laton Spahr, CFA. Portfolio Manager; joined Columbia Management in 2001 as a Security Analyst.
•	Paul Stocking. Portfolio Manager, joined Columbia Management in 1995 as a Senior Equity Analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Fund	Peter Farley, CFA
Joshua Kuhnert, CFA

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, Illinois 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Funds	Portfolio Managers

Global Real Estate Fund	Jerry W. Ehlinger, CFA
Daniel Ekins
John Hammond
John F. Robertson, CFA
Chris Robinson
John W. Vojticek
Real Estate Securities Fund	Jerry W. Ehlinger, CFA
John F. Robertson, CFA
John W. Vojticek

•	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion.
•	Daniel Ekins. Managing Director, Co-Lead Portfolio Manager and Head of Asia-Pacific Real Estate Securities. Mr. Ekins joined the Australian investment management team (Asia Pacific) in March 1997.
•	John F. Robertson, CFA. Global Head of Real Estate Securities and Chief Investment Officer of the global real estate securities business. Mr. Robertson also has broad oversight over all sectors of the real estate securities market and helps lead RREEF’s global real estate securities portfolio management activities as a member of its Global Property Asset Allocation Committee. Mr. Robertson joined RREEF in June 1997 after six years of industry experience.
•	Chris Robinson. Director and Co-Lead Portfolio Manager, Real Estate Securities. Mr. Robinson joined the Company in November 2003 with 7 years industry experience including eight years covering Asian real estate securities.
•	John W. Vojticek. Co-head of the Americas Portfolio Management team having co-oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds. As of October 31, 2012, Dimensional had approximately $251 billion in assets under management.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Funds	Portfolio Managers

Emerging Markets Fund	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
International Small Company Fund	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Small Cap Opportunities Fund	Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.
•	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012 and responsible for international equity portfolios since 2010 and domestic equity portfolios since 2012.
•	Jed S. Fogdall. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012 and responsible for international equity portfolios since 2010 and domestic equity portfolios since 2012.
•	Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006 and responsible for international equity and domestic equity portfolios since 2012.

Franklin Advisers, Inc. (“Franklin Advisers”)

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. As of October 31, 2012, Franklin Advisers and its affiliates managed over $753.9 billion in assets. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Fund	Edward D. Perks, CFA
Charles B. Johnson
Alex Peters, CFA
Matt Quinlan

•	Edward D. Perks, CFA. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks joined Franklin Templeton Investments in 1992.

•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.
•	Alex Peters, CFA. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 1992.
•	Matt Quinlan. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 2005.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. As of October 31, 2012, Franklin Mutual and its affiliates managed over $753.9 billion in assets. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Mutual Shares Fund	Peter Langerman
F. David Segal, CFA
Debbie Turner, CFA

•	Peter Langerman is the chairman, president and CEO of Franklin Mutual Advisers, LLC (referred to as Mutual Series). He is a co-portfolio manager of Mutual Shares Fund. Mr. Langerman initially joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in June 1986. He served as CEO of Mutual Series beginning in 1998 and as the chairman of the fund boards beginning in 2001, before leaving in 2002 to serve as the director of New Jersey’s Division of Investment, overseeing employee pension funds. He rejoined Mutual Series in 2005.
•	F. David Segal, CFA is a research analyst and portfolio manager for Mutual Series. He is co-portfolio manager of Mutual Shares Fund. Prior to joining Mutual Series in 2002, Mr. Segal was an associate director in the structured finance group at MetLife.
•	Debbie Turner, CFA is an assistant portfolio manager for Mutual Series. She has been in this role for Mutual Shares Fund since 2001. Ms. Turner has more than 17 years of experience in the investment management industry. Prior to joining Mutual Series in 1993, she was an associate analyst for Fred Alger Management.

Franklin Templeton Investments Corporation (“Templeton”)

Templeton is located at 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H3T4. As of October 31, 2012, Templeton and its affiliates managed over $753.9 billion in assets. Templeton is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Small Cap Fund	Harlan B. Hodes, CPA
Martin Cobb

•	Harlan B. Hodes, CPA. Executive Vice President, Portfolio Manager and Research Analyst; joined the Templeton organization in 2001. Mr. Hodes has managed the fund since 2011.
•	Martin Cobb. Executive Vice President, Portfolio Manager and Research Analyst; joined Franklin Templeton in 2003. Mr. Cobb has managed the fund since 2011.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2012, GMO managed on a worldwide basis approximately $103 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Equity Fund	Quantitative Equity Division

•	Dr. David Cowan. Co-Director of the Division; joined GMO in 2006 and has been responsible for portfolio management of GMO’s domestic quantitative equity portfolios since 2006 and GMO’s international quantitative equity portfolios since 2009.
•	Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

Invesco Advisers, Inc. (“Invesco”)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment adviser since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of October 31, 2012, Invesco Ltd. managed approximately $677.4 billion.

Fund	Portfolio Managers

Small Cap Opportunities Fund	Juliet Ellis (Lead Manager)
Juan Hartsfield

•	Juliet Ellis. Lead Portfolio Manager, who has been with Invesco and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan Hartsfield. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. As of September 30, 2012, John Hancock Asset Management a division of Manulife Asset Management (US) LLC had approximately $129.9 billion in assets under management.

Funds	Portfolio Managers

Active Bond Fund	Howard C. Greene
Jeffrey N. Given
Core Diversified Growth and Income Portfolio	Bob Boyda
Steve Medina
Core Fundamental Holdings Portfolio	Bob Boyda
Steve Medina
Core Global Diversification Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2010 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2015 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2020 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2025 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2030 Portfolio	Bob Boyda
Retirement Living through 2035 Portfolio	Bob Boyda
Steve Medina

Funds	Portfolio Managers

Retirement Living through 2040 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2045 Portfolio	Bob Boyda
Steve Medina
Retirement Living through 2050 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2010 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2015 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2020 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2025 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2030 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2035 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2040 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2045 Portfolio	Bob Boyda
Steve Medina
Retirement Choices at 2050 Portfolio	Bob Boyda
Steve Medina
Short-Term Government Income Fund	Howard C. Greene
Jeffrey N. Given

•	Bob Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.
•	Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.
•	Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadviser as well as other portfolios advised by the Adviser. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. As of October 31, 2012, John Hancock Asset Management (North America) had approximately $93 billion in assets under management.

Funds	Portfolio Managers

Core Diversified Growth and Income Portfolio	Steve Orlich
Core Fundamental Holdings Portfolio	Steve Orlich
Core Global Diversification Portfolio	Steve Orlich
Retirement Living through 2010 Portfolio	Steve Orlich
Retirement Living through 2015 Portfolio	Steve Orlich
Retirement Living through 2020 Portfolio	Steve Orlich
Retirement Living through 2025 Portfolio	Steve Orlich
Retirement Living through 2030 Portfolio	Steve Orlich
Retirement Living through 2035 Portfolio	Steve Orlich
Retirement Living through 2040 Portfolio	Steve Orlich
Retirement Living through 2045 Portfolio	Steve Orlich
Retirement Living through 2050 Portfolio	Steve Orlich
Retirement Choices at 2010 Portfolio	Steve Orlich
Retirement Choices at 2015 Portfolio	Steve Orlich
Retirement Choices at 2020 Portfolio	Steve Orlich
Retirement Choices at 2025 Portfolio	Steve Orlich
Retirement Choices at 2030 Portfolio	Steve Orlich
Retirement Choices at 2035 Portfolio	Steve Orlich
Retirement Choices at 2040 Portfolio	Steve Orlich
Retirement Choices at 2045 Portfolio	Steve Orlich
Retirement Choices at 2050 Portfolio	Steve Orlich

•	Steve Orlich. Senior Managing Director and Senior Portfolio Manager. He joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

Jennison Associates LLC (“Jennison”)

Jennison (including its predecessor, Jennison Associates Capital Corp.), 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of October 31, 2012 Jennison managed in excess of $153 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Fund	Michael A. Del Balso
Kathleen A. McCarragher
Spiros “Sig” Segalas

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.
•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973. As of October 31, 2012, Lord Abbett had approximately $127.3 billion in assets under management including $1.7 billion for which Lord Abbett provides investment models to managed account sponsors.

Fund	Portfolio Managers

All Cap Value Fund	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.
•	Deepak Khanna. Partner and Portfolio Manager; returned to Lord Abbett in 2007; previously a Managing Director at Jennison Associates (2005-2007); previously served as a senior research analyst at Lord Abbett (2000-2005).

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by PIMCO Partners, LLC, a California limited liability company and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of September 30, 2012, PIMCO had approximately $1,925 billion in assets under management.

Funds	Portfolio Managers

Global Bond Fund	Scott Mather
Real Return Bond Fund	Mihir Worah
Total Return Fund	William H. Gross, CFA

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, a Managing Director, is a Portfolio Manager and head of the real return desk. He joined PIMCO in 2001 as a member of the analytics team.

QS Investors, LLC. (“QS Investors”)

QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. QS Investors is 100% employee-owned with its managing members, Janet Campagna, James Norman, Rosemary Macedo, Marco Veissid and Robert Wang, having a controlling interest in the firm. A majority of the managing members are former members of DIMA’s Quantitative Strategies Group that previously provided services to the Retirement Living Portfolios.

Funds

Retirement Living through 2010 Portfolio

Retirement Living through 2015 Portfolio

Retirement Living through 2020 Portfolio

Retirement Living through 2025 Portfolio

Retirement Living through 2030 Portfolio

Retirement Living through 2035 Portfolio

Retirement Living through 2040 Portfolio

Retirement Living through 2045 Portfolio

Retirement Living through 2050 Portfolio

RS Investment Management Co. LLC (RS Investments)

RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $23.8 billion in assets as of October 31, 2012. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Fund	Portfolio Managers

Natural Resources Fund	MacKenzie B. Davis, CFA
Andrew P. Pilara, Jr.
Kenneth L. Settles, Jr., CFA

•	MacKenzie B. Davis, CFA. Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012; joined RS Investments in 2004.
•	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012; joined RS Investments in 1993.
•	Kenneth L. Settles, Jr., CFA. Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012; joined RS Investments in 2006.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of October 31, 2012, SSgA FM had approximately $236.7 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With approximately

$2.0 trillion under management as of October 31, 2012, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Funds	Portfolio Managers

Mid Cap Growth Index Fund	Kristin Carcio
John Tucker, CFA
Mid Cap Value Index Fund	Kristin Carcio
John Tucker, CFA
Payal Gupta

•	Kristin Carcio. Kristin is a Vice President at SSgA FM and a Portfolio Manager in the Global Equity Beta Solutions team where she currently manages several of the firm’s commingled strategies as well as US and international ETFs and other separately managed domestic and international funds. Prior to joining SSgA, Kristin worked in the fixed income research group at Loomis, Sayles & Co., where she was responsible for the analysis of ABS and CMBS. Kristin holds a Bachelor of Science degree in Business Administration from the University of Richmond and an MBA from Boston College.
•	Payal Gupta. Payal Gupta is a Principal of SSgA FM and a Portfolio Manager in the Global Equity Beta Solutions team where she is responsible for the management of several strategies. Prior to her new role, Payal was a Business Analyst in the IT Investment Operations Group responsible for reengineering existing business processes and working on the design, development and implementation of global investment management applications. Before joining SSgA, she worked at Concentra Integrated Services and at Morgan Stanley. Payal holds an MBA with specializations in investments and information systems from Northeastern University and a Bachelors of Science in Information Technology from Bay Path College.
•	John Tucker, CFA. John is a Managing Director of SSgA FM and Co-Head of Passive Equity Strategies in North America. John is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in Boston and Montreal. He is a member of the Senior Management Group. Previously, John was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in our second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988. John received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. As of October 31, 2012, Templeton Global and its affiliates managed over $753.9 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Fund	Tucker Scott, CFA
Cindy L. Sweeting, CFA
Peter A. Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Executive Vice President, Lead Portfolio Manager and Research Analyst; joined the Templeton organization in 1996.
•	Cindy L. Sweeting, CFA. President of Templeton Investment Counsel, LLC and director of portfolio management for the Templeton Global Equity Group (TGEG). Ms. Sweeting has over 28 years of experience in the investment industry, including 15 years with Templeton, having joined the firm in 1997.
•	Peter Nori, CFA. Executive Vice President, Portfolio Manager and Research Analyst; joined Franklin in 1987 and Templeton’s global equity research team in 1994.
•	Neil Devlin, CFA. Executive Vice President, Portfolio Manager and Research Analyst for the Templeton Equity Group; rejoined Templeton in 2006 having started at the company in 1987; previously worked at Boston Partners (2000-2006).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of September 30, 2012, T. Rowe Price and its affiliates managed over $574.4 billion for over eleven million individual and institutional investor accounts.

Funds	Portfolio Managers

Blue Chip Growth Fund	Larry J. Puglia
Equity-Income Fund	Brian C. Rogers, CFA, CIC
Mid Value Fund	David J. Wallack
Small Company Value Fund	Preston G. Athey

•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers, CFA, CIC. Vice President; joined T. Rowe Price in 1982.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

Funds	Portfolio Managers

Investment Quality Bond Fund	Lucius T. (L.T.) Hill III
Campe Goodman, CFA
Christopher A. Jones, CFA
Joseph F. Marvan, CFA
Mid Cap Stock Fund	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Natural Resources Fund	Jay Bhutani
John C. O’Toole, CFA

•	Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

•	Jay Bhutani. Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2007.
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.
•	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
•	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.
•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.
•	Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.
•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.

•	John C. O’Toole, CFA. Senior Vice President and Global Industry Analyst of Wellington Management; joined the firm as an investment professional in 1992.

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market Street, San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo

Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S. As of September 30, 2012, WellsCap had approximately $331.1 billion in assets under management.

Funds	Portfolio Managers

Core Bond Fund	Thomas O’Connor, CFA
Troy Ludgood
U.S. High Yield Bond Fund	Niklas Nordenfelt, CFA
Phillip Susser

•	Thomas O’Connor, CFA. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously he was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Troy Ludgood. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.
•	Phillip Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously he worked at Deutsche Bank Securities Inc. as an associate research analyst.
•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously he worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo, Melbourne and Dubai, Western Asset’s 871 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset’s client base totals 517, representing 40 countries, 1,059 accounts, and $459.3 billion in assets under management as of October 31, 2012.

Funds	Portfolio Managers

Floating Rate Income Fund	Stephen A. Walsh
Michael C. Buchanan
Timothy J. Settel
High Yield Fund*	Stephen A. Walsh
Michael C. Buchanan
Keith J. Gardner

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. as a Portfolio Manager, 1989-1991.
•	Michael C. Buchanan. Head of Credit; joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005.
•	Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. as a Portfolio Manager, 1992-1994.
•	Timothy J. Settel. Portfolio Manager/Research Analyst; joined Western Asset in 2001. Prior to Western Asset, Mr. Settel worked for Lazard Freres & Co as a Portfolio Manager, 1995 — 2001.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHF II as its underlying investment medium or of any exempt group owning contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced. For certain funds for which Class 1 had not yet commenced operations as of the last reporting period, August 31, 2012, the financial highlights for an existing class of shares, described in a separate prospectus, if applicable, has been included for reference. Because these other share classes have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed. Because the Income Fund had not commenced operations as of the date of this prospectus, there are no financial highlights to report for this fund.

The financial statements of JHF II as of August 31, 2012, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Active Bond Fund
CLASS 1
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	[2]	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	[2]	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88	[2]	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68		0.71	0.71	6.10	33	90
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72		0.72	0.72	4.97	33	133

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Value Fund
CLASS 1
08-31-2012	10.91	0.10	0.73	0.83	(0.07)	(0.72)	—	(0.79)	10.95	8.04	[2]	0.86	0.86	0.89	99	99
08-31-2011	9.78	0.07	1.65	1.72	(0.05)	(0.54)	—	(0.59)	10.91	17.31	[2]	0.87	0.87	0.60	101	59
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70	[2]	0.92	0.92	0.25	83	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)		0.96	0.96	0.67	84	75
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)		0.97	0.97	0.73	25	76

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Blue Chip Growth Fund
CLASS 1
08-31-2012	20.63	0.03		3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87	[2]	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01		4.31	4.32	— [3]	—	—	— [3]	20.63	26.51	[2]	0.86	0.82	0.03	489	40
08-31-2010	15.60	—	[3]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65	[2]	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03		(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[2]		0.90	0.87	0.19	153	59
08-31-2008	20.98	0.05		(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[2]		0.89	0.86	0.26	192	44

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Capital Appreciation Fund
CLASS 1
08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	[2]	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	[2]	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27	[2]	0.79	0.79	0.19	321	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)		0.81	0.81	0.32	53	78
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)		0.80	0.80	0.34	61	85

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Core Bond Fund
CLASS 1
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	[2]	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	[2]	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99	[2]	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71		0.76	0.76	4.20	10	571
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43		0.80	0.80	4.46	4	395

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Diversified Growth & Income Portfolio
CLASS 1
08-31-2012	9.41	0.17	[2]	0.81	0.98	(0.21)	(0.03)	—	(0.24)	10.15	10.66	[3]	0.26		0.12	[4]	1.75	[2]	33	58
08-31-2011	8.84	0.20	[2]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04	[3]	0.29		0.12	[4]	2.06	[2]	28	14
08-31-2010	8.50	0.20	[2]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62	[3]	0.30		0.11	[4]	2.24	[2]	23	58
08-31-2009	9.75	0.25	[2]	(1.39)[5]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[3]		1.04		0.06	[4]	3.08	[2]	12	6
08-31-2008[6]	10.00	0.02	[2]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[7]		15.51	[8]	0.08	[4,8]	1.43	[2,8]	1	—	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.33% – 0.63%, 0.34% – 0.56%, 0.48% – 1.17%, 0.49% – 1.31% and 0.49% – 1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
6The inception date for Class 1 shares is 7-1-08.
7Not annualized.
8Annualized.
9Less than 1%.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Fundamental Holdings Portfolio
CLASS 1
08-31-2012	9.45	0.16	[2]	0.68	0.84	(0.23)	(0.12)	—	(0.35)	9.94	9.12	[3]	0.45		0.12	[4]	1.72	[2]	15	49
08-31-2011	9.09	0.21	[2]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85	[3]	0.44		0.12	[4]	2.18	[2]	12	30
08-31-2010	8.77	0.22	[2]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83	[3]	0.47		0.11	[4]	2.44	[2]	12	69
08-31-2009	9.78	0.26	[2]	(1.13)[5]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[3]		1.42		0.06	[4]	3.12	[2]	8	17
08-31-2008[6]	10.00	0.04	[2]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[3,7]		15.48	[8]	0.08	[4,8]	2.21	[2,8]	1	—	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.33% - 0.63%, 0.34% - 0.56%, 0.35% - 0.56%, 0.37% - 0.51% and 0.32% - 0.50% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
6The inception date for Class 1 shares is 7-1-08.
7Not annualized.
8Annualized.
9Less than 1%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Global Diversification Portfolio
CLASS 1
08-31-2012	9.26	0.17	[2]	0.32	0.49	(0.23)	(0.05)	—	(0.28)	9.47	5.58	[3]	0.25		0.12	[4]	1.89	[2]	34	53
08-31-2011	8.90	0.21	[2]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20	[3]	0.25		0.12	[4]	2.18	[2]	30	17
08-31-2010	8.54	0.20	[2]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91	[3]	0.33		0.11	[4]	2.26	[2]	24	60
08-31-2009	9.51	0.26	[2]	(1.07)[5]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)[3]		1.55		0.06	[4]	3.33	[2]	8	11
08-31-2008[6]	10.00	0.03	[2]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[3,7]		15.70	[8]	0.08	[4,8]	1.92	[2,8]	1	—	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

0.33% - 0.63%, 0.34% - 0.56%, 0.35% - 0.56%, 0.37% - 0.79% and 0.33% - 0.71% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
6The inception date for Class 1 shares is 7-1-08.
7Not annualized.
8Annualized.
9Less than 1%.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

Per share operating performance										Ratios and supplemental data
					Less Distributions					Ratios (as a percentage of average net assets)
			Net real-
			ized and								Expenses	Expenses
	Net asset		unrealized					Net asset		Net	before	including
	value,	Net	gain (loss)	Total from	From net	From net		value,		assets,	reductions	reductions	Net
	beginning	investment	on invest-	investment	investment	realized	Total	end of	Total	end of	and amounts	and amounts	investment	Portfolio
	of period	income	ments	operations	income	gain	distributions	period	return	period	recaptured	recaptured	income	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	(%)[2]	(in millions)	(%)	(%)	(%)	(%)
Emerging Markets Fund
CLASS NAV
8-31-12	10.68	0.14	(1.08)	(0.94)	(0.12)	(0.01)	(0.13)	9.61	(8.71)	2,107	1.07	1.07	1.49	23
8-31-11	10.82	0.15	0.61	0.76	(0.09)	(0.81)	(0.90)	10.68	6.13	2,099	1.07	1.07	1.25	11
8-31-10	9.09	0.08	1.77	1.85	(0.08)	(0.04)	(0.12)	10.82	20.43	1,590	1.08	1.08	0.81	29
8-31-09	9.47	0.10	(0.19)	(0.09)	(0.16)	(0.13)	(0.29)	9.09	1.07	1,037	1.07	1.07	1.39	32
8-31-08	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	(0.20)	9.47	(12.61)	577	1.08	1.08	2.11	13

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Equity-Income Fund
CLASS 1
08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55	[2]	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13	[2]	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66	[2]	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[2]		0.91	0.88	2.73	139	46
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[2]		0.89	0.86	2.06	163	30

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance											Ratios and supplemental data
													Ratios (as a percentage of average
					Less Distributions								net assets)
			Net real-
			ized and										Expenses		Expenses
	Net asset		unrealized	Total from				Net asset			Net		before		including
	value,	Net	gain (loss)	investment	From net	From net		value,			assets,		reductions		reductions		Net
	beginning	investment	on invest-	oper-	investment	realized	Total	end of	Total		end of		and amounts		and amounts		investment		Portfolio
	of period	income	ments	ations	income	gain	distributions	period	return		period		recaptured		recaptured		income		turnover
Period ended	($)	($)[2]	($)	($)	($)	($)	($)	($)	(%)		(in millions)		(%)		(%)		(%)		(%)
Floating Rate Income Fund
CLASS 1
08-31-2012	9.04	0.48	0.49	0.97	(0.49)	(0.12)	(0.61)	9.40	11.01	[4]	1		0.77		0.77		5.25		59
08-31-2011	9.41	0.51	(0.10)	(0.41)	(0.52)	(0.26)	(0.78)	9.04	4.22	[4]	—	[6]	0.77		0.77		5.31		80
08-31-2010	9.12	0.57	0.31	0.88	(0.59)	—	(0.59)	9.41	9.82	[4]	—	[6]	0.78		0.78		6.11		57
08-31-2009	9.78	0.59	(0.65)	(0.06)	(0.60)	— [3]	(0.60)	9.12	0.40		—	[6]	0.80		0.80		7.13		36
08-31-2008[1]	10.00	0.38	(0.23)	0.15	(0.37)	—	(0.37)	9.78	(1.48)[5]		1	[6]	0.78	[7]	0.78	[7]	5.83	[7]	11

1The inception date for Class 1 shares is 1-2-08.
2Based on the average daily shares outstanding.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Less than $500,000.
7Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Bond Fund
CLASS 1
08-31-2012[2]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	[3]	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	[3]	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42	[3]	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02		0.87	0.87	3.98	59	448
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73		0.88	0.88	4.28	74	975

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Real Estate Fund
CLASS NAV
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	[2]	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	[2]	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84		1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)		1.09	1.09	3.30	271	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)		1.07	1.07	1.95	608	68

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
High Yield Fund
CLASS 1
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	[2]	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	[2]	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	[2]	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66		0.76	0.76	11.73	60	73
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)		0.75	0.75	8.98	43	59

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Small Cap Fund
CLASS 1
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)[2]	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74 [2]	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73 [2]	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)	1.18	1.18	1.61	47	29

1Based on the average daily shares outstanding.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Small Company Fund
CLASS NAV
08-31-2012	8.15	0.14	(0.55)	(0.41)	(0.15)	—	—	(0.15)	7.59	(4.87)[2]	1.09	1.09	1.91	250	9
08-31-2011	7.08	0.14	1.08	1.22	(0.15)	—	—	(0.15)	8.15	17.11 [2]	1.09	1.09	1.61	191	14
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87 [2]	1.12	1.12	1.11	151	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	1.09	1.09	2.03	125	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	1.10	1.10	1.66	404	11

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Value Fund
CLASS 1
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)[2]	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49 [2]	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)[2]	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[2]	0.98	0.96	2.69	294	26
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[2]	0.99	0.98	3.07	372	21

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net		From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized		capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain		paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Investment Quality Bond Fund
CLASS 1
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—	[2]	—	(0.35)	13.23	8.01	[3]	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—		—	(0.45)	12.59	3.71	[3]	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—		—	(0.59)	12.59	11.38	[3]	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)		—	(0.64)	11.87	8.16		0.75	0.75	4.45	64	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—		—	(0.60)	11.62	4.52		0.76	0.76	4.61	54	81

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Mid Cap Growth Index Fund
CLASS 1
08-31-2012	11.12	0.01		0.95	0.96	(0.01)	(0.17)	—	(0.18)	11.90	8.77	[2]	0.71		0.64		0.10		37		31
08-31-2011	8.82	—	[3]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30	[2]	0.66		0.65		—	[4]	36		56
08-31-2010[5]	10.00	—	[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[2,6]		0.84	[7]	0.65	[7]	0.04	[7]	—	[8]	42

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.
4Less than 0.005%.
5The inception date for Class 1 shares is 4-30-10.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Stock Fund
CLASS 1
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	[2]	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	[2]	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32	[2]	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	— [3]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)		0.94	0.94	0.01	266	159
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)		0.93	0.93	(0.16)	379	125

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Value Equity Fund
CLASS NAV
08-31-2012	9.15	0.10	0.84	0.94	(0.08)	(0.60)	—	(0.68)	9.41	11.09	[2]	0.94	0.94	1.08	74	52
08-31-2011	7.88	0.06	1.27	1.33	(0.06)	—	—	(0.06)	9.15	16.79	[2]	0.93	0.93	0.61	132	61
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85	[2]	0.92	0.92	0.87	149	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)		0.95	0.95	1.61	162	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)		0.97	0.97	0.69	91	53

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Mid Cap Value Index Fund
CLASS 1
08-31-2012	9.93	0.16	1.17	1.33	(0.17)	—	—	(0.17)	11.09	13.52	[2]	0.72		0.65		1.54		32		33
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28	[2]	0.66		0.65		1.51		29		41
08-31-2010[3]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[2,4]		0.83	[5]	0.65	[5]	1.51	[5]	—	[6]	39

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class 1 shares is 4-30-10.
4Not annualized.
5Annualized.
6Less than $500,000.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value Fund
CLASS NAV
08-31-2012	13.87	0.13		1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	[2]	1.05		0.99		1.02		599	54
08-31-2011	13.11	0.11		1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	[2]	1.04		0.99		0.73		389	50
08-31-2010	12.61	0.26	[3]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	[2]	1.05		1.00		1.93	[3]	391	50
08-31-2009[4]	10.00	0.05		2.56	2.61	—	—	—	—	12.61	26.10	[2,5]	1.10	[6]	1.05	[6]	0.64	[6]	301	30

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively.
4The inception date for Class NAV shares is 1-2-09.
5Not annualized.
6Annualized.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Fund
CLASS NAV
08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92	[2]	1.03		1.02		1.80		375	42
08-31-2011[3]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59	[2,4]	1.05	[5]	1.05	[5]	1.51	[5]	449	33

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for class NAV shares is 9-16-10.
4Not annualized.
5Annualized.

Per share operating performance											Ratios and supplemental data
												Ratios (as a percentage of average
					Less Distributions							net assets)
			Net real-
			ized and									Expenses	Expenses
	Net asset		unrealized	Total from				Net asset			Net	before	including
	value,	Net	gain (loss)	investment	From net	From net		value,			assets,	reductions	reductions	Net
	beginning	investment	on invest-	oper-	investment	realized	Total	end of	Total		end of	and amounts	and amounts	investment	Portfolio
	of year	income	ments	ations	income	gain	distributions	period	return		period	recaptured	recaptured	income	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	(%)		(in millions)	(%)	(%)	(%)	(%)
Natural Resources Fund
CLASS 1
08-31-2012	21.35	0.15	(3.09)	(2.94)	(0.14)	(2.07)	(2.21)	16.20	(14.21)[2]		152	1.12	1.11	0.84	176
08-31-2011	18.51	0.12	2.86	2.98	(0.10)	(0.04)	(0.14)	21.35	16.02	[2]	194	1.12	1.12	0.54	85
08-31-2010	17.66	0.10	0.87	0.97	(0.12)	—	(0.12)	18.51	5.43	[2]	154	1.11	1.11	0.52	70
08-31-2009	35.15	0.18	(11.42)	(11.24)	(0.19)	(6.06)	(6.25)	17.66	(27.25)		139	1.11	1.11	1.06	22
08-31-2008	42.52	0.18	3.88	4.06	(0.23)	(11.20)	(11.43)	35.15	7.02		171	1.11	1.11	0.44	34

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Estate Securities Fund
CLASS 1
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	[2]	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	[2]	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	[2]	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)		0.84	0.84	3.30	75	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)		0.82	0.82	2.18	113	74

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Return Bond Fund
CLASS 1
08-31-2012[2]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	[3]	0.81	0.82	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	[3]	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	[3]	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99		0.79	0.79	3.59	60	628
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64		0.80	0.80	4.26	46	992

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Because Class 1 shares of the funds had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class NAV shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class NAV shares have different expenses than Class 1 shares, financial highlights for Class 1 shares would have differed.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Short Term Government Income Fund
CLASS NAV
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	[2]	0.64		0.63		0.99		189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	[2]	0.64		0.63	[3]	1.13		140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	[2]	0.68		0.64		1.22		136	137
08-31-2009[4]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40	[2,5]	1.21	[6]	0.65	[6]	2.02	[6]	25	177

1Based on the average daily shares outstanding.

2Total returns would have been lower had certain expenses not been reduced during the periods shown.

3Includes the impact of expense recapture which amounted to less than 0.01% of average net assets, See Note 5.

4The inception date for Class NAV shares is 1-2-09.

5Not annualized.

6Annualized.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Opportunities Fund
CLASS 1
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76	[2]	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89	[2]	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90	[2]	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[2]		1.21	1.16	0.49	45	98
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[2]		1.11	1.11	1.62	25	81

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Company Value Fund
CLASS 1
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	[2]	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	[2]	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34	[2]	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[2]		1.13	1.08	0.77	101	23
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15	[2]	1.12	1.07	0.52	134	22

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Return Fund
CLASS 1
08-31-2012[2]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	[3]	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	[3]	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22	[3]	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65		0.78	0.78	3.81	234	289
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78	[3]	0.79	0.79	4.32	160	121

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by less than 0.005%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance									Ratios and supplemental data
Ratios (as a percentage of average
net assets)
Net real-
				ized and						Expenses		Expenses
	Net asset			unrealized	Total from	Net asset				before		including
	value,	Net		gain	investment	value,			Net asset,	reductions		reductions		Net
	beginning	investment		on invest-	oper-	end of	Total		end of	and amounts		and amounts		investment		Portfolio
	of period	income		ments	ations	period	return		period	recaptured		recaptured		income		turnover
Period ended	($)	($)		($)	($)	($)	(%)		(in millions)	(%)		(%)		(%)		(%)
U.S. Equity Fund
CLASS 1
08-31-2012[1]	11.04	0.06	[2]	0.46	0.52	11.56	4.71	[3,4]	46	0.84	[5]	0.84	[5]	1.77	[5]	48	[6,7]

1Period from 5-7-12 (inception date) to 8-31-12.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the period shown.
4Not annualized.
5Annualized.
6Excludes merger activity.
7Portfolio turnover is for the period from 9-1-11 to 8-31-12.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net		From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized		capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain		paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
U.S. High Yield Bond Fund
CLASS 1
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)		—	(1.08)	12.83	12.11	[2]	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—		—	(0.97)	12.49	6.77	[2]	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—		—	(1.00)	12.62	16.57	[2]	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—		—	(0.92)	11.74	6.40		0.82	0.82	9.59	34	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—	[3]	—	(0.94)	12.09	1.25		0.82	0.82	7.43	6	59

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Retirement Choices at 2050 Portfolio
CLASS 1
08-31-2012	9.14	0.11	[2]	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	[3]	0.38		0.23	[4]	1.14	87	132
08-31-2011[5]	10.00	—	[2,6]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[7]		4.34	[8]	0.16	[4,8]	(0.08)[8]	11	—	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% - 0.63% and 0.48% - 0.56% for the periods ended 8-31-12 and 8-31-11, respectively.
5The inception date for Class 1 shares is 4-29-11.
6Less than $0.005 per share.
7Not annualized.
8Annualized.
9Less than 0.5%.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2045 Portfolio
CLASS 1
08-31-2012	10.28	0.14	[2]	0.99	1.13	(0.16)	—	[3]	—	(0.16)	11.25	11.16	[4]	0.26		0.23	[5]	1.30	[2]	169		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.45	[4]	0.55		0.16	[5]	0.54	[2]	44		5
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% - 0.63%, 0.48% - 0.56% and 0.48% - 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2040 Portfolio
CLASS 1
08-31-2012	10.28	0.14	[2]	0.98	1.12	(0.15)	—	[3]	—	(0.15)	11.25	11.09	[4]	0.25		0.23	[5]	1.28	[2]	227		124
08-31-2011	9.12	0.06	[2]	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.49	[4]	0.54		0.16	[5]	0.55	[2]	50		12
08-31-2010[6]	10.00	0.01	[2]	(0.89)	(0.88)	—	—		—	—	9.12	(8.80)[4,7]		336.54	[8]	0.16	[5,8]	0.39	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2035 Portfolio
CLASS 1
08-31-2012	10.30	0.14	[2]	0.98	1.12	(0.16)	—	[3]	—	(0.16)	11.26	10.98	[4]	0.24		0.23	[5]	1.28	[2]	345		128
08-31-2011	9.15	0.07	[2]	1.24	1.31	(0.14)	(0.02)		—	(0.16)	10.30	14.25	[4]	0.40		0.16	[5]	0.72	[2]	75		13
08-31-2010[6]	10.00	0.01	[2]	(0.86)	(0.85)	—	—		—	—	9.15	(8.50)[4,7]		335.74	[8]	0.16	[5,8]	0.46	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2030 Portfolio
CLASS 1
08-31-2012	10.34	0.14	[2]	0.94	1.08	(0.16)	—	—	(0.16)	11.26	10.54	[3]	0.24		0.24	[4]	1.34	[2]	433		122
08-31-2011	9.25	0.09	[2]	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	[3]	0.35		0.16	[4]	0.88	[2]	91		10
08-31-2010[5]	10.00	0.02	[2]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[3,6]		333.40	[7]	0.16	[4,7]	0.63	[2,7]	—	[8]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
5The inception date for Class 1 shares is 4-30-10.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2025 Portfolio
CLASS 1
08-31-2012	10.42	0.16	[2]	0.86	1.02	(0.15)	—	[3]	—	(0.15)	11.29	9.96	[4]	0.25		0.26	[5]	1.47	[2]	519		123
08-31-2011	9.40	0.12	[2]	1.06	1.18	(0.14)	(0.02)		—	(0.16)	10.42	12.57	[4]	0.30		0.16	[5]	1.20	[2]	123		14
08-31-2010[6]	10.00	0.03	[2]	(0.63)	(0.60)	—	—		—	—	9.40	(6.00)[4,7]		329.87	[8]	0.16	[5,8]	0.89	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% - 0.63%, 0.48% - 0.56% and 0.48% -0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2020 Portfolio
CLASS 1
08-31-2012	10.54	0.17	[2]	0.74	0.91	(0.15)	—	[3]	—	(0.15)	11.30	8.75	[4]	0.28		0.29	[5]	1.62	[2]	448		127
08-31-2011	9.70	0.17	[2]	0.81	0.98	(0.11)	(0.03)		—	(0.14)	10.54	10.13	[4]	0.32		0.16	[5]	1.60	[2]	105		12
08-31-2010[6]	10.00	0.05	[2]	(0.35)	(0.30)	—	—		—	—	9.70	(3.00)[4,7]		323.16	[8]	0.16	[5,8]	1.41	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2015 Portfolio
CLASS 1
08-31-2012	10.68	0.19	[2]	0.54	0.73	(0.15)	—	[3]	—	(0.15)	11.26	6.92	[4]	0.32		0.31	[5]	1.79	[2]	293		133
08-31-2011	10.03	0.23	[2]	0.55	0.78	(0.09)	(0.04)		—	(0.13)	10.68	7.85	[4]	0.41		0.16	[5]	2.21	[2]	70		26
08-31-2010[6]	10.00	0.07	[2]	(0.04)	0.03	—	—		—	—	10.03	0.30	[4,7]	315.94	[8]	0.16	[5,8]	1.96	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10%-0.63%, 0.48%-0.56% and 0.48%-0.56% for the year ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Retirement Choices at 2010 Portfolio
CLASS 1
08-31-2012	10.75	0.20	[2]	0.43	0.63	(0.17)	—	[3]	—	(0.17)	11.21	5.96	[4]	0.35		0.33	[5]	1.83	[2]	197		148
08-31-2011	10.37	0.29	[2]	0.24	0.53	(0.10)	(0.05)		—	(0.15)	10.75	5.19	[4]	0.44		0.16	[5]	2.82	[2]	52		109
08-31-2010[6]	10.00	0.09	[2]	0.28	0.37	—	—		—	—	10.37	3.70	[4,7]	308.90	[8]	0.16	[5,8]	2.55	[2,8]	—	[9]	—

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.10% – 0.63%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 8-31-12, 8-31-11 and 8-31-10, respectively.
6The inception date for Class 1 shares is 4-30-10.
7Not annualized.
8Annualized.
9Less than $500,000.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses			Net
	Net asset	Net		unrealized	Total from					Net asset			before		including			assets,
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2050 Portfolio
CLASS 1
08-31-2012	8.88	0.08		0.73	0.81	0.11	(0.05)	—	(0.16)	9.53	9.25	[4]	0.42		0.16	[6]	0.86	51	67
08-31-2011[7]	10.00	—	[8]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[3,4]		4.97	[5]	0.16	[4,5]	(0.01)[5]	6	4

1Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Not annualized.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Annualized.
6Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-12 and 8-31-11, respectively.
7The inception date for Class 1 shares is 4-29-11.
8Less than ($0.005) per share.

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2045 Portfolio
CLASS 1
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	[3]	0.15	[4]	0.14	[4]	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	[3]	0.15	[4]	0.14	[4]	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38	[3]	0.16	[4]	0.15	[4]	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[3]		0.19	[4]	0.19	[4]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[3]		0.24	[4]	0.20	[4]	0.59	97,667	16

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2040 Portfolio
CLASS 1
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	[3]	0.15	[4]	0.15	[4]	1.25	523,000	69
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	[3]	0.15	[4]	0.14	[4]	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52	[3]	0.16	[4]	0.15	[4]	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[3]		0.18	[4]	0.18	[4]	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[3]		0.22	[4]	0.20	[4]	0.61	111,814	16

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2035 Portfolio
CLASS 1
08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17	[3]	0.14	[4]	0.14	[4]	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97	[3]	0.14	[4]	0.14	[4]	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38	[3]	0.15	[4]	0.15	[4]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[3]		0.17	[4]	0.17	[4]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[3]		0.19	[4]	0.19	[4]	0.66	161,263	14

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follow: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2030 Portfolio
CLASS 1
08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30	[3]	0.14	[4]	0.14	[5]	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58	[3]	0.14	[4]	0.14	[5]	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72	[3]	0.15	[4]	0.14	[5]	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)[3]		0.16	[4]	0.16	[5]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[3]		0.18	[4]	0.18	[4,5]	0.75	219,711	10

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51% -1.47%, 0.48% -1.14%, 0.48% -1.17%, 0.49% -1.31% and 0.49% -1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
5Includes transfer agent fee earned credits of less than 0.01% of average net assets.

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2025 Portfolio
CLASS 1
08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46	[3]	0.14	[4]	0.14	[4]	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58	[3]	0.14	[4]	0.13	[4]	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44	[3]	0.14	[4]	0.14	[4]	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[3]		0.16	[4]	0.16	[4]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[3]		0.17	[4]	0.17	[4,5]	1.08	280,532	9

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51% -1.47%, 0.48% -1.14%, 0.48% -1.17%, 0.49% -1.31% and 0.49% -1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09, and 8-31-08, respectively.
5Includes transfer agent fee earned credits of less than 0.01% of average net assets.

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2020 Portfolio
CLASS 1
08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53	[3]	0.14	[4]	0.14	[4]	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33	[3]	0.14	[4]	0.13	[4]	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45	[3]	0.14	[4]	0.14	[4]	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[3]		0.16	[4]	0.16	[4]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[3]		0.17	[4]	0.17	[4,5]	1.49	276,252	10

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.31% and 0.49%-1.13% for the years ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
5Includes transfer agent fee earned credits of less than 0.01% of average net assets.

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including		assets,
	value,	investment	gain (loss)	investment	From net				value,		reductions	reductions	Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)[1]	($)	(%)
Retirement Living through 2015 Portfolio
CLASS 1
08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14[4]	0.14[4]	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14[4]	0.14[4]	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36 [3]	0.14[4]	0.14[4]	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[3]	0.16[4]	0.16[4]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[3]	0.18[4]	0.18[4]	2.12	216,679	10

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17%, 0.49%-1.18% and 0.49%-1.13% for the year ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses			Net
	Net asset	Net	unrealized	Total from					Net asset			before		including			assets,
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	end of
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	period	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	(in thousands)	turnover
Period ended	($)	($)[1,2]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)[1]	($)	(%)
Retirement Living through 2010 Portfolio
CLASS 1
08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58	[3]	0.15	[4]	0.15		3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	[3]	0.14	[4]	0.14	[4]	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04	[3]	0.15	[4]	0.15	[4]	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[3]		0.19	[4]	0.19	[4]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[3]		0.21	[4]	0.20	[4]	2.61	121,337	14

1Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.51%-1.47%, 0.48%-1.12%, 0.48%-1.13%, 0.49%-1.09% and 0.49%-1.13% for the periods ended 8-31-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

Active Bond Fund	0.600%	— first $2.5 billion;
	0.575%	— next $2.5 billion; and
	0.550%	— excess over $5 billion. (Aggregate Net Assets include the net assets of the fund and the Active Bond Trust, a series of JHVIT.)

All Cap Value Fund	0.800%	— first $500 million;
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Trust, a series of JHVIT.)

Blue Chip Growth Fund	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Fund	APR	Advisory Fee Breakpoint

Capital Appreciation Fund	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Trust, a series of JHVIT.)

Core Bond Fund	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the fund and the Core Bond Trust, a series of JHVIT.)

Core Diversified Growth & Income Portfolio	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, each a series of JHF II, and the American Fundamental Holdings Trust and American Global Diversification Trust, each a series of JHVIT.)

Core Fundamental Holdings Portfolio	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Core Diversified Growth & Income Portfolio and Core Global Diversification Portfolio, each a series of JHF II, and the American Fundamental Holdings Trust and American Global Diversification Trust, each a series of JHVIT.)

Core Global Diversification Portfolio	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Core Diversified Growth & Income Portfolio and Core Fundamental Holdings Portfolio, each a series of JHF II, and the American Fundamental Holdings Trust and American Global Diversification Trust, each a series of JHVIT.)

Emerging Markets Fund	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Emerging Markets Value Trust, a series of JHVIT.)

Equity-Income Fund	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Equity-Income Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Floating Rate Income Fund	0.700%	— first $1.1 billion;
	0.675%	— next $0.9 billion; and
	0.650%	— excess over $2 billion.

Global Bond Fund	0.700%	— at all asset levels. (Aggregate Net Assets include the assets of the fund and Global Bond Trust, a series of JHVIT.)

Global Real Estate Fund	0.900%	— first $500 million;
	0.875%	— next $250 million; and
	0.850%	— excess over $750 million.

Fund	APR	Advisory Fee Breakpoint

High Yield Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Trust, a series of JHVIT.)

Income Fund	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— next $300 million; and
0.800%	— excess over $500 million.*
		(Aggregate Net Assets include the net assets of the fund, the International Small Cap Fund, the International Value Fund, the Mutual Shares Fund, and the Global Fund, each a series of JHF II, and the Income Trust, the International Value Trust, the Global Trust, and the Mutual Shares Trust, each a series of JHVIT.) *When Aggregate Net Assets exceed $500 million, the advisory fee is 0.800% on all net assets of the Income Fund.

International Small Cap Fund	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million.

International Small Company Fund	0.950%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the International Small Company Trust, a series of JHVIT.)

International Value Fund	0.950%	— first $150 million;
	0.850%	— next $150 million; and
0.800%	— excess over $300 million.*
		(Aggregate Net Assets include the net assets of the fund, Income Fund, International Small Cap Fund, Mutual Shares Fund and the Global Fund, each a series of JHF II; and Income Trust, Mutual Shares Trust, the International Value Trust and the Global Trust, each a series of JHVIT.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Fund	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Trust, a series of JHVIT.)

Mid Cap Growth Index Fund	0.53%	— First $50 million
	0.51%	— Between $50 million and $100 million
	0.49%	— Excess over $100 million

Mid Cap Stock Fund	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Trust, a series of JHVIT.)

Mid Cap Value Equity Fund	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Value Equity Trust, a series of JHVIT.)

Mid Cap Value Index Fund	0.53%	— First $50 million
	0.51%	— Between $50 million and $100 million
	0.49%	— Excess over $100 million.

Fund	APR	Advisory Fee Breakpoint

Mid Value Fund	1.050%	— first $50 million; and
	1.000%	— excess over $50 million. (Aggregate Net Assets include the net assets of the fund and the Mid Value Trust, a series of JHVIT.)

Mutual Shares Fund	0.960%	— first $750 million; and
0.920%	— excess over $750 million.*
		(Aggregate Net Assets include the net assets of the fund and the Mutual Series Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $750 million, the advisory fee is 0.92% on all net assets of the Mutual Shares Fund.

Natural Resources Fund	1.000%	— first $1 billion;
	0.975%	— next $1 billion; and
	0.950%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Trust, a series of JHVIT.)

Real Estate Securities Fund	0.700%	— at all asset levels. (When Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Trust, a series of JHVIT.)

Real Return Bond Fund	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Real Return Bond Trust, a series of JHVIT.)

Retirement Choices at 2010 Portfolio

Retirement Choices at 2015 Portfolio

Retirement Choices at 2020 Portfolio

Retirement Choices at 2025 Portfolio

Retirement Choices at 2030 Portfolio

Retirement Choices at 2035 Portfolio

Retirement Choices at 2040 Portfolio

Retirement Choices at 2045 Portfolio

Retirement Choices at 2050 Portfolio

Fund	APR	Advisory Fee Breakpoint

The management fee has two components: (a) a fee on assets invested in funds of JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.
	0.060%	— first $7.5 billion; and
	0.050%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund, in accordance with the following schedule.
	0.510%	— first $7.5 billion; and
	0.500%	— excess over $7.5 billion.

Retirement Living through 2010 Portfolio

Retirement Living through 2015 Portfolio

Retirement Living through 2020 Portfolio

Retirement Living through 2025 Portfolio

Retirement Living through 2030 Portfolio

Retirement Living through 2035 Portfolio

Retirement Living through 2040 Portfolio

Retirement Living through 2045 Portfolio

Retirement Living through 2050 Portfolio
The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
(c) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifecycle Trusts and Retirement Living Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.060%	— first $7.5 billion; and
	0.050%	— excess over $7.5 billion.
(d) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHVIT Lifecycle Trusts and the Retirement Living Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.510%	— first $7.5 billion; and
	0.500%	— excess over $7.5 billion.

Fund	APR	Advisory Fee Breakpoint

Short Term Government Income Fund	0.570%	— first $250 million; and
	0.550%	— excess over $250 million (Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Trust, a series of JHVIT.)

Small Cap Opportunities Fund	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Trust, a series of JHVIT .)

Small Company Value Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Trust, a series of JHVIT.)

Total Return Fund		If PIMCO is the subadviser to the fund and if Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHVIT and the JHF II that are subadvised by PIMCO. These funds currently include the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of the JHF II, and the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of JHVIT.
**The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of JHF II, and the Total Return Trust, a series of JHVIT.

U.S. Equity Fund	0.780%	— first $500 million;
	0.760%	— next $500 million; and
	0.740%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the U.S. Equity Trust, a series of JHVIT.)

U.S. High Yield Bond Fund	0.750%	— first $200 million; and
	0.720%	— excess over $200 million.

.

FOR MORE INFORMATION

The following documents are available, which offer further information on JHF II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

XBRL Filings

XBRL filings regarding the funds may be found at www.johnhancock.com/XBRL/JHTII.html.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or you may obtain these documents and other information

about the Funds from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

JOHN HANCOCK FUNDS II
CLASS NAV SHARES

Ticker
Fund Name	Class NAV

Active Bond Fund	JHADX
All Cap Core Fund	JHBHX
All Cap Value Fund	JHCVX
Alpha Opportunities Fund	JAPVX
Blue Chip Growth Fund	JHBCX
Capital Appreciation Fund	JHCPX
Capital Appreciation Value Fund	JCAVX
Core Bond Fund	JHCDX
Emerging Markets Fund	JEVNX
Emerging Markets Debt Fund
Equity-Income Fund	JHEIX
Financial Services Fund
Floating Rate Income Fund	JFIDX
Fundamental Global Franchise Fund
Fundamental Value Fund	JHFLX
Global Bond Fund	JHGDX
Global Real Estate Fund	JHAMX
Health Sciences Fund
Heritage Fund	JHVTX
High Income Fund	JHAQX
High Yield Fund	JHHDX
Income Fund
International Growth Opportunities Fund
International Growth Stock Fund	JGSNX
International Small Cap Fund	JHISX
International Small Company Fund	JHATX
International Value Fund	JHVIX
Investment Quality Bond Fund	JHQBX
Mid Cap Stock Fund	JHMSX
Mid Cap Value Equity Fund	JHAWX
Mid Value Fund	JMVNX
Mutual Shares Fund	JMSDX
Natural Resources Fund	JHNRX
Real Estate Equity Fund	JHAZX
Real Estate Securities Fund
Real Return Bond Fund	JHRRX
Redwood Fund
Science & Technology Fund
Short Term Government Income Fund	JSTNX
Small Cap Growth Fund
Small Cap Opportunities Fund	JHSOX
Small Cap Value Fund	JSCNX
Small Company Growth Fund	JHSRX
Small Company Value Fund	JHSVX
Smaller Company Growth Fund	JSGVX
Spectrum Income Fund	JHSTX
Strategic Equity Allocation Fund
Strategic Income Opportunities Fund	JHSEX
Total Return Fund	JHTRX
U.S. Equity Fund	JHUMX
U.S. High Yield Bond Fund	JHHLX
Value Fund	JVFNX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II (“JHF II”), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

Prospectus dated January 1, 2013

JOHN HANCOCK FUNDS II

ACTIVE BOND FUND

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.60%	0.00%	0.03%	0.01%	0.64%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
•	Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Each subadviser uses proprietary

1

research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (“junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

2

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities  Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

3

Calendar year total returns for Class NAV:

Year-to-date:	7.78% (Quarter ended 09/30/2012)

Best Quarter:	9.45% (Quarter ended 9/30/2009) Worst Quarter: 3.19% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	5.59%	6.77%	6.35%	10/27/2005
Class NAV after tax on distributionsA	3.39%	4.75%	4.36%
Class NAV after tax on distributions, with saleA	3.75%	4.60%	4.25%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.21%	10/27/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N. Given. Vice President; managed fund since 2006. Howard C. Greene. Senior Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

4

ALL CAP CORE FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.78%	0.00%	0.03%	0.01%	0.82%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 287% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($21 million to $559.1 billion as of October 31, 2012).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The sub-adviser’s systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

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The subadviser extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

6

Calendar year total returns for Class NAV:

Year-to-date:	15.12% (Quarter ended 09/30/2012)

Best Quarter:	17.49% (Quarter ended 6/30/2009) Worst Quarter: −22.83% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	0.56%	−1.99%	−0.59%	4/28/2006
Class NAV after tax on distributionsA	0.16%	−2.73%	−1.27%
Class NAV after tax on distributions, with saleA	0.36%	−2.09%	−0.87%
Russell 3000 Index	1.03%	−0.01%	1.47%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

QS Investors, LLC	Robert Wang. Head of Portfolio Implementation; managed fund since 2006. Russell Shtern, CFA. Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

7

ALL CAP VALUE FUND

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.77%	0.00%	0.04%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($313 million to $559.1 billion as of October 31, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

8

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

9

Calendar year total returns for Class NAV:

Year-to-date:	9.10% (Quarter ended 09/30/2012)

Best Quarter:	15.26% (Quarter ended 9/30/2009) Worst Quarter: −19.84% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−4.08%	1.89%	4.68%	10/15/2005
Class NAV after tax on distributionsA	−5.64%	−0.36%	2.62%
Class NAV after tax on distributions, with saleA	−1.79%	0.85%	3.27%
Russell 3000 Value Index	−0.10%	−2.58%	2.07%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2005. Deepak Khanna. Partner and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

10

ALPHA OPPORTUNITIES FUND

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.97%	0.00%	0.04%	1.01%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$103	$322	$558	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

11

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

12

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and highyield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

13

Calendar year total returns for Class NAV:

Year-to-date:	16.86% (Quarter ended 09/30/2012)

Best Quarter:	18.56% (Quarter ended 6/30/2009) Worst Quarter: −19.46% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−8.12%	8.80%	10/7/2008
Class NAV after tax on distributionsA	−11.90%	5.27%
Class NAV after tax on distributions, with saleA	−4.83%	5.68%
Russell 3000 Index	1.03%	8.52%	10/7/2008

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management; managed fund since 2008.
Gregg R. Thomas, CFA. Vice President and Director of Risk Management; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

14

BLUE CHIP GROWTH FUND

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.78%	0.00%	0.03%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

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While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

16

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	19.28% (Quarter ended 09/30/2012)

Best Quarter:	17.46% (Quarter ended 6/30/2009) Worst Quarter: −24.87% (Quarter ended 12/31/2008)

17

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	1.36%	1.72%	4.07%	10/15/2005
Class NAV after tax on distributionsA	1.31%	1.61%	3.94%
Class NAV after tax on distributions, with saleA	0.89%	1.40%	3.43%
S&P 500 Index	2.11%	−0.25%	3.09%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Larry J. Puglia. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

18

CAPITAL APPRECIATION FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.70%	0.00%	0.03%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

19

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

20

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	17.38% (Quarter ended 09/30/2012)

Best Quarter:	15.09% (Quarter ended 6/30/2009) Worst Quarter: −20.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	0.13%	2.22%	3.59%	10/15/2005
Class NAV after tax on distributionsA	0.08%	2.12%	3.50%
Class NAV after tax on distributions, with saleA	0.08%	1.83%	3.03%
Russell 1000 Growth Index	2.64%	2.50%	4.41%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2005.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2005.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

21

CAPITAL APPRECIATION VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.83%	0.00%	0.03%	0.05%	0.91%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$93	$290	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

22

In addition, the subadviser searches for attractive risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund’s investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

23

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because this class of the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	David R. Giroux. Vice President; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

24

CORE BOND FUND

Investment Objective

To seek total return consisting of income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.59%	0.00%	0.04%	0.01%	0.64%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 362% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2011 was 4.43 years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

25

•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	5.77% (Quarter ended 09/30/2012)

Best Quarter:	3.64% (Quarter ended 9/30/2006) Worst Quarter: −1.21% (Quarter ended 12/31/2010)

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Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	8.44%	7.04%	6.44%	10/15/2005
Class NAV after tax on distributionsA	6.47%	4.96%	4.47%
Class NAV after tax on distributions, with saleA	5.59%	4.81%	4.36%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.12%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Thomas O’Connor, CFA. Senior Portfolio Manager; managed fund since 2007. Troy Ludgood. Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

27

EMERGING MARKETS FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.95%	0.00%	0.12%	1.07%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser. A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities” as defined below.

The fund seeks long-term capital growth through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadviser (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities. The fund may invest in financial services companies.

The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or

28

price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules, and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriate foreign currency balances or exchange one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market capitalization criterion for investment, it may not be included for one or more reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this Prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Colombia
•	Czech Republic
•	Egypt
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Peru
•	Philippines
•	Poland
•	Russia
•	South Africa
•	South Korea

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•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely settlement payments, or otherwise honor its obligations. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

30

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value investment risk  Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	12.36% (Quarter ended 09/30/2012)

Best Quarter:	48.87% (Quarter ended 6/30/2009) Worst Quarter: −27.58% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−24.90%	1.47%	5/1/2007
Class NAV after tax on distributionsA	−25.28%	0.38%
Class NAV after tax on distributions, with saleA	−16.18%	0.70%
MSCI Emerging Markets Index (Gross of foreign withholding taxes on dividends)	−18.17%	1.39%	5/1/2007

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

31

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Henry F. Gray. Head of Global Equity Training and Vice President; managed fund since 2012.
Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2007.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

32

EMERGING MARKETS DEBT FUND

Investment Objective

To seek total return with an emphasis on current income as well as capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.73%	0.00%	0.74%	1.47%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$150	$465	$803	$1,757

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Principal Investment Strategies

Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time. Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The subadviser may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporations or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European and South and Central American nations.

The portfolio managers use proprietary research to identify specific countries, corporate sectors and issues that are attractively priced and shall not be constrained by market capitalization, company fundamentals, security valuation or seasoning or similar characteristics. The portfolio managers use economic and industry analysis to anticipate shifts in the business cycle and determine which countries and sectors might benefit over the next 12 months. Due to volatile conditions in emerging markets, the fund’s investment process may result in a higher-than-average portfolio turnover ratio which could increase transaction costs. In the event of extreme market conditions, the managers may temporarily depart from the investment strategy for defensive purposes

A number of countries that the fund will invest in may not have sovereign ratings, may be below investment grade or may be unrated. The fund may invest in corporate or other privately issued debt instruments of issuers having market capitalizations of below $1 billion at the time of investment. The debt securities in which the fund may invest include, but are not limited to, debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating rate senior and

33

subordinated corporate debt obligations. There is no limit on the maturities of the debt instruments in which the fund will invest. The fund may invest in securities denominated in any currency, including U.S. dollar-denominated emerging-market debt, and may be subject to unexpected, adverse currency fluctuations. The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments including currency forwards, non-deliverable forwards, currency options, interest-rate swaps, interest-rate futures, interest-rate options, index options and credit default swaps.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

34

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results. Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class A shares that have been recalculated to apply the estimated fees and expenses of Class NAV shares.

Calendar year total returns for Class NAV:

Year-to-date:	14.63% (Quarter ended 9/30/2012)

Best Quarter:	6.94% (Quarter ended 9/30/2010) Worst Quarter: −8.89% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	0.09%	6.12%	1/4/2010
Class NAV after tax on distributionsA	−2.60%	3.48%
Class NAV after tax on distributions, with saleA	0.33%	3.79%
JPMorgan EMBI Global Index	8.46%	10.24%	1/4/2010
JPMorgan EMBI Global Diversified Index	7.35%	9.77%	1/4/2010

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

35

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	John F. Iles, CPA. Vice President; managed fund since 2010. Daniel S. Janis III. Senior Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

36

EQUITY-INCOME FUND

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.78%	0.00%	0.04%	0.01%	0.83%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$85	$265	$460	$1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. While the price of a company’s stock can go up or down in response to earnings or fluctuations in the market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and

37

•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative

38

instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	15.21% (Quarter ended 09/30/2012)

Best Quarter:	19.53% (Quarter ended 6/30/2009) Worst Quarter: −22.19% (Quarter ended 12/31/2008)

39

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−0.86%	−1.00%	2.83%	10/15/2005
Class NAV after tax on distributionsA	−1.35%	−2.16%	1.50%
Class NAV after tax on distributions, with saleA	−0.56%	−1.36%	1.79%
Russell 1000 Value Index	0.39%	−2.64%	2.01%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Brian C. Rogers; CFA, CIC. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

40

FINANCIAL SERVICES FUND

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.78%	0.00%	0.07%	0.85%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser

41

seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

42

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Davis Selected Advisers, L.P.	Kenneth Charles Feinberg. Portfolio Manager; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

43

FLOATING RATE INCOME FUND

Investment Objective

To seek a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.68%	0.00%	0.04%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

44

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

45

Calendar year total returns for Class NAV:

Year-to-date:	7.94% (Quarter ended 09/30/2012)

Best Quarter:	14.35% (Quarter ended 6/30/2009) Worst Quarter: −21.31% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	2.42%	5.00%	1/2/2008
Class NAV after tax on distributionsA	0.41%	2.56%
Class NAV after tax on distributions, with saleA	1.76%	2.86%
S&P/LSTA Performing Loan Index	1.51%	4.83%	1/2/2008

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Stephen A. Walsh. Chief Investment Officer; managed fund since 2007.
Michael C. Buchanan. Portfolio Manager; managed fund since 2007.
Timothy J. Settel. Portfolio Manager/ Research Analyst; managed fund since 2007.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

46

FUNDAMENTAL GLOBAL FRANCHISE FUND

Investment Objective

The fund seeks to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.80%	0.00%	0.13%	0.93%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from June 29, 2012 to August 31, 2012, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three year period is above its cost of capital. Return on invested capital quantifies how well a company generates cash flow relative to the capital it has invested in its business, while its cost of capital refers to the cost of raising money to fund its business. These companies will have a leading share of industry sales, the ability to generate consistent sales growth over time as their products and services attract a larger customer base and a strong record of return on capital invested in the company with a sustainable competitive advantage, meaning bargaining power with buyers and/or sellers and a unique product or process which is difficult to replicate or substitute and hard for others to compete with.

Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in issuers domiciled outside of the United States, which includes securities for which the relevant reference entity is domiciled outside the United States, such as American Depositary Receipts (ADRs) that trade on U.S. exchanges.

The subadviser’s primary method of analysis is fundamental analysis, which is the ability to assess the health of a company, its competitive positioning, strength of management and its competitive advantages. Investment decisions are a function of finding stocks that possess the qualitative factors as outlined above and the subadviser believes are trading at a significant discount to the subadviser’s estimation of value.

47

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may invest significantly in securities of companies in certain sectors, such as the Consumer Staples and Consumer Discretionary sectors (as defined by the Global Industry Classification Standards (GICS)), and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The subadviser focuses on the equity securities of small, mid and large capitalization companies in both developed and emerging countries. The subadviser primarily invests in common stocks of developed and emerging companies, as well as ADRs, which trade on U.S. exchanges.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

48

Management

Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

49

FUNDAMENTAL VALUE FUND

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Class NAV	0.75%	0.00%	0.03%	0.78%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

50

•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

51

Calendar year total returns for Class NAV:

Year-to-date:	18.46% (Quarter ended 9/30/2012)

Best Quarter:	20.26% (Quarter ended 6/30/2009) Worst Quarter: −24.99% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−3.68%	−2.09%	1.43%	10/15/2005
Class NAV after tax on distributionsA	−3.97%	−2.48%	0.99%
Class NAV after tax on distributions, with saleA	−2.39%	−1.97%	0.98%
S&P 500 Index	2.11%	−0.25%	3.09%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Christopher C. Davis. Chairman; managed fund since 2005. Kenneth Charles Feinberg. Co-Portfolio Manager; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

52

GLOBAL BOND FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses[1]	expenses
Class NAV	0.70%	0.00%	0.11%	0.81%

1“Other Expenses” reflect interest expense resulting from the Fund’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund. Had these expenses been excluded, “Other Expenses” would have been 0.10%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;

53

•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

54

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

55

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	8.62% (Quarter ended 09/30/2012)

Best Quarter:	10.63% (Quarter ended 9/30/2009) Worst Quarter: −9.54% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	9.14%	7.67%	6.75%	10/15/2005
Class NAV after tax on distributionsA	5.77%	3.84%	3.45%
Class NAV after tax on distributions, with saleA	5.92%	4.24%	3.78%
JPMorgan Global Government Bond Unhedged Index	7.22%	7.61%	6.74%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

56

GLOBAL REAL ESTATE FUND

Investment Objective

To seek a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.90%	0.00%	0.10%	1.00%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$102	$318	$552	$1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the U.S.

The fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. RREEF also considers the

57

effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

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Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	20.75% (Quarter ended 09/30/2012)

Best Quarter:	31.48% (Quarter ended 6/30/2009) Worst Quarter: −29.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−7.34%	−6.54%	−2.41%	4/28/2006
Class NAV after tax on distributionsA	−8.53%	−7.98%	−3.96%
Class NAV after tax on distributions, with saleA	−4.77%	−6.18%	−2.83%
EPRA/NAREIT Global Index	−8.14%	−5.37%	−0.75%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

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Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director, Lead Portfolio Manager, Head of Americas Real Estate Securities; managed fund since 2006.
Daniel Ekins. Managing Director, Co-Lead Portfolio Manager and Head of Asia-Pacific Real Estate Securities; managed fund since 2006.
John Hammond. Managing Director, Lead Portfolio Manager and Head of European Real Estate Securities; Portfolio Manager; managed fund since 2006.
John F. Robertson, CFA. Managing Director, Global Head of Real Estate Securities; managed fund since 2006.
Chris Robinson. Director, Co-Lead Portfolio Manager; managed fund since 2012.
John W. Vojticek. Managing Director; CIO and Global Portfolio Manager of Real Estate Securities; managed fund since 2006.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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HEALTH SCIENCES FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	1.05%	0.00%	0.07%	0.02%	1.14%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$116	$362	$628	$1,386

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

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The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions.  The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into option transactions.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

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Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk  The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Kris H. Jenner. Vice President; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

63

HERITAGE FUND

Investment Objective

To seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.85%	0.00%	0.06%	0.91%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$93	$290	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

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The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

65

Calendar year total returns for Class NAV:

Year-to-date:	17.84% (Quarter ended 09/30/2012)

Best Quarter:	18.26% (Quarter ended 9/30/2010) Worst Quarter: −26.21% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−6.69%	0.46%	2.78%	10/29/2005
Class NAV after tax on distributionsA	−11.03%	−1.52%	1.14%
Class NAV after tax on distributions, with saleA	−1.34%	−0.09%	1.98%
Russell Mid Cap Growth Index	−1.65%	2.44%	4.75%	10/29/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

American Century Investment Management, Inc.	David M. Hollond. Chief Investment Officer, U.S. Growth Equity - Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; managed fund since 2010.
Greg Walsh. Vice President and Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

66

HIGH INCOME FUND

Investment Objective

To seek high current income; capital appreciation is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.70%	0.00%	0.05%	0.75%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$77	$240	$417	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P/Moody’s or if unrated, deemed like quality by the subadviser. These may include, but are not limited to, U.S. and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and U.S. and foreign government obligations.

No more than 10% of the fund’s total assets (measured at the time of investment) may be invested in securities that are rated in default by S&P’s or by Moody’s or if unrated, deemed like quality by the subadviser. There is no limit on the fund’s average maturity. The foreign securities in which the fund may invest include both developed and emerging market securities.

In managing the fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and non-investment-grade asset-backed securities, including asset-backed securities rated BB/Ba by S&P/Moody’s or lower and their unrated equivalents.

The fund may use certain higher-risk investments, including derivatives (such as futures, exchange-traded options, over-the-counter options, interest rate, foreign currency and credit default swaps, and foreign forward currency contracts) to protect against

67

possible adverse changes, to manage cash flows and risks, to gain investment exposure and/or to access potential investment opportunities, and restricted or illiquid securities. In addition, the fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

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Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	20.14% (Quarter ended 09/30/2012)

Best Quarter:	31.17% (Quarter ended 6/30/2009) Worst Quarter: −27.79% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−15.73%	1.32%	3.51%	4/28/2006
Class NAV after tax on distributionsA	−17.70%	−2.41%	−0.15%
Class NAV after tax on distributions, with saleA	−10.11%	−1.06%	0.84%
JHF II High Income (MFC GIM US)	−15.73%			11/30/2009
Bank of America Merrill Lynch U.S. High Yield Master II Index	4.37%	7.55%	7.95%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

69

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	John F. Addeo, CFA. Managing Director; managed fund since 2012.
John F. Iles. Managing Director; managed fund since 2008.
Joseph E. Rizzo. Managing Director; managed fund since 2008.
Dennis F. McCafferty, CFA. Managing Director; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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HIGH YIELD FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.67%	0.00%	0.04%	0.71%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$73	$227	$395	$883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

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The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

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Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	13.85% (Quarter ended 09/30/2012)

Best Quarter:	26.09% (Quarter ended 6/30/2009) Worst Quarter: −20.40% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	1.28%	6.22%	6.99%	10/15/2005
Class NAV after tax on distributionsA	−1.60%	2.64%	3.48%
Class NAV after tax on distributions, with saleA	0.84%	3.11%	3.83%
Citigroup High Yield Index	5.52%	7.15%	7.71%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

73

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Stephen A. Walsh. Chief Investment Officer; managed fund since 2006.
Michael C. Buchanan. Portfolio Manager; managed fund since 2006.
Keith J. Gardner. Portfolio Manager/ Research Analyst; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

74

INCOME FUND

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.80%	0.00%	0.08%	0.88%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$90	$281	$488	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s

75

portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

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Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Advisers, Inc.	Edward D. Perks, CFA. Senior Vice President and Director of Global Core/Hybrid Portfolio Management; Co-Lead Portfolio Manager; managed fund since 2007.
Charles B. Johnson. Chairman; managed fund since 2007.
Alex Peters, CFA. Vice President, Research Analyst and Portfolio Manager; managed fund since 2009.
Matt Quinlan. Vice President, Portfolio Manager and Research Analyst; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

77

INTERNATIONAL GROWTH OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.86%	0.00%	0.19%	1.05%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from July 19, 2012 to August 31, 2012, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund’s assets will normally be divided among Asia (including Australia and New Zealand), continental Europe, Japan and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund’s investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund’s investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund’s assets geographically, the fund’s investment team evaluates economic, market and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

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Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Asia  Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe  Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability and market liquidity.

Latin America  Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa  Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand)  The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade, principally, the U.S., Japan, China and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe  European securities may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan  A fund that holds Japanese securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom  A fund that holds U.K. securities may be affected significantly by economic, regulatory or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank and others may not work, and may limit future growth and economic recovery or have other unintended consequences.

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Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk  The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Small company risk  Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Baillie Gifford Overseas Ltd	James Anderson. Portfolio Manager; managed the fund since inception.
Lawrence Burns. Portfolio Manager; managed the fund since inception.
Tom Record, CFA. Portfolio Manager; managed the fund since inception.
Nick Thomas, CFA. Portfolio Manager; managed the fund since inception.
Tom Coutts. Portfolio Manager; managed the fund since inception.
David Salter. Director; managed the fund since inception.
Kave Sigaroudinia. Portfolio Manager; managed the fund since inception.
Sarah Whitley. Director; managed the fund since inception.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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INTERNATIONAL GROWTH STOCK FUND

Investment Objective

The fund seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.82%	0.00%	0.14%	0.01%	0.97%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$99	$309	$536	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

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The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

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Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	11.27% (Quarter ended 09/30/2012)

Best Quarter:	6.50% (Quarter ended 12/31/2011) Worst Quarter: −17.92% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−6.88%	1.24%	9/16/2010
Class NAV after tax on distributionsA	−7.27%	0.88%
Class NAV after tax on distributions, with saleA	−4.47%	0.85%
MSCI EAFE Growth Index (Gross of foreign withholding taxes on dividends)	−11.82%	−1.82%	9/16/2010

AAfter-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Clas Olsson. Lead Portfolio Manager; managed fund since inception.
Mark Jason. Portfolio Manager; managed fund since inception.
Shuxin Cao. Portfolio Manager; managed fund since inception.
Jason Holzer. Portfolio Manager; managed fund since inception.
Matthew Dennis. Portfolio Manager; managed fund since inception.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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INTERNATIONAL SMALL CAP FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	1.02%	0.00%	0.15%	1.17%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$119	$372	$644	$1,420

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profit margins and liquidation value and other factors.

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Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	15.33% (Quarter ended 09/30/2012)

Best Quarter:	36.98% (Quarter ended 6/30/2009) Worst Quarter: −31.54% (Quarter ended 12/31/2008)

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Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−18.19%	−1.88%	2.81%	10/15/2005
Class NAV after tax on distributionsA	−18.73%	−3.37%	0.77%
Class NAV after tax on distributions, with saleA	−11.83%	−2.08%	1.56%
S&P/Citigroup Global ex US <$2 Billion Index	−19.61%	−1.00%	4.38%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Templeton Investments Corp.	Harlan B. Hodes, CPA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2011.
Martin Cobb. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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INTERNATIONAL SMALL COMPANY FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.95%	0.00%	0.14%	1.09%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$111	$347	$601	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,378 million to $4,358 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of

87

countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

88

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely settlement payments, or otherwise honor its obligations. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	11.58% (Quarter ended 09/30/2012)

Best Quarter:	31.78% (Quarter ended 6/30/2009) Worst Quarter: −22.60% (Quarter ended 9/30/2008)

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Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−16.59%	−3.48%	−2.10%	4/28/2006
Class NAV after tax on distributionsA	−17.20%	−4.74%	−3.26%
Class NAV after tax on distributions, with saleA	−10.79%	−3.52%	−2.32%
MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)	−15.66%	−3.80%	−2.75%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2006.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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INTERNATIONAL VALUE FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.80%	0.00%	0.12%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

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Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk  The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	9.92% (Quarter ended 09/30/2012)

Best Quarter:	24.86% (Quarter ended 9/30/2009) Worst Quarter: −21.44% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−12.91%	−3.97%	1.48%	10/15/2005
Class NAV after tax on distributionsA	−13.98%	−5.16%	0.01%
Class NAV after tax on distributions, with saleA	−8.39%	−3.84%	0.58%
MSCI EAFE Index (Gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	1.44%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Executive Vice President, Lead Portfolio Manager and Research Analyst; managed fund since 2005.
Cindy L. Sweeting, CFA. President of Templeton Investment Counsel, LLC and Director of Portfolio Management for the Templeton Global Equity Group (TGEG); managed fund since2005.
Peter A. Nori, CFA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2006.
Neil Devlin, CFA. Executive Vice President, Portfolio Manager and Research Analyst; managed fund since 2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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INVESTMENT QUALITY BOND FUND

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.58%	0.00%	0.05%	0.63%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$64	$202	$351	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

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•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by registered money market funds.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and
•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency

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fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	6.73% (Quarter ended 09/30/2012)

Best Quarter:	6.48% (Quarter ended 9/30/2009) Worst Quarter: −3.09% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	7.53%	6.38%	5.89%	10/15/2005
Class NAV after tax on distributionsA	6.22%	4.66%	4.17%
Class NAV after tax on distributions, with saleA	4.87%	4.43%	4.01%
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.39%	10/15/2005
Barclays Capital U.S. Government Index	9.02%	6.56%	6.03%	10/15/2005
50% Barclays Capital U.S. Credit Index/50% Barclays Capital U.S. Government Index	8.71%	6.73%	6.24%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007. Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager, managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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MID CAP STOCK FUND

Investment Objective

To seek long-term growth and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.84%	0.00%	0.03%	0.87%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$89	$278	$482	$1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($313 million to $19.6 billion as of October 31, 2012) or the S&P Midcap 400 Index ($501 million to $13.7 billion as of October 31, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

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Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	20.28% (Quarter ended 09/30/2012)

Best Quarter:	19.70% (Quarter ended 9/30/2009) Worst Quarter: −25.38% (Quarter ended 12/31/2008)

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Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−9.28%	0.26%	4.08%	10/15/2005
Class NAV after tax on distributionsA	−9.93%	−0.23%	3.40%
Class NAV after tax on distributions, with saleA	−5.15%	0.10%	3.26%
Russell Mid Cap Growth Index	−1.65%	2.44%	5.03%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2005.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2005.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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MID CAP VALUE EQUITY FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.87%	0.00%	0.07%	0.94%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$96	$300	$520	$1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.

101

•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	13.22% (Quarter ended 09/30/2012)

Best Quarter:	21.70% (Quarter ended 9/30/2009) Worst Quarter: −27.55% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−8.14%	−0.70%	0.14%	4/28/2006
Class NAV after tax on distributionsA	−9.33%	−1.41%	−0.53%
Class NAV after tax on distributions, with saleA	−4.09%	−0.84%	−0.13%
Russell Mid Cap Value Index	−1.38%	0.04%	1.83%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Steve Schroll. Portfolio Manager; managed fund since 2008. Laton Spahr, CFA. Portfolio Manager; managed fund since 2008. Paul Stocking. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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MID VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	1.00%	0.00%	0.05%	0.02%	1.07%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Midcap 400 Index ($501 million to $13.7 billion as of October 31, 2012) or the Russell Midcap Value Index ($313 million to $19.1 billion as of October 31, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Stock ownership by management/employees; and
•	Experienced and capable management.

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The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

105

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	16.71% (Quarter ended 09/30/2012)

Best Quarter:	23.03% (Quarter ended 6/30/2009) Worst Quarter: −17.59% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−5.04%	15.76%	1/2/2009
Class NAV after tax on distributionsA	−8.52%	13.02%
Class NAV after tax on distributions, with saleA	−1.06%	12.52%
Russell Mid Cap Value Index	−1.38%	18.19%	1/2/2009

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

106

Management

Investment Adviser:

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	David J.Wallack. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

107

MUTUAL SHARES FUND

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Class NAV	0.92%	0.00%	0.07%	0.99%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

108

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. For purposes of issuer diversification, the issuer of a loan participation will be determined by the reference asset for the loan participation. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security.

The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the subadviser’s opinion, it would be advantageous to the fund to do so. The fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

109

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

110

Calendar year total returns for Class NAV:

Year-to-date:	12.85% (Quarter ended 09/30/2012)

Best Quarter:	11.06% (Quarter ended 12/31/2011) Worst Quarter: −16.19% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−1.49%	4.98%	9/16/2010
Class NAV after tax on distributionsA	−2.42%	4.18%
Class NAV after tax on distributions, with saleA	−0.97%	3.78%
S&P 500 Index	2.11%	11.26%	9/16/2010

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Mutual Advisers	Peter A. Langerman. Chairman, President and Chief Executive Officer; managed fund since 2010.
F. David Segal, CFA. Co-Portfolio Manager, Research Analyst; managed fund since 2010.
Debbie Turner, CFA. Assistant Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

111

NATURAL RESOURCES FUND

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Class NAV	1.00%	0.00%	0.07%	1.07%	-0.01%	1.06%

1The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$108	$339	$589	$1,305

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

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Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

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Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Natural resources risk  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

MSCI World Energy Index consists of the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index consists of the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index consists of the companies in the Paper & Forest Products industry of the MSCI World Index.

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Calendar year total returns for Class NAV:

Year-to-date:	1.02% (Quarter ended 09/30/2012)

Best Quarter:	25.62% (Quarter ended 6/30/2009) Worst Quarter: −36.21% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−19.98%	0.21%	4.72%	10/15/2005
Class NAV after tax on distributionsA	−22.31%	−2.27%	2.33%
Class NAV after tax on distributions, with saleA	−12.03%	−0.22%	3.56%
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)B	0.69%	3.17%	5.12%	10/15/2005
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)B	−27.48%	0.84%	9.64%	10/15/2005
60% MSCI World Energy Index/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)B	−11.37%	2.73%	5.92%	10/15/2005
60% MSCI World Energy Index/ 30% MSCI World Metals & Mining Index / 10% MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−10.20%	2.01%	5.02%	10/15/2005
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	−17.75%	−7.82%	−2.99%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

B Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals $ Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.

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Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Jay Bhutani. Director and Global Industry Analyst; managed fund since 2009. John C. O’Toole, CFA. Senior Vice President and Global Industry Analyst; managed fund since 2005.
RS Investment Management Co. LLC	MacKenzie B. Davis, CFA. Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012.
Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012.
Kenneth L. Settles, Jr., CFA. Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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REAL ESTATE EQUITY FUND

Investment Objective

To seek long-term growth through a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.88%	0.00%	0.05%	0.02%	0.95%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$97	$303	$525	$1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The fund is likely to maintain a substantial portion of assets in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from properties. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining and agriculture companies.

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The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, investing in REITs may provide investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the fund. The fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The fund may purchase up to 10% of its total assets in any type of non-investment-grade debt securities (or “junk bonds”) including those in default. Fund investments in convertible securities are not subject to this limit. Below-investment-grade bonds or junk bonds can be more volatile and have greater risk of default than investment-grade bonds. The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Investment Fund (or any other T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest its cash reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive

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the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	15.37% (Quarter ended 09/30/2012)

Best Quarter:	36.19% (Quarter ended 6/30/2009) Worst Quarter: −40.13% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	7.02%	−2.68%	1.02%	4/28/2006
Class NAV after tax on distributionsA	6.45%	−4.05%	−0.39%
Class NAV after tax on distributions, with saleA	4.56%	−3.02%	0.08%
Wilshire US REIT Index	9.24%	−1.96%		4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	David M. Lee. Vice President; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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REAL ESTATE SECURITIES FUND

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	0.70%	0.00%	0.04%	0.74%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

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Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

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traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director, Lead Portfolio Manager, Head of Americas Real Estate Securities; managed fund since 2004.
John F. Robertson, CFA. Managing Director; Global Head of Real Estate Securities; managed fund since 1997.
John W. Vojticek. Managing Director, CIO and Global Portfolio Manager of Real Estate Securities; managedfund since 1996.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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REAL RETURN BOND FUND

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses[1]	expenses
Class NAV	0.70%	0.00%	0.06%	0.76%

1“Other Expenses” reflect interest expense resulting from the Fund’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund. Had these expenses been excluded, “Other Expenses” would have been 0.05%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;

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•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by the subadviser.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	7.94% (Quarter ended 09/30/2012)

Best Quarter:	6.93% (Quarter ended 3/31/2009) Worst Quarter: −6.93% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	11.23%	8.12%	6.60%	10/15/2005
Class NAV after tax on distributionsA	8.02%	5.12%	3.97%
Class NAV after tax on distributions, with saleA	7.75%	5.21%	4.11%
Barclays Capital Global Real U.S. TIPS Index	13.56%	7.95%	6.66%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	Mihir Worah. Managing Director and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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REDWOOD FUND

Investment Objective

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	1.10%	0.00%	0.06%	1.16%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$118	$368	$638	$1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective, under normal circumstances, by primarily investing in in-the-money (ITM) options (buy-writes) on U.S. equities and writing out-of-the-money put options on U.S. equities. Buy-writes represent the combination of a long U.S. equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of “intrinsic value,” as described below; attractive potential return relative to risk; and an appropriate correlation between the time to expiration and the estimate of intrinsic value.

Based on fundamental research, the portfolio managers estimate the potential downside volatility (the “intrinsic value” level) of each equity security under consideration for the fund’s buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the fund sells varies. The fund may also write (sell) in-the-money call options on equity indexes and/or exchange-traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options). With respect to any long equity position held by the fund, the fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions.

When writing out-of-the-money put options, the fund typically sets the strike price at or below the estimated intrinsic value level of the securities on which the options are written. The fund may also sell naked out-of-the money puts to achieve the same

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goals as a buy-write. The fund’s written put options will be “naked” because the fund will not hold a covering short position in the underlying security during the term of the option.

The issuers of equity securities purchased by the fund will primarily have market capitalizations in excess of $2 billion. The fund may invest in companies located both within or outside the United States (including companies organized or headquartered in emerging market countries). The fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In addition to the use of written option contracts under its ITM buy-write strategy, the fund may utilize foreign currency exchange contracts, other options, stock index futures contracts, other futures and forward contracts, swap agreements, variance swaps, convertibles and reverse convertibles and other derivative instruments for hedging purposes or to enhance return.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

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High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Market developments risk  Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:

Subadviser	Portfolio Managers

RCM Capital Management LLC	Todd C. Hawthorne. Director and Lead Portfolio Manager; managed fund since inception. Raphael L. Edelman. Director and Portfolio Manager; managed fund since inception.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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SCIENCE & TECHNOLOGY FUND

Investment Objective

To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Class NAV	1.05%	0.00%	0.10%	1.15%

1Expenses have been estimated for the class’s first full year of operations.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$117	$365	$633	$1,398

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

•	information technology including hardware, software, semiconductors and technology equipment

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•	telecommunications equipment and services
•	media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services
•	environmental services
•	internet commerce and advertising
•	life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace
•	alternative energy

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.

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Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

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Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

RCM Capital Management LLC	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager; managed fund since inception. Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager; managed fund since inception
T. Rowe Price Associates, Inc	Ken Allen. Vice President; joined T. Rowe Price in 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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SHORT TERM GOVERNMENT INCOME FUND

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses[1]	expenses
Class NAV	0.56%	0.00%	0.08%	0.64%

1“Other Expenses” include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.
•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.
•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

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Under normal circumstances, the fund’s effective duration is no more than three years which means that the fund may purchase securities with a duration of greater than three years as long as the fund’s average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-

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rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	1.17% (Quarter ended 09/30/2012)

Best Quarter:	1.66% (Quarter ended 6/30/2010) Worst Quarter: −0.51% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	2.71%	2.52%	1/2/2009
Class NAV after tax on distributionsA	1.93%	1.70%
Class NAV after tax on distributions, with saleA	1.75%	1.67%
JHF II Short Term Gov’t Income (MFC GIM US)	2.71%		11/30/2009
Barclays Capital U.S. Government 1-5 Year Index	3.20%	2.58%	1/2/2009

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2008. Jeffrey N. Given. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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SMALL CAP GROWTH FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	1.06%	0.00%	0.06%	1.12%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($4.5 billion as of September 30, 2012) or the S&P Small Cap 600 Index ($3.8 billion as of September 30, 2012).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are

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primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in initial public offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	16.51% (Quarter ended 09/30/2012)

Best Quarter:	18.64% (Quarter ended 9/30/2009) Worst Quarter: −22.45% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−6.06%	2.16%	9/10/2008
Class NAV after tax on distributionsA	−11.63%	−0.39%
Class NAV after tax on distributions, with saleA	−1.98%	0.84%
Russell 2000 Growth Index	−2.91%	4.76%	9/10/2008

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2008.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2008.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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SMALL CAP OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Class NAV	1.00%	0.00%	0.07%	0.01%	1.08%	-0.09%	0.99%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$101	$335	$587	$1,309

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

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50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalization of companies in the Russell 2000 Index range from $21 million to $5.2 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

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DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

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traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	12.48% (Quarter ended 09/30/2012)

Best Quarter:	25.26% (Quarter ended 6/30/2009) Worst Quarter: −25.97% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−2.59%	−2.20%	0.89%	10/15/2005
Class NAV after tax on distributionsA	−2.68%	−2.47%	0.44%
Class NAV after tax on distributions, with saleA	−1.68%	−2.02%	0.50%
Russell 2000 Index	−4.18%	0.15%	3.94%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

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Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2012.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2012.
Henry F. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.
Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2008. Juan Hartsfield. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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SMALL CAP VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	1.05%	0.00%	0.06%	0.17%	1.28%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($5.2 billion as of October 31, 2012) or the S&P SmallCap 600 Index ($3.6 billion as of October 31, 2012).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;

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•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	11.18% (Quarter ended 09/30/2012)

Best Quarter:	21.36% (Quarter ended 9/30/2009) Worst Quarter: −19.14% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	0.61%	20.51%	12/16/2008
Class NAV after tax on distributionsA	−0.90%	19.17%
Class NAV after tax on distributions, with saleA	1.41%	17.29%
Russell 2000 Value Index	−5.50%	16.30%	12/16/2008

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2008. Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

148

SMALL COMPANY GROWTH FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	1.00%	0.00%	0.08%	1.08%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$110	$343	$595	$1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalizations of companies included in the Russell 2000 Index ranged from $21 million to $5.2 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund’s portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund’s industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the

149

subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
Arrow Pointing Right Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

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Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	14.42% (Quarter ended 09/30/2012)

Best Quarter:	19.68% (Quarter ended 6/30/2009) Worst Quarter: −26.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−1.20%	2.45%	5.26%	10/29/2005
Class NAV after tax on distributionsA	−1.20%	2.35%	5.07%
Class NAV after tax on distributions, with saleA	−0.78%	2.07%	4.47%
Russell 2000 Growth Index	−2.91%	2.09%	4.65%	10/29/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2005. Juan Hartsfield. Portfolio Manager; managed fund since 2005. Clay Manley. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

151

SMALL COMPANY VALUE FUND

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	1.04%	0.00%	0.04%	0.20%	1.28%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($21 million to $5.2 billion as of October 31, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;

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•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

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Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	10.82% (Quarter ended 09/30/2012)

Best Quarter:	20.63% (Quarter ended 6/30/2009) Worst Quarter: −25.07% (Quarter ended 12/31/2008)

154

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	−0.94%	2.10%	4.96%	10/15/2005
Class NAV after tax on distributionsA	−1.24%	1.63%	4.46%
Class NAV after tax on distributions, with saleA	−0.61%	1.59%	4.05%
Russell 2000 Value Index	−5.50%	−1.87%	2.81%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

T. Rowe Price Associates, Inc.	Preston G. Athey. Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

155

SMALLER COMPANY GROWTH FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Class NAV	1.07%	0.00%	0.09%	1.16%	-0.14%	1.02%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$104	$355	$625	$1,397

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

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The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $74 million to $6.2 billion.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

157

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	14.32% (Quarter ended 09/30/2012)

Best Quarter:	20.10% (Quarter ended 6/30/2009) Worst Quarter: −22.00% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Class NAV before tax	−6.76%	9.38%	10/7/2008
Class NAV after tax on distributionsA	−10.85%	6.57%
Class NAV after tax on distributions, with saleA	−0.89%	7.57%
Russell 2000 Growth Index	−2.91%	11.48%	10/7/2008

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadvisers	Portfolio Managers

Frontier Capital Management Company, LLC	Michael A. Cavarretta. Portfolio Manager; managed fund since 2008. Peter G. Kuechle. Portfolio Manager; managed fund since 2010.
Perimeter Capital Management	Mark D. Garfinkel, CFA. Portfolio Manager; managed fund since 2008. James N. Behre. Portfolio Manager; managed fund since 2008.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2008. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

158

SPECTRUM INCOME FUND

Investment Objective

To seek a high level of current income with moderate share price fluctuation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.73%	0.00%	0.06%	0.01%	0.80%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund diversifies its assets widely among various fixed-income and equity market segments. The fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed-income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed-income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The fund’s fixed-income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the fund’s investments in these securities. The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or

159

entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the fund’s investment in these securities. The fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding foreign bonds denominated in U.S. dollars). Foreign currency forwards, options and futures may be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors, including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. Maturities of the fund’s fixed income investments reflect the subadviser’s outlook for interest rates.

The fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In managing the fund, the subadviser may vary the allocation of the fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Fixed income securities may be sold to adjust the fund’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities of different sectors.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe

Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

The fund’s investment process may, at times, result in higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks.”

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Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

161

Value investment style risk  The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	8.73% (Quarter ended 09/30/2012)

Best Quarter:	3.95% (Quarter ended 12/31/2011) Worst Quarter: −3.65% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	3.97%	5.81%	6.26%	10/29/2005
Class NAV after tax on distributionsA	2.19%	3.88%	4.38%
Class NAV after tax on distributions, with saleA	2.56%	3.83%	4.26%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.09%	10/29/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Charles M. Shriver. Vice President; managed fund since 2011.

Sub-Subadviser:  T. Rowe Price International Ltd.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

162

STRATEGIC EQUITY ALLOCATION FUND

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Class NAV	0.65%	0.00%	0.03%	0.01%	0.69%

1Expenses have been estimated for the class’s first full year of operations.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from April 13, 2012 to August 31, 2012, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund’s investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund’s allocation of securities will depend on the subadvisers’ outlook for the markets and generally reflect the subadvisers’ strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisers consider various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and in fixed-income securities, including, but not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;
•	U.S. Treasury futures contracts;

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•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);
•	U.S. and foreign corporate bonds;
•	Foreign government and agency securities; and
•	Lower-rated fixed-income securities and high-yield securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Risks of investing — Hedging, derivatives and other strategic transactions risk,” including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps, including credit default swaps and total return swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:

•	to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations,;
•	to protect the fund’s unrealized gains in the value of its securities;
•	to facilitate the sale of the fund’s securities for investment purposes;
•	to manage the effective maturity or duration of the fund’s securities;
•	to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
•	to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
•	to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

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traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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STRATEGIC INCOME OPPORTUNITIES FUND

Investment Objective

To seek to maximize total return consisting of current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.66%	0.00%	0.07%	0.02%	0.75%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$77	$240	$417	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in the following types of securities, which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds and investment-grade corporate bonds and currency instruments.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by Standard & Poor’s Corporation (S&P) or Moody’s Investors Service (Moody’s) (and their unrated equivalents in the opinion of the subadviser), it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the average maturity of the fund’s portfolio.

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P or Moody’s or their unrated equivalents in the opinion of the subadviser). Under normal circumstances, no more than 15% of the

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fund’s total assets will be invested in asset-backed securities rated lower than A by both ratings agencies or their unrated equivalents in the opinion of the subadviser.

In managing the fund, the subadviser allocates assets among the four major types of instruments based on analysis of global economic factors, such as fiscal and monetary policies, projected international interest rate movements, political environments and currency trends. However, in abnormal circumstances, the subadviser may invest up to 100% of the fund’s assets in any one sector.

Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives such as futures, options and swaps, as well as restricted or illiquid securities.

The fund may invest significantly in currency spots and forwards, currency futures and options and interest rate options for both hedging and non-hedging purposes, including for purposes of enhancing returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.

No more than 80% of the fund’s assets will consist of instruments denominated in foreign currencies.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

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traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	9.21% (Quarter ended 09/30/2012)

Best Quarter:	11.89% (Quarter ended 6/30/2009) Worst Quarter: −7.57% (Quarter ended 9/30/2011)

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Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	2.06%	8.45%	7.89%	4/28/2006
Class NAV after tax on distributionsA	−0.17%	5.80%	5.38%
Class NAV after tax on distributions, with saleA	1.35%	5.64%	5.24%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.65%	4/28/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Daniel S. Janis III. Vice President; managed fund since 2006. John F. Iles. Vice President; managed fund since 2006.Thomas C. Goggins. Senior Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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TOTAL RETURN FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.68%	0.00%	0.05%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

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•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency

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fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	8.25% (Quarter ended 09/30/2012)

Best Quarter:	1.99% (Quarter ended 6/30/2009) Worst Quarter: −3.55% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	3.26%	7.57%	6.83%	10/15/2005
Class NAV after tax on distributionsA	2.02%	5.08%	4.55%
Class NAV after tax on distributions, with saleA	2.19%	5.04%	4.53%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.12%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Manager

Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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U.S. EQUITY FUND

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.75%	0.00%	0.04%	0.79%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are economically tied to the U.S. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of October 31, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $21 million to $559.1 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust

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the portfolio for other factors such as position size, industry and sector weights and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Health care services risk  Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

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Calendar year total returns for Class NAV:

Year-to-date:	15.38% (Quarter ended 09/30/2012)

Best Quarter:	12.76% (Quarter ended 9/30/2010) Worst Quarter: −13.93% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	7.79%	0.81%	2.45%	10/29/2005
Class NAV after tax on distributionsA	7.35%	0.13%	1.81%
Class NAV after tax on distributions, with saleA	5.06%	0.31%	1.74%
Russell 3000 Index	1.03%	−0.01%	3.12%	10/29/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since inception. Dr. David Cowan. Co-Director of Quantitative Equity Division: managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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U.S. HIGH YIELD BOND FUND

Investment Objective

To seek total return with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Class NAV	0.73%	0.00%	0.04%	0.77%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$79	$246	$428	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below-investment-grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security

177

issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash-management purposes).

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Communications risk  Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more

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volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Calendar year total returns for Class NAV:

Year-to-date:	10.05% (Quarter ended 09/30/2012)

Best Quarter:	17.10% (Quarter ended 6/30/2009) Worst Quarter: −15.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	5.08%	6.89%	7.43%	10/15/2005
Class NAV after tax on distributionsA	2.19%	3.92%	4.56%
Class NAV after tax on distributions, with saleA	3.58%	4.11%	4.65%
Bank of America Merrill Lynch US High Yield Master II Index	4.37%	7.55%	7.92%	10/15/2005

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Phil Susser. Senior Portfolio Manager; managed fund since 2005. Niklas Nordenfelt, CFA. Senior Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

179

VALUE FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Shareholder fees (%) (fees paid directly from your investment	Class NAV
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Class NAV	0.73%	0.00%	0.06%	0.01%	0.80%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($313 million to $19.1 billion as of October 31, 2012).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries.

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The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

181

Calendar year total returns for Class NAV:

Year-to-date:	14.56% (Quarter ended 09/30/2012)

Best Quarter:	23.59% (Quarter ended 9/30/2009) Worst Quarter: −27.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Class NAV before tax	1.26%	1.82%	2.99%	10/27/2006
Class NAV after tax on distributionsA	−0.91%	0.32%	1.52%
Class NAV after tax on distributions, with saleA	2.07%	0.80%	1.81%
Russell Mid Cap Value Index	−1.38%	0.04%	0.76%	10/27/2006

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Thomas Copper. Portfolio Manager (Co-Lead); managed fund since 2006. John Mazanec. Portfolio Manager (Co-Lead); managed fund since 2008. Sergio Marcheli. Portfolio Manager; managedfund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 183 of the Prospectus.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares of the funds.

Taxes

The fund typically declares and pays dividends annually and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case such distributions may taxable at a later date. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENT STRATEGIES

ACTIVE BOND FUND

Investment Objective

To seek income and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
•	Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

183

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s).

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (“junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

ALL CAP CORE FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($21 million to $559.1 billion as of October 31, 2012).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
•	Quantitative investment models provide an improved framework for selecting mis-priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

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The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

ALL CAP VALUE FUND

Investment Objective

To seek capital appreciation.

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($313 million to $559.1 billion as of October 31, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

ALPHA OPPORTUNITIES FUND

Investment Objective

To seek long-term total return.

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

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The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

BLUE CHIP GROWTH FUND

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

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In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

CAPITAL APPRECIATION FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

CAPITAL APPRECIATION VALUE FUND

Investment Objective

To seek long-term capital appreciation.

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Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There is no limit on the market capitalization range of the issuers of the stocks in which the fund will invest. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadviser searches for attractive risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Debt and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security, and there are no limits on the maturities or ratings on the debt securities in which the fund may invest. The fund’s investments in non-investment grade debt securities and loans are limited to 25% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments to protect against downside risk or as a substitute for investing directly in certain securities. Hybrid instruments are a type of high-risk derivative such as covered calls, over-the-counter options and credit default swaps, which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

CORE BOND FUND

Investment Objective

To seek total return consisting of income and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2012 was x.xx years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

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The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

EMERGING MARKETS FUND

Investment Objective

To seek long-term capital appreciation.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser. A company is associated with an emerging market if its securities meet the definition of “Approved Market Securities” as defined below.

The fund seeks long-term capital growth through investment primarily in emerging-market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging-market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadviser (Approved Markets) from time to time. The fund will also seek to purchase emerging-market equity securities across all market capitalizations with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities.

The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities. The fund may invest in financial services companies.

The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriate foreign currency balances or exchange of foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Even though a company’s stock may meet the applicable market capitalization criterion for the fund’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty or a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

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The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this Prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Colombia
•	Czech Republic
•	Egypt
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Peru
•	Philippines
•	Poland
•	Russia
•	South Africa
•	South Korea
•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

EMERGING MARKETS DEBT FUND

Investment Objective

To seek total return with an emphasis on current income as well as capital appreciation.

Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time. Under normal market conditions, the fund invests at least 80% of

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its net assets in fixed-income securities and debt instruments of emerging markets issuers. The subadviser may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporations or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The portfolio managers use proprietary research to identify specific countries, corporate sectors and issues that are attractively priced and shall not be constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The portfolio managers use economic and industry analysis to anticipate shifts in the business cycle and determine which countries and sectors might benefit over the next 12 months. Due to volatile conditions in emerging markets, the fund’s investment process may result in a higher-than-average portfolio turnover ratio which could increase transaction costs.

A number of countries that the fund will invest in may not have sovereign ratings, may be below investment grade, or may be unrated. The fund may invest in corporate or other privately issued debt instruments of issuers having market capitalizations of below $1 billion at the time of investment. The debt securities in which the fund may invest include, but are not limited to, debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating rate senior and subordinated corporate debt obligations. There is no limit on the maturities of the debt instruments in which the fund will invest. The fund may invest in securities denominated in any currency, including U.S. dollar-denominated emerging markets debt, and may be subject to unexpected, adverse currency fluctuations. The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments including currency forwards, non-deliverable forwards, currency options, interest rates swaps, interest rate futures, interest rate options, index options and credit default swaps.

EQUITY-INCOME FUND

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. While the price of a company’s stock can go up or down in response to earnings or fluctuations in the market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

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The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

FINANCIAL SERVICES FUND

Investment Objective

To seek growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds

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investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

FLOATING RATE INCOME FUND

Investment Objective

To seek a high level of current income.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investor Services (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

FUNDAMENTAL GLOBAL FRANCHISE FUND

Investment Objective

To seek to provide capital appreciation.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three year period is above its cost of capital. Return on invested capital quantifies how well a company generates cash flow relative to the capital it has invested in its business, while its cost of capital refers to the cost of raising money to fund its business. These companies will have a leading share of industry sales, the ability to generate consistent sales growth over time as their products and services attract a larger customer base and a strong record of return on capital invested in the company with a sustainable competitive advantage, meaning bargaining power with buyers and/or sellers and a unique product or process which is difficult to replicate or substitute and hard for others to compete with.

Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in issuers domiciled outside of the United States, which includes securities for which the relevant reference entity is domiciled outside the United States, such as American Depositary Receipts (ADRs) that trade on U.S. exchanges.

The subadviser’s primary method of analysis is fundamental analysis, which is the ability to assess the health of a company, its competitive positioning, strength of management and its competitive advantages. Investment decisions are a function of finding stocks that possess the qualitative factors as outlined above and the subadviser believes are trading at a significant discount to the subadviser’s estimation of value.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

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The fund may invest significantly in securities of companies in certain sectors, such as the Consumer Staples and Consumer Discretionary sectors (as defined by the Global Industry Classification Standards (GICS)), and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The subadviser focuses on the equity securities of small, mid and large capitalization companies in both developed and emerging countries. The subadviser primarily invests in common stocks of developed and emerging companies, as well as ADRs, which trade on U.S. exchanges.

FUNDAMENTAL VALUE FUND

Investment Objective

To seek growth of capital.

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

GLOBAL BOND FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

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The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:
• securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
• corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
• mortgage-backed and other asset-backed securities;
• inflation-indexed bonds issued by both governments and corporations;
• structured notes, including hybrid or “indexed” securities and event-linked bonds;
• loan participations and assignments;
• delayed funding loans and revolving credit facilities;
• bank certificates of deposit, fixed time deposits and bankers’ acceptances;
• debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
• repurchase agreements and reverse repurchase agreements;
• obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
• obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:
• purchase and sell options on domestic and foreign securities, securities indexes and currencies,
• purchase and sell futures and options on futures,
• purchase and sell currency or securities on a forward basis, and
• enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

GLOBAL REAL ESTATE FUND

Investment Objective

To seek a combination of long-term capital appreciation and current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the U.S.

The fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

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To find these issuers, RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. RREEF also considers the effect of the real estate securities markets in general when making investment decisions. RREEF does not attempt to time the market.

The fund may realize some short-term gains or losses if RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

HEALTH SCIENCES FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies principally engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine or the life sciences (collectively termed “health science companies”). A company is “principally engaged” in health sciences if it derives more than 50% of its assets, profits, revenue or income from health sciences.

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers and biotechnology firms. The subadviser’s allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures and options in keeping with its objective. In addition, the fund will write call and put options primarily as a means of generating additional gains. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce, but not eliminate, portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in the health sciences industry, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem

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unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

HERITAGE FUND

Investment Objective

To seek long-term capital growth.

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

HIGH INCOME FUND

Investment Objective

To seek high current income; capital appreciation is a secondary goal.

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Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P/Moody’s or if unrated, deemed like quality by the subadviser. These may include, but are not limited to, U.S. and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and U.S. and foreign government obligations.

No more than 10% of the fund’s total assets (measured at the time of investment) may be invested in securities that are rated in default by S&P’s or by Moody’s or if unrated, deemed like quality by the subadviser. There is no limit on the fund’s average maturity. The foreign securities in which the fund may invest include both developed and emerging market securities.

In managing the fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may invest in both investment-grade and non-investment-grade asset-backed securities, including asset-backed securities rated BB/Ba by S&P/Moody’s or lower and their unrated equivalents.

The fund may use certain higher-risk investments, including derivatives (such as futures, exchange-traded options, over-the-counter options, interest rate, foreign currency and credit default swaps, and foreign forward currency contracts) to protect against possible adverse changes, to manage cash flows and risks, to gain investment exposure and/or to access potential investment opportunities, and restricted or illiquid securities. In addition, the fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

HIGH YIELD FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of the non-investment grade securities investment strategy, the fund will generally invest without restrictions within these ratings category ranges, ore, if unrated, considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

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INCOME FUND

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

INTERNATIONAL GROWTH OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund’s investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund’s investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund’s assets geographically, the fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

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INTERNATIONAL GROWTH STOCK FUND

Investment Objective

To seek to achieve long-term growth of capital.

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can invest in future contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

INTERNATIONAL SMALL CAP FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profit margins and liquidation value and other factors.

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INTERNATIONAL SMALL COMPANY FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,378 million to $4,358 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle.

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Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

INTERNATIONAL VALUE FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

INVESTMENT QUALITY BOND FUND

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by registered money market funds.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,

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•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and
•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures, interest rate swaps, currency forwards and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

MID CAP STOCK FUND

Investment Objective

To seek long-term growth and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($313 million to $19.6 billion as of October 31, 2012) or the S&P MidCap 400 Index ($501million to $13.7 billion as of October 31, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

MID CAP VALUE EQUITY FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

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In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

MID VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index ($501 million to $13.7 billion as of October 31, 2012) or the Russell MidCap Value Index ($313 million to $19.1 billion as of October 31, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

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Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

MUTUAL SHARES FUND

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion or significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. For purposes of issuer diversification, the issuer of a loan participation will be determined by the reference asset for the loan participation. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security.

The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

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NATURAL RESOURCES FUND

Investment Objective

To seek long-term total return.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resource-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington Management manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

REAL ESTATE EQUITY FUND

Investment Objective

To seek long-term growth through a combination of capital appreciation and current income.

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Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The fund is likely to maintain a substantial portion of assets in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from properties. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, investing in REITs may provide investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the fund. The fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The fund may purchase up to 10% of its total assets in any type of non-investment-grade debt securities (or “junk bonds”) including those in default. Fund investments in convertible securities are not subject to this limit. Below-investment-grade bonds or junk bonds can be more volatile and have greater risk of default than investment-grade bonds. The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Investment Fund (or any other T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest its cash reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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REAL ESTATE SECURITIES FUND

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

REAL RETURN BOND FUND

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a

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foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

REDWOOD FUND

Investment Objective

To seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund seeks to achieve its objective, under normal circumstances, by primarily investing in in-the-money (ITM) options (buy-writes) on U.S. equities and writing out-of-the-money put options on U.S. equities. Buy-writes represent the combination of a long U.S. equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of “intrinsic value,” as described below; attractive potential return relative to risk; and an appropriate correlation between the time to expiration and the estimate of intrinsic value.

Based on fundamental research, the portfolio managers estimate the potential downside volatility (the “intrinsic value” level) of each equity security under consideration for the fund’s buy-write portfolio. The strike price of the call options is usually set at or

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below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the fund sells varies. The fund may also write (sell) in-the-money call options on equity indexes and/or exchange-traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options). With respect to any long equity position held by the fund, the fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions.

When writing out-of-the-money put options, the fund typically sets the strike price at or below the estimated intrinsic value level of the securities on which the options are written. The fund typically uses out-of-the-money put options to achieve similar goals as the buy-writes in which it invests. The fund may also sell naked out-of-the money puts to achieve the same goals as a buy-write. The fund’s written put options will be “naked” because the fund will not hold a covering short position in the underlying security during the term of the option.

The issuers of equity securities purchased by the fund will primarily have market capitalizations in excess of $2 billion. The fund may invest in companies located both within or outside the United States (including companies organized or headquartered in emerging market countries). The fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In addition to the use of written option contracts under its ITM buy-write strategy, the fund may utilize foreign currency exchange contracts, other options, stock index futures contracts, other futures and forward contracts, swap agreements, variance swaps, convertibles and reverse convertibles and other derivative instruments for hedging purposes or to enhance return.

SCIENCE & TECHNOLOGY FUND

Investment Objective

To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services

media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services

internet commerce

life sciences and health care, including pharmaceuticals, medical devices, and biotechnology chemicals and synthetic materials

defense and aerospace

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While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

SHORT TERM GOVERNMENT INCOME FUND

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

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The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than three years, which means that the fund may purchase securities with a duration of greater than three years as long as the fund’s average duration does not exceed three years.

The fund may trade securities actively, which could increase transaction costs (thus lowering performance).

SMALL CAP GROWTH FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($4.5 billion as of September 30, 2012) or the S&P Small Cap 600 Index ($3.8 billion as of September 30, 2012).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in initial public offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

SMALL CAP OPPORTUNITIES FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

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Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalization of companies in the Russell 2000 Index range from $21 million to $5.2 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

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The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

SMALL CAP VALUE FUND

Investment Objective

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index (5.2 billion as of October 31, 2012) or the S&P SmallCap 600 Index ($3.6 billion as of October 31, 2012).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

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SMALL COMPANY GROWTH FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2012, the capitalizations of companies included in the Russell 2000 Index ranged from $21 million to $5.2 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund’s portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund’s industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
Arrow Pointing Right Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

SMALL COMPANY VALUE FUND

Investment Objective

To seek long-term growth of capital.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($21 million to $5.2 billion as of October 31, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

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While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

SMALLER COMPANY GROWTH FUND

Investment Objective

To seek long-term capital appreciation.

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $xx million to $x.x billion.

SPECTRUM INCOME FUND

Investment Objective

To seek a high level of current income with moderate share price fluctuation.

Under normal market conditions, the fund diversifies its assets widely among various fixed-income and equity market segments. The fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed-income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and

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agency securities. The fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed-income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The fund’s fixed-income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the fund’s investments in these securities. The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the fund’s investment in these securities. The fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors, including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. Maturities of the fund’s fixed income investments reflect the subadviser’s outlook for interest rates.

The fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In managing the fund, the subadviser may vary the allocation of the fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Fixed income securities may be sold to adjust the fund’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities of different sectors.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

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The fund’s investment process may, at times, result in higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks.”

STRATEGIC EQUITY ALLOCATION FUND

Investment Objective

To seek capital appreciation.

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund’s investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund’s allocation of securities will depend on the subadvisers’ outlook for the markets and generally reflect the subadvisers’ strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisers consider various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and in fixed-income securities, including, but not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;
•	U.S. Treasury futures contracts;
•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);
•	U.S. and foreign corporate bonds;
•	Foreign government and agency securities; and
•	Lower-rated fixed-income securities and high-yield securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Risks of investing — Hedging, derivatives and other strategic transactions risk,” including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps, including credit default swaps and total return swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:

•	to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations,;
•	to protect the fund’s unrealized gains in the value of its securities;
•	to facilitate the sale of the fund’s securities for investment purposes;
•	to manage the effective maturity or duration of the fund’s securities;
•	to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
•	to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
•	to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

STRATEGIC INCOME OPPORTUNITIES FUND

Investment Objective

To seek to maximize total return consisting of current income and capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in the following types of securities, which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds and investment-grade corporate bonds, and currency instruments.

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The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s Investors Service (and their unrated equivalents in the opinion of the subadviser), it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the average maturity of the fund’s portfolio.

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P or Moody’s or their unrated equivalents in the opinion of the subadviser). Under normal circumstances, no more than 15% of the fund’s total assets will be invested in asset-backed securities rated lower than A by both ratings-agencies or their unrated equivalents in the opinion of the subadviser.

In managing the fund, the subadviser allocates assets among the four major types of instruments based on analysis of global economic factors, such as fiscal and monetary policies, projected international interest-rate movements, political environments and currency trends. However, in abnormal circumstances, the subadviser may invest up to 100% of the fund’s assets in any one sector.

Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may invest significantly in currency spots and forwards, currency futures and options and interest rate options for both hedging and non-hedging purposes, including for purposes of enhancing returns.

In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

No more than 80% of the fund’s assets will consist of instruments denominated in non-U.S. currency.

TOTAL RETURN FUND

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

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The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

U.S. EQUITY FUND

Investment Objective

To seek long term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the U.S. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of October 31, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $21 million to $559.1 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

U.S. HIGH YIELD BOND FUND

Investment Objective

To seek total return with a high level of current income.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities).

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The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below-investment-grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash-management purposes).

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

VALUE FUND

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($313 million to $19.1 billion as of October 31, 2012).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund’s distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund’s investments in equity, equity-like, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadviser believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds’ distributions rate effective in the last year.

Communications Risk

Because the fund may invest in securities of companies in the communications field, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communications field may have a significant impact on the fund’s performance.

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Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and ask prices of such securities may be greater than normally expected. If the

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subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crisis in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income

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securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that

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foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference

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rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

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Banking.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Insurance companies.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Materials.  Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals.  The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on

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patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

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Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

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When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

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Securities of companies in the real estate industry include equity real estate investment trusts (“REIT“s) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases.

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As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

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When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

YOUR ACCOUNT

Class NAV Shares

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and John Hancock Funds III. Class NAV shares may also be sold to retirement plans for employees of John Hancock and/or Manulife affiliated companies only, including John Hancock qualified plans and non-qualified deferred compensation plans, and separate investment accounts of John Hancock and its insurance affiliates and to the issuers of interests in the John Hancock Freedom 529 Plan, including the Education Trust of Alaska. Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of shares.  The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities.  Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances. Equity securities are generally valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. Securities not traded on a particular day are valued at the closing bid prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Debt securities with remaining maturities of one year or more at the time of acquisition are valued using prices provided by a pricing service, or by prices furnished by recognized dealers in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition are generally valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE. Exchange-traded options are valued at the mean of the bid and ask prices. Futures contracts are valued at the most recent settlement price. Shares of other open-end investment companies (underlying funds) are valued based on the NAVs of those underlying funds.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

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The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund, which (as noted above) is valued at the underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Purchase and redemption prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests.  The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading.  The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund or otherwise not be in a fund’s best interest in light of unusual trading activity related to your account. In the event a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity.  Pursuant to the policies and procedures adopted by the Board of Trustees, a fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. A fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of a fund’s shareholders. No fund has any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to a fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of

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the Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of a fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of a fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of a fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, a fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. A fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the funds’ policies. No fund can guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, a fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk.  To the extent that a fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease the Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.
•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Dividends and account policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the Fund or paid in cash. Strategic Income Opportunities generally declares dividends from the net investment income daily and pays them monthly. Capital gains, if any, are declared annually. Distributions are reinvested in additional full and fractional shares of the Fund of paid in cash.

Taxability of dividends

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For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Account statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of fund portfolio holdings.  The funds’ policy regarding disclosure of portfolio holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than the 15th day after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Broker Compensation and revenue sharing arrangements

Class NAV shares of the Funds are sold to the JHF II Portfolios and may in the future be sold to other series.

Other shares of the Funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

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The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II funds. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the funds.

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FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees may change the respective investment objective of each of the funds without shareholder approval.

The Trustees may change the focus of the investment policy of each of the funds that provides for the investment of a specified amount of its assets in particular securities or geographic regions without shareholder approval. These funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the funds’ business and investment activities.

In addition to overseeing the management of the funds, senior officers of the adviser also serve as portfolio managers of the funds of funds in their capacities as officers of the subadviser. In performing these functions, such portfolio managers make use of the resources of the adviser, including its extensive research and other information concerning the advisers of the underlying funds in which the fund may invest. Moreover, investment decisions made by the portfolio managers generally are implemented by personnel of the adviser.

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2012, the adviser had total assets under management of approximately $129.2 billion.

Subadvisers

Provide portfolio management to the funds.

Custodian

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the Fund’s net assets. The advisory fee rate for certain Funds is based on the aggregate of the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the Fund at the close of business on the previous business day of the Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

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A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Funds (except for funds that have not commenced operations) is available in the funds’ most recent annual report to shareholders. A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts for a fund that has not commenced operations will be available in the fund’s first shareholder report after commencement of operations.

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of JHF II . Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the funds’ most recent report to shareholders (except for funds that have not commenced operations).

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111. As of October 31, 2012, American Century had approximately $123.2 billion in assets under management.

Fund	Portfolio Managers

Heritage Fund	David M. Hollond
Greg Walsh

•	David M. Hollond. Chief Investment Officer, U.S. Growth Equity — Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.
•	Greg Walsh. Vice President and Portfolio Manager; joined American Century in 2003 as an investment analyst; a portfolio manager since 2008.

Baillie Gifford Overseas Ltd (“BG Overseas”)

BG Overseas is responsible for the day-to-day investment management of the fund, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with BG Overseas), and negotiating commissions. BG Overseas is wholly owned by a Scottish investment company, Baillie Gifford & Co. (“Baillie Gifford”). Founded in 1908, Baillie Gifford manages money primarily for institutional clients. It is one of the largest independently owned investment

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management firms in the United Kingdom. As of September 30, 2012, BG Overseas had approximately $130.5 billion in assets under management.

Fund	Portfolio Managers

International Growth Opportunities Fund	James Anderson
Lawrence Burns
Tom Record, CFA
Nick Thomas, CFA
Tom Coutts
David Salter
Kave Sigaroudinia
Sarah Whitley

•	James Anderson. Portfolio Manager; joined Baillie Gifford in 1983; became a Partner in 1987; member of the International Growth strategy’s portfolio construction group since 2003.
•	Lawrence Burns. Portfolio Manager; joined Baillie Gifford in 2009; member of the International Growth strategy’s portfolio construction group since 2012.
•	Tom Record, CFA. Portfolio Manager; joined Baillie Gifford in 2002; member of the International Growth strategy’s portfolio construction group since 2006.
•	Nick Thomas, CFA. Portfolio Manager; joined Baillie Gifford in 1998; became partner in 2010; member of the International Growth strategy’s portfolio construction group since 2004.
•	Tom Coutts. Portfolio Manager; joined Baillie Gifford in 1999; member of the International Growth strategy’s portfolio construction group since 2008.
•	David Salter. Director; joined Baillie Gifford in 2001; became partner in 2011; member of the International Growth strategy’s portfolio construction group since 2007.
•	Kave Sigaroudina. Portfolio Manager; joined Baillie Gifford in 1999; became partner in 2012; member of the International Growth strategy’s portfolio construction group since 2005.
•	Sarah Whitley. Portfolio Manager; joined Baillie Gifford in 1980; became partner in 1986; member of the International Growth strategy’s portfolio construction group since 2003.

Columbia Management Investment Advisers, LLC (“Columbia Management”)

Columbia Management is located at 225 Franklin Street, Boston, Massachusetts 02210. Columbia Management is a registered investment adviser and a wholly owned subsidiary of Ameriprise Financial, Inc. As of September 30, 2012, Columbia Management had approximately $339.7 billion in assets under management.

Fund	Portfolio Managers

Mid Cap Value Equity Fund	Steve Schroll
Laton Spahr, CFA
Paul Stocking

•	Steve Schroll. Portfolio Manager; joined Columbia Management in 1998 as a Senior Security Analyst.
•	Laton Spahr, CFA. Portfolio Manager; joined Columbia Management in 2001 as a Security Analyst.
•	Paul Stocking. Portfolio Manager, joined Columbia Management in 1995 as a Senior Equity Analyst.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. As of October 31, 2012, Davis had approximately $48 billion in assets under management.

Funds	Portfolio Managers

Financial Services Fund	Kenneth Charles Feinberg
Fundamental Value Fund	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

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•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Fund	Peter Farley, CFA
Joshua Kuhnert, CFA

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, Illinois 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Funds	Portfolio Managers

Global Real Estate Fund	Jerry W. Ehlinger, CFA
Daniel Ekins
John Hammond
John F. Robertson, CFA
Chris Robinson
John W. Vojticek
Real Estate Securities Fund	Jerry W. Ehlinger, CFA
John F. Robertson, CFA
John W. Vojticek

•	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion.
•	Daniel Ekins. Managing Director, Co-Lead Portfolio Manager and Head of Asia-Pacific Real Estate Securities. Mr. Ekins joined the Australian investment management team (Asia Pacific) in March 1997.
•	John Hammond. Managing Director, Lead Portfolio Manager and Head of European Real Estate Securities; Portfolio Manager; managed fund since 2006.
•	John F. Robertson, CFA. Global Head of Real Estate Securities and Chief Investment Officer of the global real estate securities business. Mr. Robertson also has broad oversight over all sectors of the real estate securities market and helps lead RREEF’s global real estate securities portfolio management activities as a member of its Global Property Asset Allocation Committee. Mr. Robertson joined RREEF in June 1997 after six years of industry experience.
•	Chris Robinson. Director and Co-Lead Portfolio Manager, Real Estate Securities. Mr. Robinson joined the Company in November 2003 with 7 years industry experience including eight years covering Asian real estate securities.

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•	John W. Vojticek. Co-head of the Americas Portfolio Management team having co-oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds. As of October 31, 2012, Dimensional and its affiliates had approximately $251 billion in assets under management.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Funds	Portfolio Managers

Emerging Markets Fund	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
International Small Company Fund	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Small Cap Opportunities Fund	Henry F. Gray
Joseph H. Chi, CFA
Jed S. Fogdall

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager since 1998.
•	Joseph H. Chi, CFA. Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012.
•	Jed S. Fogdall. Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012.
•	Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

Franklin Advisers, Inc. (“Franklin Advisers”)

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. As of October 31, 2012, Franklin Advisers and its affiliates managed over $753.9 billion in assets. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Fund	Edward D. Perks, CFA
Charles B. Johnson
Alex Peters, CFA
Matt Quinlan

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•	Edward D. Perks, CFA. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.
•	Alex Peters, CFA. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 1992.
•	Matt Quinlan. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 2005.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. As of October 31, 2012, Franklin Mutual and its affiliates managed over $753.9 billion in assets. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Mutual Shares Fund	Peter A. Langerman
F. David Segal, CFA
Debbie Turner, CFA

•	Peter A. Langerman is the chairman, president and CEO of Franklin Mutual Advisers, LLC (referred to as Mutual Series). He is a co-portfolio manager of Mutual Shares Fund. Mr. Langerman initially joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in June 1986. He served as CEO of Mutual Series beginning in 1998 and as the chairman of the fund boards beginning in 2001, before leaving in 2002 to serve as the director of New Jersey’s Division of Investment, overseeing employee pension funds. He rejoined Mutual Series in 2005.
•	F. David Segal, CFA is a research analyst and portfolio manager for Mutual Series. He is co-portfolio manager of Mutual Shares Fund. Prior to joining Mutual Series in 2002, Mr. Segal was an associate director in the structured finance group at MetLife.
•	Debbie Turner, CFA is an assistant portfolio manager for Mutual Series. She has been in this role for Mutual Shares Fund since 2001. Ms. Turner has more than 17 years of experience in the investment management industry. Prior to joining Mutual Series in 1993, she was an associate analyst for Fred Alger Management.

Franklin Templeton Investments Corporation (“Templeton”)

Templeton is located at 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H3T4. As of October 31, 2012, Templeton and its affiliates managed over $753.9 billion in assets. Templeton is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Small Cap Fund	Harlan B. Hodes, CPA
Martin Cobb

•	Harlan B. Hodes, CPA. Executive Vice President, Portfolio Manager and Research Analyst; joined the Templeton organization in 2001.
•	Martin Cobb. Executive Vice President, Portfolio Manager and Research Analyst; joined Franklin Templeton in 2003.

Frontier Capital Management Company (“Frontier”)

Frontier is a Massachusetts limited liability company having offices at 99 Summer Street, Boston, Massachusetts 02110. Frontier is an investment management firm that provides investment services to institutional clients. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG). As of October 31, 2012, Frontier had approximately $9.5 billion in assets under management.

A team of investment research analysts at Frontier selects investments for the fund. The portfolio managers listed below oversee this team and provide day-to-day management of the fund.

Fund	Portfolio Managers

Smaller Company Growth Fund	Michael A. Cavarretta
Peter G. Kuechle

•	Michael A. Cavarretta. Portfolio Manager; Chairman of Frontier; employed in the investment area of Frontier since 1998.
•	Peter G. Kuechle. Portfolio Manager; employed in the investment area of Frontier since 2002.

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Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2012, GMO managed on a worldwide basis approximately $103 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Equity Fund	Dr. Thomas Hancock
Dr. David Cowan

•	Dr. Thomas Hancock. Co-director of the Quantitative Equity Team; joined GMO in 1995 and has managed the fund since inception.
•	Dr. David Cowan. Co-director of the Quantitative Equity Team; joined GMO in 2006 and has managed the fund since 2006.

Invesco Advisers, Inc. (“Invesco”)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment adviser since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of October 31, 2012, Invesco Ltd. managed approximately $677.4 billion.

Funds	Portfolio Managers

International Growth Stock Fund	Clas Olsson (Lead Manager)
Mark Jason
Shuxin Cao
Jason Holzer
Matthew Dennis
Small Company Growth Fund	Juliet Ellis (Lead Manager)
Juan Hartsfield
Clay Manley
Small Cap Opportunities Fund	Juliet Ellis (Lead Manager)
Juan Hartsfield
Value Fund	Thomas Copper (Co-Lead Manager)
John Mazanec (Co-Lead Manager)
Sergio Marcheli

•	Juliet Ellis. Lead Portfolio Manager, who has been with Invesco and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan Hartsfield. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Clay Manley. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2001.
•	Thomas Copper. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Cooper was associated with Van Kampen Asset Management in an investment capacity (1986-2010).
•	Sergio Marcheli. Portfolio Manager, who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).
•	John Mazanec. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Mazanec was associated with Van Kampen Asset Management (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.
•	Clas Olsson. Lead Portfolio Manager (with respect to the fund’s investments in Europe and Canada), who has been with the Invesco and/or its affiliates since 1994.
•	Mark Jason. Portfolio Manager, who has been with Invesco and/or its affiliates since 2001.
•	Shuxin Cao. Portfolio Manager, who has been with Invesco and/or its affiliates since 1997.
•	Jason Holzer. Portfolio Manager, who has been with Invesco and/or its affiliates since 1996.
•	Matthew Dennis. Portfolio Manager, who has been with Invesco and/or its affiliates since 2000.

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John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. As of September 30, 2012, John Hancock Asset Management a division of Manulife Asset Management (US) LLC had approximately $129.9 billion in assets under management.

Funds	Portfolio Managers

Active Bond Fund	Howard C. Greene
Jeffrey N. Given
Emerging Markets Debt Fund	John F. Iles, CPA
Daniel S. Janis III.
Fundamental Global Franchise Fund	Walter T. McCormick, CFA
Emory W. Sanders, Jr., CFA
High Income Fund	John F. Addeo, CFA.
John F. Iles
Dennis F. McCafferty, CFA
Joseph E. Rizzo
Short-Term Government Income Fund	Howard C. Greene
Jeffrey N. Given
Strategic Equity Allocation Fund	Bob Boyda
Steve Medina
Strategic Income Opportunities Fund	Daniel S. Janis III
John F. Iles
Thomas C. Goggins

•	John F. Addeo. Managing director and portfolio manager, John Hancock Asset Management; joined John Hancock Asset Management in 2012; previously an investment officer and portfolio manager/analyst, High Yield Bond Group, MFS Investment Management (1998-2012).
•	Bob Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.
•	Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.
•	Thomas C. Goggins. Senior portfolio manager John Hancock Asset Management (since 2009); Co-founder and Director of Research, Fontana Capital (2005-2009).
•	Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President; joined John Hancock Asset Management in 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Walter T. McCormick. Senior Managing Director and Senior Portfolio Manager; joined John Hancock Asset Management in 2010; previously Managing Director and senior portfolio manager, Wells Capital Management (2002-2010).
•	Emory W. Sanders, Jr. Senior Managing Director and Senior Portfolio Manager, joined John Hancock Asset Management in 2010; previously Director, Portfolio Manager and senior equity analyst, Wells Capital Management (1997-2010).
•	Daniel S. Janis III. Vice President; joined John Hancock Asset Management in 1999; previously a senior risk manager at BankBoston (1997-1999).
•	Dennis F. McCafferty, CFA. Joined John Hancock Asset Management in 2008; Principal and senior analyst, Pardus Capital Management (2005-2008).
•	Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.
•	Joseph E. Rizzo. Assistant Vice President; joined John Hancock Asset Management in January 2006. Previously, he was a bond trader at John Hancock Financial Services, and worked in high yield sales at Lehman Brothers.

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John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadviser as well as other portfolios advised by the Adviser. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. As of October 31, 2012, John Hancock Asset Management (North America) had approximately $93 billion in assets under management.

Fund	Portfolio Managers

Smaller Company Growth Fund	Carson Jen
Narayan Ramani

•	Carson Jen. Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Ltd in 1997.
•	Narayan Ramani. Managing Director and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Limited in 1998.

Jennison Associates LLC (“Jennison”)

Jennison (including its predecessor, Jennison Associates Capital Corp.), 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of October 31, 2012 Jennison managed in excess of $154 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Fund	Michael A. Del Balso
Kathleen A. McCarragher
Spiros “Sig” Segalas

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.
•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973. As of October 31, 2012, Lord Abbett had approximately $127.3 billion in assets under management including $1.7 billion for which Lord Abbett provides investment models to managed account sponsors.

Fund	Portfolio Managers

All Cap Value Fund	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.

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•	Deepak Khanna. Partner and Portfolio Manager; returned to Lord Abbett in 2007.

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by PIMCO Partners, LLC, a California limited liability company and certain officers of PIMCO. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. As of September 30, 2012, PIMCO had approximately $1,925 billion in assets under management.

Funds	Portfolio Managers

Global Bond Fund	Scott Mather
Real Return Bond Fund	Mihir Worah
Total Return Fund	William H. Gross, CFA

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, a Managing Director, is a Portfolio Manager and head of the real return desk. He joined PIMCO in 2001 as a member of the analytics team.

Perimeter Capital Management LLC (“Perimeter”)

Perimeter Capital Management is a Delaware Corporation formed in 2006 and located at Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328. Perimeter is a majority employee-owned, registered investment adviser, which provides investment services to institutional clients and mutual funds. As of October 31, 2012, Perimeter had approximately $1.1 billion in assets under management.

Fund	Portfolio Managers

Smaller Company Growth Fund	Mark D. Garfinkel, CFA
James N. Behre

•	Mark D. Garfinkel, CFA. Mr. Garfinkel is the lead portfolio manager and is a founding partner of Perimeter. Prior to the formation of Perimeter in 2006, Mr. Garfinkel spent 8 years managing Trusco Capital Management’s small cap growth discipline.
•	James N. Behre. Mr. Behre is a founding partner of Perimeter and a member of the management team. Prior to the formation of Perimeter in 2006, Mr. Behre worked with Mr. Garfinkel at Trusco Capital Management as the lead analyst of the firm’s small-cap growth investment process.

QS Investors, LLC. (“QS Investors”)

QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. QS Investors is 100% employee-owned with its managing members, Janet Campagna, James Norman, Rosemary Macedo, Marco Veissid and Robert Wang, having a controlling interest in the firm. A majority of the managing members are former members of DIMA’s (Deutsche Investment Management Americas Inc.) Quantitative Strategies Group that previously provided services to the Lifestyle and Retirement Living Trusts and All Cap Core Trust. QS Investors provides services to the Lifestyle Trusts, Lifestyle PS Series, Retirement Living Portfolios and All Cap Core Fund. As of October 31, 2012, QS Investors had approximately $11.7 billion in assets under management.

Fund	Portfolio Managers

All Cap Core Fund	Russell Shtern, CFA
Robert Wang

•	Robert Wang. Head of Portfolio Implementation. Prior to joining QS Investors in August 2010, Mr. Wang managed the All Cap Core Fund as Managing Director and Global Head of Quantitative Strategies Portfolio Management at DIMA. Mr. Wang joined DIMA in 1995 as a senior fixed-income portfolio manager.

248

•	Russell Shtern, CFA. Portfolio Manager. Prior to joining QS Investors in August 2010, Russell Shtern managed the All Cap Core Fund as Vice President and Portfolio Manager for Active Quantitative Equity at DIMA. Mr. Shtern joined DIMA in 1999 as a trader’s assistant on the options and equity swaps desk.

RCM Capital Management LLC (“RCM”)

RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555 Mission Street, San Francisco, California 94105. As of October 31, 2012, RCM had approximately $23.6 billion in assets under management.

Funds	Portfolio Managers

Redwood Fund	Raphael L. Edelman
Todd C. Hawthorne
Science & Technology Fund	Walter C. Price
Huachen Chen

•	Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principal in 1994.
•	Todd C. Hawthorne. Director and Lead Portfolio Manager. Mr. Hawthorne has been Lead Manager of the fund since 2011.
•	Raphael L. Edelman. Director and Portfolio Manager. Mr. Edelman has been Portfolio Manager of the fund since 2011.
•	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

RS Investment Management Co. LLC (RS Investments)

RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $23.8 billion in assets as of October 31, 2012. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Fund	Portfolio Managers

Natural Resources Fund	MacKenzie B. Davis, CFA
Andrew P. Pilara, Jr.
Kenneth L. Settles, Jr., CFA

•	MacKenzie B. Davis, CFA. Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012; joined RS Investments in 2004.
•	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012; joined RS Investments in 1993.
•	Kenneth L. Settles, Jr., CFA. Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012; joined RS Investments in 2006.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. As of October 31, 2012, Templeton Global and its affiliates managed over $753.9 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Fund	Tucker Scott, CFA
Cindy L. Sweeting, CFA
Peter A. Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Executive Vice President, Lead Portfolio Manager and Research Analyst; joined the Templeton organization in 1996.

249

•	Cindy L. Sweeting, CFA. President of Templeton Investment Counsel, LLC and director of portfolio management for the Templeton Global Equity Group (TGEG). Ms. Sweeting has over 28 years of experience in the investment industry, including 15 years with Templeton, having joined the firm in 1997.
•	Peter Nori, CFA. Executive Vice President, Portfolio Manager and Research Analyst; joined Franklin in 1987 and Templeton’s global equity research team in 1994.
•	Neil Devlin, CFA. Executive Vice President, Portfolio Manager and Research Analyst for the Templeton Equity Group; rejoined Templeton in 2006 having started at the company in 1987; previously worked at Boston Partners (2000-2006).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price International Ltd. serves as sub-subadviser to the Spectrum Income Fund

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of September 30, 2012, T. Rowe Price and its affiliates managed over $574.4 billion for over eleven million individual and institutional investor accounts.

Funds	Portfolio Managers

Blue Chip Growth Fund	Larry J. Puglia
Capital Appreciation Value Fund	David R. Giroux
Equity-Income Fund	Brian C. Rogers, CFA, CIC
Health Science, Fund	Kris H. Jenner
Mid Value Fund	David J. Wallack
Real Estate Equity Fund	David M. Lee
Science & Technology Fund	Ken Allen
Small Company Value Fund	Preston G. Athey
Spectrum Income Fund	Charles M. Shriver

•	Ken Allen. Vice President; joined T. Rowe Price in 2000.
•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.
•	Kris H. Jenner. Vice President; managed fund since 2011.
•	David M. Lee. Vice President; joined T. Rowe Price in 1993.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers, CFA, CIC. Vice President; joined T. Rowe Price in 1982.
•	Charles M. Shriver. Vice President; managed fund since 2011.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

Funds	Portfolio Managers

Alpha Opportunities Fund	Kent M. Stahl, CFA
Gregg R. Thomas, CFA
Investment Quality Bond Fund	Lucius T. (L.T.) Hill III
Campe Goodman, CFA
Christopher A. Jones, CFA
Joseph F. Marvan, CFA
Mid Cap Stock Fund	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Natural Resources Fund	Jay Bhutani
John C. O’Toole, CFA

250

Funds	Portfolio Managers

Small Cap Growth Fund	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Fund	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.
•	Jay Bhutan. Director and Global Industry Analyst affiliated with Wellington Management; joined the firm as an investment professional in 2007.
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.
•	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
•	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.
•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.
•	Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.
•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.
•	John C. O’Toole, CFA. Senior Vice President and Global Industry Analyst of Wellington Management; joined the firm as an investment professional in 1992.
•	Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.
•	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management of Wellington Management; joined the firm as an investment professional in 1998.
•	Gregg R. Thomas, CFA. Vice President and Director of Risk Management of Wellington Management; joined the firm in 2001 and has been an investment professional since 2004.

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market Street, San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S. As of September 30, 2012, WellsCap had approximately $331.1 billion in assets under management.

Funds	Portfolio Managers

Core Bond Fund	Thomas O’Connor, CFA
Troy Ludgood
U.S. High Yield Bond Fund	Niklas Nordenfelt, CFA
Phillip Susser

•	Thomas O’Connor, CFA. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously he was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Troy Ludgood. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.
•	Phillip Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously he worked at Deutsche Bank Securities Inc. as an associate research analyst.

251

•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously he worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo, Melbourne and Dubai, Western Asset’s 871 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset’s client base totals 517, representing 40 countries, 1,059 accounts, and $459.3 billion in assets under management as of October 31, 2012.

Funds	Portfolio Managers

Floating Rate Income Fund	Stephen A. Walsh
Michael C. Buchanan
Timothy J. Settel
High Yield Fund*	Stephen A. Walsh
Michael C. Buchanan
Keith J. Gardner

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. as a Portfolio Manager, 1989-1991.
•	Michael C. Buchanan. Head of Credit; joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005.
•	Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. as a Portfolio Manager, 1992-1994.
•	Timothy J. Settel. Portfolio Manager/Research Analyst; joined Western Asset in 2001. Prior to Western Asset, Mr. Settel worked for Lazard Freres & Co as a Portfolio Manager, 1995 — 2001.

252

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). For certain funds for which Class NAV had not yet commenced operations as of the last reporting period, August 31, 2012, the financial highlights for an existing class of shares, described in a separate prospectus, if applicable, has been included for reference. Because these other share classes have different expenses than Class NAV shares, financial highlights for class NAV shares would have differed. Because Financial Service Fund, Income Fund and Science & Technology Fund had not commenced operations as of the date of this prospectus, there are no financial highlights to report for these funds.

The financial statements of JHF II as of August 31, 2012, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II’s financial statements, in JHF II’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Active Bond Fund
CLASS NAV
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	[2]	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	[2]	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83	[2]	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73		0.66	0.66	6.15	540	90
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88		0.67	0.67	5.02	554	133

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net		From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized		capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain		paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Core Fund
CLASS NAV
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—		—	(0.10)	9.68	14.78	[2]	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—		—	(0.08)	8.53	19.87	[2]	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—		—	(0.09)	7.18	0.73	[2]	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—	[3]	—	(0.13)	7.21	(20.07)		0.83	0.83	1.52	472	186
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)		—	(0.64)	9.22	(11.50)		0.80	0.80	1.14	711	239

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

253

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Value Fund
CLASS NAV
08-31-2012	10.86	0.10	0.72	0.82	(0.07)	(0.72)	—	(0.79)	10.89	8.04	[2]	0.81	0.81	0.96	684	99
08-31-2011	9.74	0.08	1.63	1.71	(0.05)	(0.54)	—	(0.59)	10.86	17.34	[2]	0.82	0.82	0.67	594	59
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77	[2]	0.87	0.87	0.32	339	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)		0.91	0.91	0.48	264	75
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)		0.92	0.92	0.78	69	76

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Alpha Opportunities Fund
CLASS NAV
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	[2]	1.01		1.01		0.59		1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	[2]	1.02		1.01		0.26		1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01	[2]	1.04		1.04		0.28		1,113	171
08-31-2009[3]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80	[4]	1.08	[5]	1.08	[5]	0.42	[5]	671	202

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class NAV shares is 10-7-08.
4Not annualized.
5Annualized.

254

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Blue Chip Growth Fund
CLASS NAV
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89	[2]	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58	[2]	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70	[2]	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[2]		0.85	0.82	0.25	1,262	59
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[2]		0.84	0.81	0.29	1,850	44

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Capital Appreciation Fund
CLASS NAV
08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	[2]	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	[2]	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31	[2]	0.74	0.74	0.20	1,194	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)		0.76	0.76	0.36	1,091	78
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)		0.75	0.75	0.41	973	85

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Capital Appreciation Value Fund
CLASS NAV
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	[2]	0.86		0.83		1.48		1,953	84
08-31-2011[3]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[2,4]		0.92	[5]	0.88	[5]	1.23	[5]	433	44

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class NAV shares is 1-6-11.
4Not annualized.

255

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

5Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Core Bond Fund
CLASS NAV
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	[2]	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	[2]	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13	[2]	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69		0.71	0.71	4.29	411	571
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49		0.75	0.75	4.51	267	395

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance										Ratios and supplemental data
					Less Distributions						Ratios (as a percentage of average net assets)
			Net real-
			ized and								Expenses	Expenses
	Net asset		unrealized					Net asset		Net	before	including
	value,	Net	gain (loss)	Total from	From net	From net		value,		assets,	reductions	reductions	Net
	beginning	investment	on invest-	investment	investment	realized	Total	end of	Total	end of	and amounts	and amounts	investment	Portfolio
	of period	income	ments	operations	income	gain	distributions	period	return	period	recaptured	recaptured	income	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	(%)[2]	(in millions)	(%)	(%)	(%)	(%)
Emerging Markets Fund
CLASS NAV
08-31-2012	10.68	0.14	(1.08)	(0.94)	(0.12)	(0.01)	(0.13)	9.61	(8.71)	2,107	1.07	1.07	1.49	23
08-31-2011	10.82	0.15	0.61	0.76	(0.09)	(0.81)	(0.90)	10.68	6.13	2,099	1.07	1.07	1.25	11
08-31-2010	9.09	0.08	1.77	1.85	(0.08)	(0.04)	(0.12)	10.82	20.43	1,590	1.08	1.08	0.81	29
08-31-2009	9.47	0.10	(0.19)	(0.09)	(0.16)	(0.13)	(0.29)	9.09	1.07	1,037	1.07	1.07	1.39	32
08-31-2008	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	(0.20)	9.47	(12.61)	577	1.08	1.08	2.11	13

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

256

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Because Class NAV shares of Emerging Markets Debt Fund had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class A shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class A and shares have different expenses than Class NAV shares, financial highlights for Class NAV shares would have differed.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Debt Fund
CLASS A
08-31-2012	10.37	0.62	0.31	0.93	(0.64)	(0.20)	—	(0.84)	10.46	9.62	[2,3]	1.99		1.35		6.12		13	191
08-31-2011	10.54	0.61	(0.03)	0.58	(0.68)	(0.07)	—	(0.75)	10.37	5.63	[2,3]	1.82		1.35		5.82		12	123
08-31-2010[4]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36	[2,3,5]	1.85	[6]	1.25	[6]	5.09	[6]	13	112

1Based on the average daily shares outstanding.
2Does not reflect the effect of sales charges. if any.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The inception date for Class A and Class I shares is 1-4-10.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Equity-Income Fund
CLASS NAV
08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54	[2]	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19	[2]	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80	[2]	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[2]		0.86	0.83	2.77	633	46
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[2]		0.84	0.81	2.14	774	30

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

257

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance											Ratios and supplemental data
					Less Distributions							Ratios (as a percentage of average net assets)
			Net real-
			ized and									Expenses		Expenses
	Net asset		unrealized					Net asset			Net	before		including
	value,	Net	gain (loss)	Total from	From net	From net		value,			assets,	reductions		reductions		Net
	beginning	investment	on invest-	investment	investment	realized	Total	end of	Total		end of	and amounts		and amounts		investment		Portfolio
	of period	income	ments	operations	income	gain	distributions	period	return		period	recaptured		recaptured		income		turnover
Period ended	($)	($)[2]	($)	($)	($)	($)	($)	($)	(%)		(in millions)	(%)		(%)		(%)		(%)
Floating Rate Income Fund
CLASS NAV
08-31-2012	9.05	0.49	0.48	0.97	(0.49)	(0.12)	(0.61)	9.41	11.06	[4]	1,929	0.71		0.71		5.34		59
08-31-2011	9.42	0.51	(0.10)	0.41	(0.52)	(0.26)	(0.78)	9.05	4.27	[4]	1,512	0.72		0.72		5.33		80
08-31-2010	9.12	0.58	0.31	0.89	(0.59)	—	(0.59)	9.42	9.99	[4]	1,119	0.73		0.73		6.16		57
08-31-2009	9.79	0.60	(0.67)	(0.07)	(0.60)	— [3]	(0.60)	9.12	0.31		962	0.75		0.75		7.08		36
08-31-2008[1]	10.00	0.40	(0.24)	0.16	(0.37)	—	(0.37)	9.79	1.59	[5]	510	0.75	[6]	0.75	[6]	6.16	[6]	11

1The inception date for Class NAV shares is 1-2-08.
2Based on the average daily shares outstanding.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Fundamental Global Franchise Fund
CLASS NAV
08-31-2012[2]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60	[3,4]	0.99	[5]	0.99	[5]	0.95	[5]	371	2

1Based on the average daily shares outstanding.
2The inception date for Class A, Class I and Class NAV shares is 6-29-12.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

258

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Fundamental Value Fund
CLASS NAV
08-31-2012	14.31	0.15	1.37	1.52	(0.13)	—	—	(0.13)	15.70	10.67	[2]	0.79	0.79	1.03	1,049	14
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26	[2]	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86	[2]	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)		0.81	0.81	1.19	1,299	36
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)		0.80	0.80	0.93	1,533	14

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Bond Fund
CLASS NAV
08-31-2012[2]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	[3]	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	[3]	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45	[3]	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14		0.82	0.82	4.00	586	448
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81		0.83	0.83	4.37	509	975

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

259

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Real Estate Fund
CLASS NAV
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	[2]	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	[2]	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84		1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)		1.09	1.09	3.30	271	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)		1.07	1.07	1.95	608	68

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of		Total	and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period		return	recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)		(%)	(%)		(%)		(%)	(in millions)	(%)
Health Sciences Fund
CLASS NAV
08-31-2012[2]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	[3,4]	37.00	1.12	[5]	1.06	[5]	(0.45)[5]	476	25

1Based on the average daily shares outstanding.
2The inception date for Class NAV shares is 9-30-11.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Heritage Fund
CLASS NAV
08-31-2012	8.89	(0.02)	0.75	0.73	—	(1.94)	—	(1.94)	7.68	11.42	[2]	0.91	0.91	(0.27)	132	80
08-31-2011	7.31	(0.01)	1.88	1.87	—	(0.29)	—	(0.29)	8.89	25.44	[2]	0.90	0.90	(0.16)	167	102
08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46	[2]	0.92	0.92	(0.37)	215	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)		0.98	0.98	(0.31)	223	189
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)		0.98	0.98	(0.52)	114	154

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

260

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
High Income Fund
CLASS NAV
08-31-2012	7.32	0.49	0.31	0.80	(0.52)	—	—	(0.52)	7.60	11.67	[2]	0.75	0.75	6.74	406	70
08-31-2011	7.82	0.57	(0.52)	0.05	(0.55)	—	—	(0.55)	7.32	0.01	[2]	0.73	0.73	6.71	346	55
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61	[2]	0.71	0.71	10.11	509	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)		0.73	0.73	12.15	414	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)		0.72	0.72	8.80	447	53

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
High Yield Fund
CLASS NAV
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	[2]	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	[2]	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	[2]	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62		0.71	0.71	12.18	906	73
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)		0.70	0.70	9.04	1,511	59

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including			Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)		(in millions)	(%)
International Growth Opportunities Fund
CLASS NAV
08-31-2012[2]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70	[3,4]	1.08	1.08	0.77	[5]	491	1

1Based on the average daily shares outstanding.
2Period from 7-19-12 (commencement of operations) to 8-31-12.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

261

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
Net real-
			ized and										Expenses		Expenses
	Net asset	Net	unrealized	Total from						Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net		From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized		capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Growth Stock Fund
CLASS NAV
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—	[2]	—	(0.12)	10.89	3.87	[3]	0.96		0.96		1.43		428	30
08-31-2011[4]	10.00	0.19	0.43	0.62	(0.01)	—	[2]	—	(0.01)	10.61	6.21	[3,5]	0.99	[6]	0.99	[6]	1.79	[6]	278	27

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The inception date for Class NAV shares is 9-16-10.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Small Cap Fund
CLASS NAV
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)[2]	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87 [2]	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78 [2]	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)	1.13	1.13	1.79	295	29

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

262

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Small Company Fund
CLASS NAV
08-31-2012	8.15	0.14	(0.55)	(0.41)	(0.15)	—	—	(0.15)	7.59	(4.87)[2]	1.09	1.09	1.91	250	9
08-31-2011	7.08	0.14	1.08	1.22	(0.15)	—	—	(0.15)	8.15	17.11 [2]	1.09	1.09	1.61	191	14
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87 [2]	1.12	1.12	1.11	151	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	1.09	1.09	2.03	125	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	1.10	1.10	1.66	404	11

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
International Value Fund
CLASS NAV
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)[2]	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55 [2]	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)[2]	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[2]	0.93	0.91	2.78	854	26
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[2]	0.94	0.92	2.94	1,053	21

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net		From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized		capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain		paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)		($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Investment Quality Bond Fund
CLASS NAV
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—	[2]	—	(0.35)	13.22	8.16	[3]	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—		—	(0.45)	12.57	3.69	[3]	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—		—	(0.59)	12.58	11.44	[3]	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)		—	(0.64)	11.86	8.23		0.70	0.70	4.47	122	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—		—	(0.61)	11.61	4.57		0.71	0.71	4.66	149	81

1Based on the average daily shares outstanding.

263

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

2Less than $0.005 per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions									Ratios to average net assets
			Net real-
			ized and											Expenses	Expenses
	Net asset	Net	unrealized	Total from							Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net		From net	From			value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment		realized	capital	Total		end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income		gain	paid-in	distributions		period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)		($)	($)	($)		($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Stock Fund
CLASS NAV
08-31-2012	16.84	(0.05)	1.71	1.66	—		(0.76)	—	(0.76)		17.74	10.65	[2]	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—		—	—	—		16.84	23.46	[2]	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—	[3]	—	—	—	[3]	13.64	9.40	[2]	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	— [3]	(4.46)	(4.46)	—	[3]	—	—	—	[3]	12.47	(26.30)		0.89	0.89	0.04	447	159
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—	[3]	(1.33)	—	(1.33)		16.93	(4.90)		0.88	0.88	(0.08)	348	125

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Value Equity Fund
CLASS NAV
08-31-2012	9.15	0.10	0.84	0.94	(0.08)	(0.60)	—	(0.68)	9.41	11.09	[2]	0.94	0.94	1.08	74	52
08-31-2011	7.88	0.06	1.27	1.33	(0.06)	—	—	(0.06)	9.15	16.79	[2]	0.93	0.93	0.61	132	61
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85	[2]	0.92	0.92	0.87	149	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)		0.95	0.95	1.61	162	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)		0.97	0.97	0.69	91	53

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

264

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value Fund
CLASS NAV
08-31-2012	13.87	0.13		1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	[2]	1.05		0.99		1.02		599	54
08-31-2011	13.11	0.11		1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	[2]	1.04		0.99		0.73		389	50
08-31-2010	12.61	0.26	[3]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	[2]	1.05		1.00		1.93	[3]	391	50
08-31-2009[4]	10.00	0.05		2.56	2.61	—	—	—	—	12.61	26.10	[2,5]	1.10	[6]	1.05	[6]	0.64	[6]	301	30

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively.
4The inception date for Class NAV shares is 1-2-09.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Fund
CLASS NAV
08-31-2012	10.35	0.19	1.21	1.40	(0.13)	(0.15)	—	(0.28)	11.47	13.92	[2]	1.03		1.02		1.80		375	42
08-31-2011[3]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59	[2,4]	1.05	[5]	1.05	[5]	1.51	[5]	449	33

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for class NAV shares is 9-16-10.
4Not annualized.
5Annualized.

265

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance											Ratios and supplemental data
					Less Distributions							Ratios (as a percentage of average net assets)
			Net real-
			ized and									Expenses	Expenses
	Net asset		unrealized	Total from				Net asset			Net	before	including
	value,	Net	gain (loss)	investment	From net	From net		value,			assets,	reductions	reductions	Net
	beginning	investment	on invest-	oper-	investment	realized	Total	end of	Total		end of	and amounts	and amounts	investment	Portfolio
	of period	income	ments	ations	income	gain	distributions	period	return		period	recaptured	recaptured	income	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	(%)		(in millions)	(%)	(%)	(%)	(%)
Natural Resources Fund
CLASS NAV
08-31-2012	21.21	0.17	(3.06)	(2.89)	(0.16)	(2.07)	(2.23)	16.09	(14.11)[2]		597	1.07	1.06	0.91	176
08-31-2011	18.39	0.14	2.83	2.97	(0.11)	(0.04)	(0.15)	21.21	16.07	[2]	754	1.07	1.07	0.59	85
08-31-2010	17.55	0.11	0.86	0.97	(0.13)	—	(0.13)	18.39	5.45	[2]	548	1.06	1.06	0.58	70
08-31-2009	35.01	0.18	(11.37)	(11.19)	(0.21)	(6.06)	(6.27)	17.55	(27.20)		529	1.06	1.06	1.10	22
08-31-2008	42.39	0.19	3.88	4.07	(0.25)	(11.20)	(11.45)	35.01	7.08		500	1.06	1.06	0.45	34

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Estate Equity Fund
CLASS NAV
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	[2]	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	[2]	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	[2]	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[2]		0.93	0.90	3.81	209	75
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[2]		0.91	0.87	2.20	264	27

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

266

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Because Class NAV shares of Real Estate Securities Fund had not commenced operations as of the last reporting period, August 31, 2012, the tables detail the financial performance of Class 1 shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased each period. Because Class 1 and shares have different expenses than Class NAV shares, financial highlights for Class NAV shares would have differed.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Estate Securities Fund
CLASS 1
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	[2]	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	[2]	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	[2]	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)		0.84	0.84	3.30	75	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)		0.82	0.82	2.18	113	74

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Return Bond Fund
CLASS NAV
08-31-2012[2]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	[3]	0.76	0.77	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	[3]	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	[3]	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11		0.74	0.74	3.72	1,058	628
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63		0.75	0.75	4.30	819	992

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

267

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Redwood Fund
CLASS NAV
08-31-2012[2]	10.00	0.04	0.77	0.81	(0.01)	(0.02)	—	(0.03)	10.78	8.09	[3,4]	1.16	[5]	1.16	[5]	0.41	[5]	428	95

1Based on the average daily shares outstanding.
2The inception date for Class NAV shares is 9-29-11.
3Total returns would have been lower had certain expenses not been reduced during the period shown.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Short Term Government Income Fund
CLASS NAV
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	[2]	0.64		0.63		0.99		189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	[2]	0.64		0.63	[3]	1.13		140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	[2]	0.68		0.64		1.22		136	137
08-31-2009[4]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40	[2,5]	1.21	[6]	0.65	[6]	2.02	[6]	25	177

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of expense recapture which amounted to less than 0.01% of average net assets. See Note 5.
4The inception date for Class NAV shares is 1-2-09.
5Not annualized.
6Annualized.

268

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth Fund
CLASS NAV
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	[2]	1.12		1.12		(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	[2]	1.12		1.12		(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32	[2]	1.13		1.13		(0.75)	149	143
08-31-2009[3]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]		1.18	[5]	1.18	[5]	(0.59)[5]	122	214

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class NAV shares is 9-10-08.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Opportunities Fund
CLASS NAV
08-31-2012	19.94	0.03		2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82	[2]	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03		3.82	3.85	—	—	—	—	19.94	23.93	[2]	1.06	0.97	0.16	94	34
08-31-2010	15.07	—	[3]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98	[2]	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09		(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[2]		1.16	1.11	0.68	54	98
08-31-2008	23.35	0.47		(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[2]		1.06	1.06	1.68	97	81

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

269

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value Fund
CLASS NAV
08-31-2012	15.81	0.17	1.78	1.95	(0.06)	(1.13)	—	(1.19)	16.57	12.84	[2]	1.11		1.11		1.05		126	18
08-31-2011	13.72	0.10	2.75	2.85	(0.10)	(0.66)	—	(0.76)	15.81	20.54	[2]	1.11		1.11		0.61		149	16
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72	[2]	1.14		1.14		0.51		131	22
08-31-2009[3]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00	[2,4]	1.32	[5]	1.32	[5]	0.33	[5]	79	9

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class NAV shares is 12-16-08.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Company Growth Fund
CLASS NAV
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	[2]	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	[2]	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)[3]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09	[2]	1.11	1.11	(0.31)[3]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)		1.13	1.13	(0.24)	122	58
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)		1.10	1.10	(0.54)	169	38

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.02 and 0.22%, respectively.

270

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Company Value Fund
CLASS NAV
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	[2]	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	[2]	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39	[2]	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[2]		1.08	1.03	0.84	262	23
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20	[2]	1.07	1.02	0.58	418	22

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Smaller Company Growth Fund
CLASS NAV
08-31-2012	10.72	(0.04)	0.86	0.82	—	(2.47)	—	(2.47)	9.07	10.17	[2]	1.16		1.02		(0.44)	98	83
08-31-2011	10.84	(0.07)	2.88	2.81	—	(2.93)	—	(2.93)	10.72	24.23	[2]	1.14		1.01		(0.54)	110	87
08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43	[2]	1.13		1.00		(0.43)	116	86
08-31-2009[3]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80	[2,4]	1.29	[5]	1.17	[5]	(0.47)[5]	158	70

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Class NAV shares is 10-7-08.
4Not annualized.
5Annualized.

271

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Spectrum Income Fund
CLASS NAV
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52	[2]	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91	[2]	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58	[2]	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85	[2]	0.83	0.81	5.27	901	73
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06	[2]	0.86	0.83	4.62	1,065	67

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including				Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions		reductions		Net		assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Equity Allocation Fund
CLASS NAV
08-31-2012[2]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10	[3,4]	0.68	[5]	0.51	[5]	1.93	[5]	3,135	6

1Based on the average daily shares outstanding.
2The inception date for Class NAV shares is 4-13-12.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

Per share operating performance												Ratios and supplemental data
						Less Distributions							Ratios (as a percentage of average net assets)
				Net real-
				ized and									Expenses		Expenses
	Net asset			unrealized	Total from				Net asset			Net	before		including
	value,	Net		gain (loss)	investment	From net	From net		value,			assets,	reductions		reductions		Net
	beginning	investment		on invest-	oper-	investment	realized	Total	end of	Total		end of	and amounts		and amounts		investment		Portfolio
	of period	income		ments	ations	income	gain	distributions	period	return		period	recaptured		recaptured		income		turnover
Period ended	($)	($)[1]		($)	($)	($)	($)	($)	($)	(%)		(in millions)	(%)		(%)		(%)		(%)
Strategic Income Opportunities Fund
CLASS NAV
08-31-2012	10.74	0.56		0.28	0.84	(0.64)	—	(0.64)	10.94	8.19	[3]	1,297	0.73		0.73		5.29		29
08-31-2011	10.53	0.64		0.32	0.96	(0.75)	—	(0.75)	10.74	9.17	[3]	1,174	0.74		0.74		5.84		40
08-31-2010	9.76	0.80		0.77	1.57	(0.80)	—	(0.80)	10.53	16.55	[3]	633	0.79		0.79		7.75		49
08-31-2009	10.02	0.69	[2]	0.17	0.86	(1.04)	(0.08)	(1.12)	9.76	10.67		450	0.83	[2]	0.83	[2]	7.81	[2]	55
08-31-2008	10.06	0.62		(0.25)	0.37	(0.41)	—	(0.41)	10.02	3.67		463	0.76		0.76		6.03		55

1Based on the average daily shares outstanding.

272

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

2Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Return Fund
CLASS NAV
08-31-2012[2]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	[3]	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	[3]	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22	[3]	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75		0.73	0.73	3.91	1,547	289
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93	[3]	0.74	0.74	4.37	1,680	121

1Based on the average daily shares outstanding.
2In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The Fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by less than $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by less than 0.005%.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance											Ratios and supplemental data
					Less Distributions							Ratios (as a percentage of average net assets)
			Net real-
			ized and									Expenses	Expenses
	Net asset		unrealized	Total from				Net asset			Net	before	including
	value,	Net	gain (loss)	investment	From net	From net		value,			assets,	reductions	reductions	Net
	beginning	investment	on invest-	oper-	investment	realized	Total	end of	Total		end of	and amounts	and amounts	investment	Portfolio
	of period	income	ments	ations	income	gain	distributions	period	return		period	recaptured	recaptured	income	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(in millions)	(%)	(%)	(%)	(%)
U.S. Equity Fund
CLASS NAV
08-31-2012	9.84	0.16[1]	1.68	1.84	(0.12)	—	(0.12)	11.56	18.86	[2]	1,477	0.79	0.79	1.51	48	[3]
08-31-2011	8.30	0.14[1]	1.52	1.66	(0.12)	—	(0.12)	9.84	20.03	[2]	1,049	0.79	0.79	1.47	72
08-31-2010	8.25	0.12[1]	0.05	0.17	(0.12)	—	(0.12)	8.30	1.92	[2]	902	0.79	0.79	1.33	34
08-31-2009	9.65	0.13[1]	(1.33)	(1.20)	(0.20)	—	(0.20)	8.25	(12.22)		870	0.81	0.81	1.72	67
08-31-2008	11.29	0.13[1]	(1.28)	(1.15)	(0.14)	(0.35)	(0.49)	9.65	(10.64)		904	0.79	0.79	1.25	84

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.

273

JOHN HANCOCK FUNDS II
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
U.S. High Yield Bond Fund
CLASS NAV
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	[2]	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	[2]	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63	[2]	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46		0.77	0.77	9.56	743	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—	—	(0.94)	12.09	1.31		0.77	0.77	7.48	523	59

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net	From net	From		value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	realized	capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)[1]	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Value Fund
CLASS NAV
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	[2]	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	[2]	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40	[2]	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)		0.87	0.87	1.24	122	59
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[2]		1.08	0.99	0.79	26	76

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

274

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

Active Bond Fund	0.600%	— first $2.5 billion;
	0.575%	— next $2.5 billion; and
	0.550%	— excess over $5 billion. (Aggregate Net Assets include the net assets of the fund and the Active Bond Trust, a series of JHVIT.)

All Cap Core Fund	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Core Trust, a series of JHVIT.)

All Cap Value Fund	0.800%	— first $500 million;
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Trust, a series of JHVIT.)

Alpha Opportunities Fund	1.025%	— first $250 million;
	1.000%	— next $250 million;
	0.975%	— next $500 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Alpha Opportunities Trust, a series of JHVIT.)

Blue Chip Growth Fund	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Capital Appreciation Fund	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Trust, a series of JHVIT.)

Capital Appreciation Value Fund		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels.

275

Fund	APR	Advisory Fee Breakpoint

Core Bond Fund	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the fund and the Core Bond Trust, a series of JHVIT.)

Emerging Markets Fund	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Emerging Markets Value Trust, a series of JHVIT.)

Emerging Markets Debt Fund	0.725%	— first $250 million;
	0.700%	— next $500 million; and
	0.675%	— excess over $750 million.

Equity-Income Fund	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Equity-Income Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Financial Services Fund	0.800%	— first $50 million;
	0.775%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Financial Services Trust, a series of JHVIT.)

Floating Rate Income Fund	0.700%	— first $1.1 billion;
	0.675%	— next $0.9 billion; and
	0.650%	— excess over $2 billion.

Fundamental Global Franchise Fund	0.800%	— first $1 billion; and
	0.780%	— excess over $1 billion.

Fundamental Value Fund	0.800%	— first $50 million;
	0.775%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Trust, a series of JHVIT)

Global Bond Fund	0.700%	— at all asset levels. (Aggregate Net Assets include the assets of the fund and Global Bond Trust, a series of JHVIT.)

Global Real Estate Fund	0.900%	— first $500 million;
	0.875%	— next $250 million; and
	0.850%	— excess over $750 million.

Health Sciences Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million (Aggregate Net Assets include the net assets of the fund and the Health Sciences Trust, a series of JHVIT.)

Heritage Fund
	0.850%	— first $400 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Heritage Trust, a series of JHVIT.)

276

Fund	APR	Advisory Fee Breakpoint

High Income Fund	0.725%	— first $150 million;
	0.675%	— between $150 million and $500 million;
	0.650%	— between $500 million and $2.5 billion; and
	0.600%	— excess over $2.5 billion.

High Yield Fund	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Trust, a series of JHVIT.)

Income Fund	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— next $300 million; and
0.800%	— excess over $500 million.*
		(Aggregate Net Assets include the net assets of the fund, the International Small Cap Fund, the International Value Fund, the Mutual Shares Fund, and the Global Fund, each a series of JHF II, and the Income Trust, the International Value Trust, the Global Trust, and the Mutual Shares Trust, each a series of JHVIT.) *When Aggregate Net Assets exceed $500 million, the advisory fee is 0.800% on all net assets of the Income Fund.

International Growth Opportunities Fund	0.975%	— first $100 million;
	0.850%	— next $300 million; and
	0.750%	— excess over $400 million.

International Growth Stock Fund	0.850%	— first $250 million;
	0.800%	— next $500 million; and
	0.750%	— excess over $750 million. (Aggregate Net Assets include the net assets of the fund and the International Growth Stock Trust, a series of JHVIT.)

International Small Cap Fund	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million.

International Small Company Fund	0.950%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the International Small Company Trust, a series of JHVIT.)

International Value Fund	0.950%	— first $150 million;
	0.850%	— next $150 million; and
0.800%	— excess over $300 million.*
		(Aggregate Net Assets include the net assets of the fund, Income Fund, International Small Cap Fund, Mutual Shares Fund and the Global Fund, each a series of JHF II; and Income Trust, Mutual Shares Trust, the International Value Trust and the Global Trust, each a series of JHVIT.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Fund	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Trust, a series of JHVIT.)

Mid Cap Stock Fund	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Trust, a series of JHVIT.)

277

Fund	APR	Advisory Fee Breakpoint

Mid Cap Value Equity Fund	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Value Equity Trust, a series of JHVIT.)

Mid Value Fund	1.050%	— first $50 million; and
	1.000%	— excess over $50 million. (Aggregate Net Assets include the net assets of the fund and the Mid Value Trust, a series of JHVIT.)

Mutual Shares Fund	0.960%	— first $750 million; and
0.920%	— excess over $750 million.*
		(Aggregate Net Assets include the net assets of the fund and the Mutual Shares Trust, a series of JHVIT.) *When Aggregate Net Assets exceed $750 million, the advisory fee is 0.92% on all net assets of Mutual Shares Fund.

Natural Resources Fund	1.000%	— first $1 billion;
	0.975%	— next $1 billion; and
	0.950%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Trust, a series of JHVIT.)

Real Estate Equity Fund	0.875%	— first $250 million;
	0.850%	— next $250 million; and
	0.825%	— excess over $500 million.

Real Estate Securities Fund	0.700%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Trust, a series of JHVIT.)

Real Return Bond Fund	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Real Return Bond Trust, a series of JHVIT.)

Redwood Fund	1.200%	— first $100 million;
	1.150%	— next $100 million;
	1.100%	— above $200 million, retroactive to prior asset levels; and
	1.050%	— excess over $500 million.

Science & Technology Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Science & Technology Trust, a series of JHVIT.)

Short Term Government Income Fund	0.570%	— first $250 million; and
	0.550%	— excess over $250 million (Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Trust, a series of JHVIT.)

Small Cap Growth Fund	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Trust, a series of JHVIT.)

278

Fund	APR	Advisory Fee Breakpoint

Small Cap Opportunities Fund	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Trust, a series of JHVIT .)

Small Cap Value Fund	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Trust, a series of JHVIT.)

Small Company Growth Fund	1.050%	— first $250 million; and
1.000%	— excess over $250 million.*
		(Aggregate Net Assets include the net assets of the fund and Small Cap Opportunities Fund, International Growth Stock Fund and Value Fund, each a series of JHF II, and Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust, each a series of JHVIT.) *When Aggregate Net Assets exceed $1 billion, the applicable rate is 1.000% on all net assets of the Small Company Growth Fund.

Small Company Value Fund	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Trust, a series of JHVIT.)

Smaller Company Growth Fund	1.100%	— first $125 million;
	1.050%	— next $250 million;
	1.000%	— next $625 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Smaller Company Growth Trust, a series of JHVIT.)

Spectrum Income Fund	0.800%	— first $250 million; and
	0.725%	— excess over $250 million. (Aggregate Net Assets include the net assets of the fund and the New Income Trust, a series of JHVIT.)

Strategic Equity Allocation Fund	0.675%	— first $2.5 billion;
	0.650%	— next $5 billion;
	0.625%	— next $2.5 billion; and
	0.600%	— excess over $10 billion. (Aggregate Net Assets include the net assets of the fund and the Strategic Equity Allocation Trust, a series of JHVIT.)

Strategic Income Opportunities Fund	0.700%	— first $500 million;
	0.650%	—next $3 billion; and
	0.600%	— excess over $3.5 billion. (Aggregate Net Assets include the net assets of the fund and the Strategic Income Opportunities Trust, a series of JHVIT.)

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Fund	APR	Advisory Fee Breakpoint

Total Return Fund		If PIMCO is the subadviser to the fund and if Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHVIT and the JHF II that are subadvised by PIMCO. These funds currently include the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of the JHF II, and the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of JHVIT.
**The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of JHF II, and the Total Return Trust, a series of JHVIT.

U.S. Equity Fund	0.780%	— first $500 million;
	0.760%	— next $500 million; and
	0.740%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the U.S. Equity Trust, a series of JHVIT.)

U.S. High Yield Bond Fund	0.750%	— first $200 million; and
	0.720%	— excess over $200 million.

Value Fund	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Trust, a series of JHVIT.)

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FOR MORE INFORMATION

The following documents are available, which offer further information on JHF II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

XBRL Filings

XBRL filings regarding the funds may be found at www.johnhancock.com/XBRL/JHTII.html.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.jhfunds.com

Or you may obtain these documents and other information

about the Funds from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

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